UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Millennial Consumer ETF

Ticker: MILN

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Millennial Consumer ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/miln. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Millennial Consumer ETF	$50	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Millennials Thematic Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets.

The Secondary Index measures the performance of U.S. listed companies that provide exposure to the Millennial generation, (“Millennial Companies”). The Millennial generation refers to the demographic cohort in the US with birth years ranging from 1980 to 2000.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund decreased 0.35%, while the Secondary Index increased 0.11%. The Fund had a net asset value of $46.96 per share on December 1, 2024 and ended the reporting period with a net asset value of $46.69 per share on November 30, 2025.

Performance over the reporting period was slightly negative despite resilient U.S. spending in categories tied to digital commerce and leisure. E-commerce sales rose 5.30% year over year in Q2 2025 and overall retail and food-services sales were up 5.00% in August, with nonstore retailers up 10.10% and restaurants up 6.50%, supporting companies exposed to online shopping, travel, and dining. The Federal Reserve’s September move to lower the policy rate to a 4.00%–4.25% range improved financing conditions and sentiment toward growth and consumer-discretionary names. Still, inflation rates of close to 3.00% and consumer confidence near 94.60--below the benchmark 100 level--kept spending uneven, creating pockets of volatility for advertising- and retail-exposed holdings. A tailwind came from energy: the EIA projected that drivers’ gasoline outlays would fall to less than 2.00% of disposable income in 2025, easing pressure on discretionary budgets that benefit apparel, experiences, and ecommerce. Offsetting forces included new U.S. trade actions that lifted import costs and added pricing uncertainty for retailers and brands reliant on overseas sourcing. On balance, stronger online and experiential spending, an easier policy backdrop, and lower fuel burdens outweighed tariff-related and sentiment headwinds, supporting gains across consumer, internet, travel, and payments exposures.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Millennial Consumer ETF - $32,273

S&P 500 Index (USD) (TR)* - $39,383

Indxx Millennials Thematic Index (USD) (NR)† - $33,763

$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
May/16
Nov/16
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Millennial Consumer ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Indxx Millennials Thematic Index (USD) (NR)Footnote Reference†
May/16	$10,000	$10,000	$10,000
Nov/16	$10,421	$10,863	$10,441
Nov/17	$12,823	$13,348	$12,895
Nov/18	$14,602	$14,185	$14,759
Nov/19	$17,387	$16,471	$17,659
Nov/20	$24,076	$19,346	$24,595
Nov/21	$29,212	$24,747	$29,995
Nov/22	$19,488	$22,468	$20,093
Nov/23	$22,581	$25,577	$23,392
Nov/24	$32,387	$34,246	$33,728
Nov/25	$32,273	$39,383	$33,763

Since its inception on May 4, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/miln for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Millennial Consumer ETF	-0.35%	6.04%	13.01%
S&P 500 Index (USD) (TR)Footnote Reference*	15.00%	15.28%	15.38%
Indxx Millennials Thematic Index (USD) (NR)Footnote Reference†	0.11%	6.54%	13.54%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$110,179,387	79	$606,740	11.35%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Health Care	0.8%
Industrials	4.4%
Consumer Staples	4.5%
Real Estate	6.4%
Information Technology	6.8%
Financials	9.0%
Communication Services	20.7%
Consumer Discretionary	47.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Alphabet, Cl A	5.5%
Apple	4.0%
Amazon.com	3.4%
Uber Technologies	3.3%
Sea ADR	3.2%
Walt Disney	3.2%
Carvana, Cl A	3.1%
Meta Platforms, Cl A	3.1%
Netflix	3.0%
NIKE, Cl B	3.0%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/miln

Global X Funds

Global X Millennial Consumer ETF: MILN

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

MILN-AR-2025

Global X Funds

Global X Aging Population ETF

Ticker: AGNG

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Aging Population ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/agng. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Aging Population ETF	$54	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Aging Population Thematic Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the performance of companies listed in developed markets that facilitate the demographic trend of longer average life spans and the aging of the global population. The Secondary Index provides access to companies involved in biotechnology, medical devices, pharmaceuticals, senior living facilities and specialized health care services, which respond to the needs of this demographic.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 16.09%, while the Secondary Index increased 16.58%. The Fund had a net asset value of $31.91 per share on December 1, 2024 and ended the reporting period with a net asset value of $36.70 per share on November 30, 2025.

The Fund’s performance over the reporting period was positive, supported by trends tied to aging demographics and continued adoption of care-enhancing technologies. Utilization rates at senior-living facilities remained strong, driving steady demand across related service providers. Convergence in the treatment of key age-related disorders also advanced, with improved diagnoses and wider use of metabolic therapies, such as GLP-1 medications, each expanding the addressable market for chronic-care management. Additionally, greater uptake of surgical devices and equipment continued to improve recovery times and procedure turnover for common orthopedic interventions, including hip and knee replacements. Together, these demand drivers helped offset policy and pricing headwinds across the broader healthcare landscape, allowing the Fund to post positive performance over the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Aging Population ETF - $25,901
MSCI ACWI Index (USD) (NR)* † - $30,050
Indxx Aging Population Thematic Index (USD) (NR)† - $26,628
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
May/16
Nov/16
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Aging Population ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Indxx Aging Population Thematic Index (USD) (NR)Footnote Reference†
May/16	$10,000	$10,000	$10,000
Nov/16	$9,902	$10,580	$9,925
Nov/17	$12,930	$13,187	$13,018
Nov/18	$13,777	$13,058	$13,902
Nov/19	$15,896	$14,843	$16,069
Nov/20	$18,248	$17,071	$18,486
Nov/21	$18,706	$20,361	$18,988
Nov/22	$18,244	$17,995	$18,542
Nov/23	$18,685	$20,157	$19,061
Nov/24	$22,312	$25,421	$22,841
Nov/25	$25,901	$30,050	$26,628

Since its inception on May 9, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/agng for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Aging Population ETF	16.09%	7.26%	10.46%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	11.97%	12.19%
Indxx Aging Population Thematic Index (USD) (NR)Footnote Reference†	16.58%	7.57%	10.78%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$75,969,921	80	$307,008	9.93%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.9%
Sweden	0.3%
Canada	0.6%
Australia	0.8%
Germany	1.0%
South Korea	2.1%
Denmark	4.1%
Belgium	4.4%
United Kingdom	4.4%
Switzerland	4.8%
China	5.7%
Japan	6.3%
United States	64.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
UCB	4.1%
Welltower	3.6%
Eli Lilly	3.5%
AstraZeneca PLC ADR	3.4%
Regeneron Pharmaceuticals	3.3%
Johnson & Johnson	3.2%
Merck	3.1%
AbbVie	3.0%
Edwards Lifesciences	3.0%
Medtronic PLC	3.0%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/agng

Global X Funds

Global X Aging Population ETF: AGNG

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

AGNG-AR-2025

Global X Funds

Global X FinTech ETF

Ticker: FINX

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X FinTech ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/finx/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X FinTech ETF	$65	0.68%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global FinTech Thematic Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies in developed markets that provide financial technology products and services, including companies involved in mobile payments, peer-to-peer and marketplace lending, financial analytics software and alternative currencies as determined by Indxx, LLC, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the "reporting period"), the Fund decreased 9.18%, while the Secondary Index decreased 8.70%. The Fund had a net asset value of $33.96 per share on December 1, 2024 and ended the reporting period with a net asset value of $30.68 per share on November 30, 2025.

The Fund’s performance was negative during the reporting period, as regulatory uncertainty and cost pressures weighed on payments and financial software providers. A more accommodative interest-rate backdrop later in the reporting period provided some support for payments, software, and crypto-exposed companies following the U.S. Federal Reserve’s rate cut in September. Consumer activity remained resilient, including increased online retail volumes during major mid-year discount events, which supported transaction growth for payment networks and digital wallets. In Europe, easing monetary policy helped stabilize sentiment around payments platforms and processors. However, elevated U.S. inflation and tariff uncertainty weighed on margins through higher input costs and competitive discounting. Regulatory cross-currents in the United States related to open banking initiatives and proposed overdraft-fee caps introduced additional uncertainty around data-sharing and bank-fee economics, resulting in the Fund’s decline in performance over the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X FinTech ETF - $21,767
MSCI ACWI Index (USD) (NR)* † - $28,363
Indxx Global FinTech Thematic Index (USD) (NR)† - $22,852
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Sep/16
Nov/16
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X FinTech ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Indxx Global FinTech Thematic Index (USD) (NR)Footnote Reference†
Sep/16	$10,000	$10,000	$10,000
Nov/16	$9,887	$9,986	$9,895
Nov/17	$14,450	$12,447	$14,546
Nov/18	$16,298	$12,325	$16,528
Nov/19	$20,279	$14,010	$20,713
Nov/20	$28,433	$16,113	$29,194
Nov/21	$30,275	$19,218	$31,271
Nov/22	$14,356	$16,985	$14,859
Nov/23	$15,749	$19,025	$16,346
Nov/24	$23,966	$23,994	$25,030
Nov/25	$21,767	$28,363	$22,852

Since its inception on September 12, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/finx/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X FinTech ETF	-9.18%	-5.20%	8.80%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	11.97%	11.97%
Indxx Global FinTech Thematic Index (USD) (NR)Footnote Reference†	-8.70%	-4.78%	9.38%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$265,978,172	70	$2,025,925	12.64%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.4%
China	1.0%
South Korea	1.0%
Italy	1.2%
Canada	1.3%
Switzerland	1.5%
Brazil	1.5%
Australia	2.0%
New Zealand	2.6%
United Kingdom	2.6%
Repurchase Agreements	3.9%
Netherlands	4.7%
United States	79.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SoFi Technologies	7.0%
Coinbase Global, Cl A	6.9%
Intuit	5.7%
Fidelity National Information Services	5.1%
PayPal Holdings	5.0%
Adyen	4.7%
Block, Cl A	4.6%
Affirm Holdings, Cl A	4.3%
SS&C Technologies Holdings	4.2%
Guidewire Software	3.9%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/finx/

Global X Funds

Global X FinTech ETF: FINX

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

FINX-AR-2025

Global X Funds

Global X Internet of Things ETF

Ticker: SNSR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Internet of Things ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/snsr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Internet of Things ETF	$69	0.68%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Internet of Things Thematic Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the performance of companies that stand to potentially benefit from the broader adoption of the Internet of Things (“IoT”). This includes the development and manufacturing of semiconductors and sensors, integrated products and solutions, and applications serving smart grids, smart homes, connected cars, and the industrial internet.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 2.32%, while the Secondary Index increased 2.94%. The Fund had a net asset value of $36.14 per share on December 1, 2024 and ended the reporting period with a net asset value of $36.74 per share on November 30, 2025.

The Fund delivered a positive result over the reporting period, helped by a cyclical upswing in chips and sensors for connected devices, with industry data showing sustained year-over-year gains through mid‑to‑late 2025 in the Americas and Europe. Easing U.S. financial conditions after the September 2025 rate cut supported valuations for growth and technology exposures that supply connectivity and sensing content across markets. In Europe, the phased rollout of the AI Act added regulatory clarity for companies building AI‑enabled edge hardware and data‑rich devices. U.S. industrial policy remained a tailwind: CHIPS Act awards and a new advanced packaging center in New York aimed to strengthen domestic supply for communications components. In Japan, the shift away from negative rates influenced locally listed component makers, but policy guidance signaled only gradual normalization. Handset unit growth stayed modest, yet vendors' push toward on‑device AI increased semiconductor content per device, supporting suppliers leveraged to premium smartphones.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Internet of Things ETF - $26,188
MSCI ACWI Index (USD) (NR)* † - $28,363
Indxx Global Internet of Things Thematic Index (USD) (NR)† - $27,165
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Sep/16
Nov/16
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Internet of Things ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Indxx Global Internet of Things Thematic Index (USD) (NR)Footnote Reference†
Sep/16	$10,000	$10,000	$10,000
Nov/16	$10,319	$9,986	$10,328
Nov/17	$13,419	$12,447	$13,478
Nov/18	$12,167	$12,325	$12,263
Nov/19	$15,696	$14,010	$15,853
Nov/20	$20,700	$16,113	$20,978
Nov/21	$26,133	$19,218	$26,590
Nov/22	$21,293	$16,985	$21,715
Nov/23	$22,839	$19,025	$23,405
Nov/24	$25,593	$23,994	$26,389
Nov/25	$26,188	$28,363	$27,165

Since its inception on September 12, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/snsr/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Internet of Things ETF	2.32%	4.82%	11.00%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	11.97%	11.97%
Indxx Global Internet of Things Thematic Index (USD) (NR)Footnote Reference†	2.94%	5.31%	11.45%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$200,257,223	65	$1,493,201	17.23%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.2%
Canada	0.2%
Norway	1.2%
Austria	1.3%
Japan	1.3%
France	1.4%
Netherlands	1.7%
China	1.9%
Repurchase Agreements	2.1%
Switzerland	3.3%
Singapore	4.9%
Taiwan	8.1%
United States	74.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
STMicroelectronics	4.9%
Garmin	4.9%
Skyworks Solutions	4.9%
Samsara, Cl A	4.7%
Rambus	4.7%
Dexcom	4.5%
Lattice Semiconductor	4.4%
Advantech	3.6%
ADT	3.1%
Johnson Controls International	2.7%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/snsr/

Global X Funds

Global X Internet of Things ETF: SNSR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

SNSR-AR-2025

Global X Funds

Global X Robotics & Artificial Intelligence ETF

Ticker: BOTZ

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Robotics & Artificial Intelligence ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/botz/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Robotics & Artificial Intelligence ETF	$70	0.68%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Robotics & Artificial Intelligence Thematic Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the performance of exchange-listed companies in developed markets that are involved in the development of robotics and/or artificial intelligence, including companies involved in developing industrial robots and production systems, automated inventory management, unmanned vehicles, voice/image/text recognition, and medical robots or robotic instruments.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 6.12%, while the Secondary Index increased 6.38%. The Fund had a net asset value of $33.25 per share on December 1, 2024 and ended the reporting period with a net asset value of $35.20 per share on November 30, 2025.

The Fund posted positive performance during the reporting period, aided by strong demand for semiconductors and factory automation tied to artificial intelligence buildouts. Global chip sales accelerated in 2025, creating a supportive backdrop for component suppliers and equipment makers exposed to data centers and AI infrastructure. In Japan, a key market for industrial robotics, industry data showed a clear rebound in robot orders from late 2024 through mid‑2025, which improved sentiment toward automation leaders. Currency headlines in Japan introduced bursts of volatility, but policymakers repeatedly signaled readiness to counter yen volatility, limiting effects on Japanese exporters. In Europe, the phased implementation of the EU’s AI Act added regulatory clarity for regional automation and AI suppliers, even as compliance costs begin to surface. In the United States, awards from the U.S. CHIPS and Science Act for advanced packaging and manufacturing and a partial reopening of licensed AI‑chip sales to China supported expectations for continued investment in AI hardware and related equipment, aiding sector performance.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Robotics & Artificial Intelligence ETF - $24,592
MSCI ACWI Index (USD) (NR)* † - $28,363
Indxx Global Robotics & Artificial Intelligence Thematic Index (USD) (NR)† - $25,446
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Sep/16
Nov/16
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Robotics & Artificial Intelligence ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Indxx Global Robotics & Artificial Intelligence Thematic Index (USD) (NR)Footnote Reference†
Sep/16	$10,000	$10,000	$10,000
Nov/16	$10,020	$9,986	$10,024
Nov/17	$16,155	$12,447	$16,170
Nov/18	$13,284	$12,325	$13,336
Nov/19	$14,766	$14,010	$14,815
Nov/20	$21,987	$16,113	$22,212
Nov/21	$25,114	$19,218	$25,562
Nov/22	$14,648	$16,985	$14,990
Nov/23	$18,420	$19,025	$18,901
Nov/24	$23,173	$23,994	$23,920
Nov/25	$24,592	$28,363	$25,446

Since its inception on September 12, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/botz/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Robotics & Artificial Intelligence ETF	6.12%	2.27%	10.25%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	11.97%	11.97%
Indxx Global Robotics & Artificial Intelligence Thematic Index (USD) (NR)Footnote Reference†	6.38%	2.75%	10.66%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,018,748,732	59	$18,531,592	12.11%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Canada	0.9%
United Kingdom	1.2%
Norway	1.4%
Finland	2.1%
Repurchase Agreements	4.1%
South Korea	4.4%
China	7.3%
Switzerland	9.8%
Japan	26.7%
United States	45.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	11.0%
ABB	9.0%
FANUC	7.6%
Intuitive Surgical	7.3%
Keyence	5.7%
Daifuku	4.5%
SMC	3.7%
Pegasystems	3.5%
Symbotic, Cl A	3.3%
Dynatrace	3.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/botz/

Global X Funds

Global X Robotics & Artificial Intelligence ETF: BOTZ

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

BOTZ-AR-2025

Global X Funds

Global X U.S. Infrastructure Development ETF

Ticker: PAVE

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X U.S. Infrastructure Development ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/pave. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Infrastructure Development ETF	$49	0.47%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx U.S. Infrastructure Development Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of U.S. listed companies that provide exposure to domestic infrastructure development, including companies involved in construction and engineering; production of infrastructure raw materials, composites and products; industrial transportation; and producers/distributors of heavy construction equipment (collectively, "U.S. Infrastructure Development Companies"), as defined by Indxx, LLC, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 6.76%, while the Secondary Index increased 7.27%. The Fund had a net asset value of $45.71 per share on December 1, 2024 and ended the reporting period with a net asset value of $48.51 per share on November 30, 2025.

The Fund gained over the reporting period, supported by steady federal transportation funding and a robust pipeline of state-level projects. Non-residential building activity, driven by manufacturing and other commercial projects, as well as steady gains in infrastructure-related non-building work helped offset some of the softening in residential starts.  Record-high U.S. data center construction related to AI boosted activity across the infrastructure development value chain. Challenges included softer mid-year construction spending, manufacturing activity below expansion thresholds, and higher steel and aluminum tariffs. However, anticipated rate cuts improved financing conditions for capital projects, while policy shifts kept the construction planning pipeline moving forward, particularly for data centers and manufacturing. Overall, federal funding, municipal awards, and select private sector projects outweighed economic and cost headwinds, driving the Fund's positive performance.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X U.S. Infrastructure Development ETF - $34,114
S&P 500 Index (USD) (TR)* - $33,382
Indxx US Infrastructure Development Index (USD) (TR)* - $35,744
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Mar/17
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X U.S. Infrastructure Development ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Indxx US Infrastructure Development Index (USD) (TR)Footnote Reference*
Mar/17	$10,000	$10,000	$10,000
Nov/17	$10,788	$11,314	$10,829
Nov/18	$10,425	$12,024	$10,515
Nov/19	$11,810	$13,961	$11,967
Nov/20	$13,790	$16,398	$14,031
Nov/21	$18,603	$20,976	$19,043
Nov/22	$19,251	$19,044	$19,820
Nov/23	$21,874	$21,680	$22,657
Nov/24	$31,954	$29,028	$33,322
Nov/25	$34,114	$33,382	$35,744

Since its inception on March 6, 2017. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/pave for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X U.S. Infrastructure Development ETF	6.76%	19.86%	15.07%
S&P 500 Index (USD) (TR)Footnote Reference*	15.00%	15.28%	14.78%
Indxx US Infrastructure Development Index (USD) (TR)Footnote Reference*	7.27%	20.56%	15.69%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,833,763,086	100	$41,174,690	9.98%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Short-Term Investment	0.0%
Consumer Discretionary	0.8%
Information Technology	2.4%
Utilities	3.5%
Materials	19.2%
Industrials	73.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Howmet Aerospace	4.4%
Quanta Services	3.6%
Parker-Hannifin	3.5%
CRH PLC	3.3%
Sempra	3.1%
Norfolk Southern	3.1%
Fastenal	2.9%
Trane Technologies PLC	2.9%
CSX	2.9%
Rockwell Automation	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/pave

Global X Funds

Global X U.S. Infrastructure Development ETF: PAVE

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - November 30, 2025

PAVE-AR-2025

Global X Funds

Global X Autonomous & Electric Vehicles ETF

Ticker: DRIV

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Autonomous & Electric Vehicles ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/driv. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Autonomous & Electric Vehicles ETF	$77	0.68%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Autonomous & Electric Vehicles Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of exchange-listed companies that are involved in the development of electric vehicles and/or autonomous vehicles, including companies that produce electric/hybrid vehicles, electric/hybrid vehicle components and materials, autonomous driving technology, and network connected services for transportation, (collectively, "Autonomous and Electric Vehicle Companies"), as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 27.19%, while the Secondary Index increased 27.51%. The Fund had a net asset value of $23.64 per share on December 1, 2024 and ended the reporting period with a net asset value of $29.48 per share on November 30, 2025.

The Fund posted gains during the reporting period, supported by steady electric vehicle (“EV”) adoption in key markets. In China, extended vehicle trade-in subsidies and a growing range of more affordable EV models helped sustain demand and broaden the buyer base. In Europe, definitive tariffs on China-made battery EVs reduced price pressure on regional automakers and their suppliers, lending support to European holdings. In the United States, an accelerated expiration of certain EV tax credits prompted a short-term boost in EV sales as consumers moved to secure remaining incentives. Battery materials rebounded as supply curtailments raised the cost of lithium, which, despite raising input costs also signaled improved lithium battery supply chain fundamentals. A more accommodative U.S. interest rate outlook later in 2025, as well as advancements in autonomous technologies, also supported valuations across growth and tech-linked exposures.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Autonomous & Electric Vehicles ETF - $21,795
MSCI ACWI Index (USD) (NR)* † - $22,417
Solactive Autonomous & Electric Vehicles Index (USD) (NR)† - $22,070
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Apr/18
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Autonomous & Electric Vehicles ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Autonomous & Electric Vehicles Index (USD) (NR)Footnote Reference†
Apr/18	$10,000	$10,000	$10,000
Nov/18	$8,840	$9,741	$8,840
Nov/19	$9,778	$11,073	$9,770
Nov/20	$15,153	$12,735	$15,180
Nov/21	$21,247	$15,189	$21,399
Nov/22	$16,094	$13,424	$16,240
Nov/23	$16,531	$15,037	$16,669
Nov/24	$17,135	$18,964	$17,308
Nov/25	$21,795	$22,417	$22,070

Since its inception on April 13, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/driv for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Autonomous & Electric Vehicles ETF	27.19%	7.54%	10.74%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	11.97%	11.15%
Solactive Autonomous & Electric Vehicles Index (USD) (NR)Footnote Reference†	27.51%	7.77%	10.92%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$331,681,089	83	$2,271,182	37.46%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.4%
Canada	0.9%
Chile	1.6%
Taiwan	1.7%
Germany	2.4%
Netherlands	2.8%
France	2.8%
South Korea	5.5%
Repurchase Agreements	6.0%
Australia	6.8%
Japan	11.2%
China	12.1%
United States	50.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alphabet, Cl A	4.3%
Bloom Energy, Cl A	3.9%
Tesla	3.4%
Intel	2.9%
NVIDIA	2.6%
Microsoft	2.4%
Toyota Motor	2.4%
QUALCOMM	2.3%
PLS Group	2.3%
Ganfeng Lithium Group, Cl H	1.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/driv

Global X Funds

Global X Autonomous & Electric Vehicles ETF: DRIV

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

DRIV-AR-2025

Global X Funds

Global X Artificial Intelligence & Technology ETF

Ticker: AIQ

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Artificial Intelligence & Technology ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/aiq/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Artificial Intelligence & Technology ETF	$78	0.68%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Artificial Intelligence & Big Data Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of exchange-listed companies that are positioned to benefit from the further development and implementation of artificial intelligence (“AI”) technology, as well as to companies that provide hardware for the development of artificial intelligence, as determined by Indxx Inc., the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 29.42%, while the Secondary Index increased 30.22%. The Fund had a net asset value of $38.75 per share on December 1, 2024 and ended the reporting period with a net asset value of $50.08 per share on November 30, 2025.

The Fund recorded positive returns over the reporting period, supported by heavy AI infrastructure buildouts from major U.S. cloud platforms, such as Microsoft, Alphabet, and Amazon, supporting demand across semiconductors, software, and data-center equipment. Strong earnings further reinforced this demand backdrop and aided sentiment across key semiconductor and networking holdings. The U.S. government’s expanded restrictions on advanced AI chip exports largely redirected capacity toward U.S. cloud customers and other markets the Fund is exposed to, mitigating downside. Easing U.S. rate expectations reduced discount‑rate pressure on longer‑duration tech assets. Although periodic volatility emerged amid debates over AI model efficiency and spending intensity, substantial hyperscaler investment, solid earnings, and manageable policy headwinds ultimately supported gains.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Artificial Intelligence & Technology ETF - $34,326
MSCI ACWI Index (USD) (NR)* † - $21,979
Indxx Artificial Intelligence & Big Data Index (USD) (NR)† - $35,621
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
May/18
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Artificial Intelligence & Technology ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Indxx Artificial Intelligence & Big Data Index (USD) (NR)Footnote Reference†
May/18	$10,000	$10,000	$10,000
Nov/18	$9,493	$9,550	$9,512
Nov/19	$11,664	$10,857	$11,722
Nov/20	$17,478	$12,486	$17,631
Nov/21	$21,428	$14,892	$21,721
Nov/22	$14,660	$13,162	$14,919
Nov/23	$20,312	$14,743	$20,804
Nov/24	$26,523	$18,593	$27,356
Nov/25	$34,326	$21,979	$35,621

Since its inception on May 11, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/aiq/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Artificial Intelligence & Technology ETF	29.42%	14.45%	17.72%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	11.97%	10.98%
Indxx Artificial Intelligence & Big Data Index (USD) (NR)Footnote Reference†	30.22%	15.10%	18.29%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,965,660,940	92	$27,055,021	15.52%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.8%
Sweden	0.3%
Israel	0.3%
Brazil	0.3%
Repurchase Agreements	0.5%
Netherlands	0.7%
Germany	2.6%
Japan	2.6%
Canada	3.0%
Taiwan	4.2%
South Korea	6.4%
China	8.0%
United States	70.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alphabet, Cl A	4.5%
Broadcom	3.8%
Samsung Electronics	3.8%
Advanced Micro Devices	3.7%
Apple	3.5%
Tesla	3.5%
Alibaba Group Holding ADR	3.5%
Taiwan Semiconductor Manufacturing ADR	3.3%
Cisco Systems	3.0%
Tencent Holdings	3.0%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/aiq/

Global X Funds

Global X Artificial Intelligence & Technology ETF: AIQ

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

AIQ-AR-2025

Global X Funds

Global X Genomics & Biotechnology ETF

Ticker: GNOM

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Genomics & Biotechnology ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gnom/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Genomics & Biotechnology ETF	$52	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Genomics Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of exchange-listed companies that are positioned to benefit from further advances in the field of genomic science, as well as applications thereof, as determined by Solactive AG, the provider of the Secondary Index. Genomics Companies may include companies in the biotechnology industry. Companies in the biotechnology industry include companies that are involved in business activities related to the research, development, manufacturing and/or marketing of products based on genetic analysis and genetic engineering.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 7.26%, while the Secondary Index increased 7.65%. The Fund had a net asset value of $10.83 per share on December 1, 2024 and ended the reporting period with a net asset value of $46.42 per share on November 30, 2025. On August 29, 2025, the Fund effected a reverse stock split at a ratio of 1:4. The reverse stock split increased the price per share of the Fund with a proportionate decrease in the number of shares outstanding.

The Fund posted a positive result over the reporting period, supported by policy and regulatory catalysts across core genomics and biotech exposures. U.S. access policy improved when Centers for Medicare & Medicaid Services launched its Cell and Gene Therapy Access Model with participation from 33 states plus D.C. and Puerto Rico, signaling broader Medicaid coverage for high-cost gene therapies. Regulatory momentum helped as the U.S. Food and Drug Administration cleared new genetic medicines, including the first cell-based gene therapy for recessive dystrophic epidermolysis bullosa and a companion diagnostic for targeted oncology. The U.S. Federal Reserve's September 2025 rate cut eased financial conditions, benefiting research-heavy healthcare companies. These supports were partly offset by China's ban on imports of a leading U.S. sequencing company's instruments, which pressured some Fund holdings. Overall, policy tailwinds and U.S. approvals outweighed trade-related weakness, helping the Fund finish positively during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Genomics & Biotechnology ETF - $7,615
MSCI ACWI Index (USD) (NR)* † - $21,616
Solactive Genomics Index (USD) (NR)† - $7,874
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
Apr/19
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Genomics & Biotechnology ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Genomics Index (USD) (NR)Footnote Reference†
Apr/19	$10,000	$10,000	$10,000
Nov/19	$10,216	$10,678	$10,263
Nov/20	$13,750	$12,280	$13,890
Nov/21	$13,506	$14,647	$13,697
Nov/22	$8,817	$12,945	$8,976
Nov/23	$6,824	$14,500	$6,982
Nov/24	$7,100	$18,286	$7,314
Nov/25	$7,615	$21,616	$7,874

Since its inception on April 5, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/gnom/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Genomics & Biotechnology ETF	7.26%	-11.15%	-4.01%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	11.97%	12.27%
Solactive Genomics Index (USD) (NR)Footnote Reference†	7.65%	-10.73%	-3.53%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$54,526,837	54	$266,988	34.03%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Netherlands	1.3%
Repurchase Agreements	1.4%
China	1.9%
United Kingdom	2.1%
Switzerland	3.2%
Germany	4.2%
United States	87.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Guardant Health	5.6%
Illumina	5.2%
Arrowhead Pharmaceuticals	4.9%
Natera	4.7%
BioMarin Pharmaceutical	4.1%
Moderna	4.0%
Bio-Techne	3.9%
Vertex Pharmaceuticals	3.9%
Avidity Biosciences	3.9%
QIAGEN	3.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gnom/

Global X Funds

Global X Genomics & Biotechnology ETF: GNOM

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

GNOM-AR-2025

Global X Funds

Global X Cloud Computing ETF

Ticker: CLOU

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Cloud Computing ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/clou/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Cloud Computing ETF	$65	0.68%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Cloud Computing Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of exchange-listed companies that are positioned to benefit from the increased adoption of cloud computing technology, including but not limited to companies whose principal business is in offering computing Software-as-a-Service (SaaS), Platform-as-a-Service (PaaS), Infrastructure-as-a-Service (IaaS), managed server storage space and data center REITs, and/or cloud and edge computing infrastructure and hardware (collectively, “Cloud Computing Companies”), as defined by Indxx LLC, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund decreased 7.83%, while the Secondary Index decreased 7.25%. The Fund had a net asset value of $24.64 per share on December 1, 2024 and ended the reporting period with a net asset value of $22.71 per share on November 30, 2025.

The Fund's performance was negative during the reporting period, reflecting a challenging environment for growth-oriented technology equities. While easing U.S. monetary policy and improved regulatory clarity for large cloud platforms provided some support, these factors were outweighed by periods of market volatility and pressure on valuation multiples for longer-duration software and technology companies. Inflation remained near 3% year over year into September 2025, contributing to cautious investor sentiment toward growth equities. Trade policy uncertainty persisted for much of the period, though tariff exemptions helped limit near-term cost pressures across hardware and data-center supply chains. Demand for cloud infrastructure, data centers, and AI-related workloads remained a longer-term positive, but was insufficient to offset headwinds facing the sector during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Cloud Computing ETF - $15,350
MSCI ACWI Index (USD) (NR)* † - $21,513
Indxx Global Cloud Computing Index (USD) (NR)† - $16,009
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Apr/19
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Cloud Computing ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Indxx Global Cloud Computing Index (USD) (NR)Footnote Reference†
Apr/19	$10,000	$10,000	$10,000
Nov/19	$10,618	$10,627	$10,652
Nov/20	$17,166	$12,222	$17,331
Nov/21	$18,854	$14,577	$19,156
Nov/22	$11,335	$12,883	$11,592
Nov/23	$14,052	$14,430	$14,464
Nov/24	$16,654	$18,199	$17,260
Nov/25	$15,350	$21,513	$16,009

Since its inception on April 12, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/clou/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Cloud Computing ETF	-7.83%	-2.21%	6.67%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	11.97%	12.23%
Indxx Global Cloud Computing Index (USD) (NR)Footnote Reference†	-7.25%	-1.57%	7.34%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$274,513,852	38	$2,234,434	12.34%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Japan	0.3%
Short-Term Investment	0.3%
China	2.8%
Israel	2.9%
Canada	4.2%
United States	89.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Akamai Technologies	5.1%
Dropbox, Cl A	4.3%
Workiva, Cl A	4.3%
Zoom Video Communications, Cl A	4.3%
Twilio, Cl A	4.2%
Shopify, Cl A	4.2%
Paycom Software	4.1%
Salesforce	4.0%
Workday, Cl A	4.0%
Qualys	4.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/clou/

Global X Funds

Global X Cloud Computing ETF: CLOU

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

CLOU-AR-2025

Global X Funds

Global X Cybersecurity ETF

Ticker: BUG

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Cybersecurity ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/bug/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Cybersecurity ETF	$49	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Cybersecurity Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from increased adoption of cybersecurity technology, including but not limited to companies whose principal business is in the development and management of security protocols preventing intrusion and attacks on systems, networks, applications, computers, and mobile devices, as determined by the index provider.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund decreased 5.95%, while the Secondary Index decreased 5.55%. The Fund had a net asset value of $33.44 per share on December 1, 2024 and ended the reporting period with a net asset value of $31.42 per share on November 30, 2025.

The cybersecurity sector faced uneven conditions during the reporting period, with policy support and long-term demand drivers offset by periods of market volatility, which negatively impacted the Fund's performance. In Europe, the implementation of the Network and Information Security Directive 2 (NIS2) in October 2024 and the entry into force of the EU’s Cyber Resilience Act in December 2024 reinforced multi-year compliance-driven spending, though impacts were gradual over. In the United States, federal support continued to underpin cybersecurity investment across public-sector and critical-infrastructure projects, and sector sentiment was further supported by ongoing investment and M&A activity. However, valuation pressure on growth-oriented software companies and broader market volatility weighed on cybersecurity equities. Additionally, a late-period U.S. government shutdown that furloughed much of the Cybersecurity and Infrastructure Security Agency (CISA) and allowed certain information-sharing protections to lapse also introduced uncertainty. As a result, the Fund’s performance was negative over the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Cybersecurity ETF - $21,260
MSCI ACWI Index (USD) (NR)* † - $20,845
Indxx Cybersecurity Index (USD) (NR)† ‡ - $21,661
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Oct/19
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Cybersecurity ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Indxx Cybersecurity Index (USD) (NR)Footnote Reference†Footnote Reference‡
Oct/19	$10,000	$10,000	$10,000
Nov/19	$11,225	$10,297	$11,226
Nov/20	$15,017	$11,842	$14,968
Nov/21	$20,975	$14,124	$20,959
Nov/22	$15,194	$12,483	$15,272
Nov/23	$18,125	$13,982	$18,310
Nov/24	$22,606	$17,634	$22,935
Nov/25	$21,260	$20,845	$21,661

Since its inception on October 25, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/bug/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote‡	Historic index performance reflects a recalculation of the index by the index provider as of January 28, 2025.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Cybersecurity ETF	-5.95%	7.20%	13.15%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	11.97%	12.79%
Indxx Cybersecurity Index (USD) (NR)Footnote Reference†Footnote Reference‡	-5.55%	7.67%	13.50%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$999,359,107	36	$5,034,043	35.93%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
United Kingdom	0.8%
South Korea	0.9%
Repurchase Agreements	1.8%
Canada	4.2%
Japan	7.3%
Israel	7.8%
United States	78.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Fortinet	6.3%
Crowdstrike Holdings, Cl A	6.0%
Check Point Software Technologies	6.0%
Akamai Technologies	5.8%
CyberArk Software	5.7%
Palo Alto Networks	5.6%
Zscaler	5.0%
Gen Digital	4.9%
SentinelOne, Cl A	4.7%
Trend Micro	4.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/bug/

Global X Funds

Global X Cybersecurity ETF: BUG

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

BUG-AR-2025

Global X Funds

Global X Dorsey Wright Thematic ETF

Ticker: GXDW

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Dorsey Wright Thematic ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxdw/. You can also request this information by contacting us at 1-888-493-8631.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dorsey Wright Thematic ETF	$50	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq Dorsey Wright Thematic Rotation™ Total Return Index (the “Secondary Index”).

The Secondary Index is designed to measure the performance of thematic strategies using a portfolio of exchange-traded funds (“ETFs”) issued by Global X Funds® that target a specific theme or that has a significant overweight toward a particular theme (each, an "Underlying ETF"), as determined by the Nasdaq, Inc., the provider of the Secondary Index (“Index Provider”). The Secondary Index allocates equal index weights among the five highest-ranked Underlying ETFs within the Nasdaq Dorsey Wright Relative Strength Matrix, a proprietary, momentum-based quantitative methodology developed by the Index Provider.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 0.61%, while the Secondary Index increased 0.33%. The Fund had a net asset value of $25.46 per share on December 1, 2024 and ended the reporting period with a net asset value of $25.42 per share on November 30, 2025.

The Fund delivered a positive result over the reporting period, supported by U.S. macro and policy developments aligned with its technology, consumer internet, and digital asset themes. The U.S. Federal Reserve’s September 2025 rate cut lowered discount rates and improved risk appetite for high‑growth, long‑duration holdings. Consumer internet allocations benefited from steady online activity, with second‑quarter 2025 e‑commerce sales up quarter‑over‑quarter and year‑over‑year, supporting positions tied to online retail demand. Social media exposure was influenced by regulatory shifts after the U.S. Supreme Court upheld the ban‑or‑sale law for a major Chinese-owned short‑form video platform, a move that likely redirected advertising budgets toward U.S. platforms held by the Fund. Policy clarity in digital assets also aided sentiment, including the passing of federal stablecoin legislation in the U.S., which bolstered the payments and blockchain ecosystem that underpin related equity holdings. Additionally, evolving U.S. export controls on advanced AI chips and continued CHIPS Act incentives steered more of the advanced‑computing supply chain and investment toward the U.S., a mixed but generally supportive backdrop for domestic AI, cloud, and semiconductor holdings.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Dorsey Wright Thematic ETF - $10,806
MSCI ACWI Index (USD) (NR)* † - $20,845
NASDAQ Dorsey Wright Thematic Rotation™ Index (USD) (TR)‡ § - $10,637
Solactive Thematic Growth Index (USD) (TR)‡ - $13,234
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Oct/19
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Dorsey Wright Thematic ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	NASDAQ Dorsey Wright Thematic Rotation™ Index (USD) (TR)Footnote Reference‡Footnote Reference§	Solactive Thematic Growth Index (USD) (TR)Footnote Reference‡
Oct/19	$10,000	$10,000	$10,000	$10,000
Nov/19	$10,503	$10,297	$10,501	$10,501
Nov/20	$16,891	$11,842	$16,880	$16,880
Nov/21	$19,079	$14,124	$18,972	$18,972
Nov/22	$10,616	$12,483	$10,529	$10,529
Nov/23	$9,523	$13,982	$9,435	$9,435
Nov/24	$10,740	$17,634	$10,602	$10,602
Nov/25	$10,806	$20,845	$10,637	$13,234

Since its inception on October 25, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/gxdw/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote‡	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote§	Effective April 1, 2025, the Fund changed its Underlying Index from the Solactive Thematic Growth Index to the Nasdaq Dorsey Wright Thematic Rotation™ Index. Performance reflects the performance of the Solactive Thematic Growth Index through March 31, 2025, and the Nasdaq Dorsey Wright Thematic Rotation™ Index thereafter.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Dorsey Wright Thematic ETF	0.61%	-8.55%	1.28%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	11.97%	12.79%
NASDAQ Dorsey Wright Thematic Rotation™ Index (USD) (TR)Footnote Reference‡Footnote Reference§	0.33%	-8.82%	1.02%
Solactive Thematic Growth Index (USD) (TR)Footnote Reference‡	24.82%	-4.75%	4.70%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,149,555	11	$56,090	191.21%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	28.0%
Exchange-Traded Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Global X Lithium & Battery Tech ETFFootnote Reference**	22.4%
Global X E-commerce ETFFootnote Reference**	21.3%
Global X Artificial Intelligence & Technology ETFFootnote Reference**	20.8%
Global X Hydrogen ETFFootnote Reference**	18.5%
Global X Blockchain ETFFootnote Reference**	17.0%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at https://www.globalxetfs.com/funds/gxdw/ or upon request at 1-888-493-8631.

At a meeting held on November 19, 2024, the Board of Trustees of the Fund approved changes to the Fund's name, ticker, Secondary Index, 80% investment policy, and principal investment strategies.

Effective April 1, 2025, the Fund changed its name and ticker from Global X Thematic Growth ETF (GXTG) to Global X Dorsey Wright Thematic ETF (GXDW). In addition, the Fund’s underlying index changed from the Solactive Thematic Growth Index to the Nasdaq Dorsey Wright Thematic Rotation™ Index, with Nasdaq, Inc. as the new index provider. Effective April 1, 2025, the Fund’s investment objective is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Secondary Index and its principal strategy is to invest at least 80% of its total assets in the securities of the Secondary Index.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gxdw/

Global X Funds

Global X Dorsey Wright Thematic ETF: GXDW

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

GXDW-AR-2025

Global X Funds

Global X Video Games & Esports ETF

Ticker: HERO

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Video Games & Esports ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/hero/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Video Games & Esports ETF	$58	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Video Games & Esports Index (“Secondary Index”). The Fund is passively managed, and generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from increased consumption related to video games and esports, including companies whose principal business is in video game development/publishing, video game and esports content distribution and streaming, operating/owning esports leagues/teams, and producing video game/esports hardware. To be eligible for the Secondary Index, a company must generate at least 50% of its revenues from video games and esports activities, as defined by the Index Provider.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 30.85%, while the Secondary Index increased 31.28%. The Fund had a net asset value of $24.35 per share on December 1, 2024 and ended the reporting period with a net asset value of $31.44 per share on November 30, 2025.

The Fund posted a positive performance over reporting period. A late-cycle shift in U.S. monetary policy, including a September 2025 rate cut, lowered discount rates and helped support growth-oriented gaming equities tied to consumer discretionary spending and digital advertising, aiding sentiment across the theme. In Europe, enforcement of the Digital Markets Act forced changes to App Store rules and fees, allowing more steering to alternative payments, supporting margin improvement and user acquisition flexibility for mobile game developers. In Japan, policy normalization alongside periods of Yen weakness tied to political developments provided a tailwind to exporters’ reported earnings and valuations within the interactive entertainment space. Taken together, easier U.S. financial conditions, a friendlier approval environment in China, and EU platform rule changes collectively outweighed intermittent headwinds, supporting gains across the fund’s core geographies and industry exposures.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Video Games & Esports ETF - $21,863
MSCI ACWI Index (USD) (NR)* † - $20,845
Solactive Video Games & Esports Index (USD) (NR)† - $22,461
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Oct/19
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Video Games & Esports ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Video Games & Esports Index (USD) (NR)Footnote Reference†
Oct/19	$10,000	$10,000	$10,000
Nov/19	$10,494	$10,297	$10,496
Nov/20	$19,102	$11,842	$19,199
Nov/21	$19,884	$14,124	$20,103
Nov/22	$12,887	$12,483	$13,074
Nov/23	$13,569	$13,982	$13,820
Nov/24	$16,709	$17,634	$17,109
Nov/25	$21,863	$20,845	$22,461

Since its inception on October 25, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/hero/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Video Games & Esports ETF	30.85%	2.74%	13.67%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	11.97%	12.79%
Solactive Video Games & Esports Index (USD) (NR)Footnote Reference†	31.28%	3.19%	14.18%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$121,673,028	51	$662,854	30.12%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Sweden	2.6%
France	2.9%
Repurchase Agreements	3.9%
Taiwan	4.2%
Poland	4.4%
South Korea	9.6%
China	19.4%
United States	26.0%
Japan	30.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Electronic Arts	8.3%
Konami Group	6.8%
Take-Two Interactive Software	6.5%
NetEase ADR	6.3%
Nintendo	6.0%
Nexon	6.0%
Unity Software	5.4%
Bilibili ADR	5.0%
ROBLOX, Cl A	4.8%
CD Projekt	4.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/hero/

Global X Funds

Global X Video Games & Esports ETF: HERO

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

HERO-AR-2025

Global X Funds

Global X HealthTech ETF

Ticker: HEAL

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X HealthTech ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/heal/. You can also request this information by contacting us at 1-888-493-8631.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X HealthTech ETF	$56	0.56%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X HealthTech Index ("Secondary Index"). The Secondary Index is owned and was developed by Global X Management Company, LLC (the "Index Provider"), an affiliate of the Fund and its investment adviser and is administered by Mirae Asset Global Indices Pvt. Ltd., an affiliate of the Index Provider.

The Secondary Index is designed to track the performance of Healthcare Technology companies, including providers of healthcare software and analytics, smart medical devices, technology-enabled healthcare services, and artificial intelligence-driven drug discovery.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 1.13%, while the Secondary Index increased 1.69%. The Fund had a net asset value of $10.46 per share on December 1, 2024 and ended the reporting period with a net asset value of $31.71 per share on November 30, 2025. On August 29, 2025, the Fund effected a reverse stock split at a ratio of 1:3. The reverse stock split increased the price per share of the Fund with a proportionate decrease in the number of shares outstanding.

Performance over the reporting period was positive, supported by a more favorable U.S. policy and interest-rate backdrop for health-technology companies. The Federal Reserve’s September 2025 rate cut helped ease discount rate pressure and reduced funding costs, providing a tailwind for growth-oriented digital-health and medtech businesses. The calendar year 2025 Physician Fee Schedule also expanded telehealth services and maintained virtual-supervision allowances, supporting broader adoption of remote-care tools. Online pharmacies gained traction in 2025 as improved access to high-demand treatments like GLP-1s accelerated consumer uptake. In Europe, initial obligations under the AI Act took effect in 2025, with additional requirements coming online in August and creating both compliance costs and clearer guardrails for AI-enabled clinical software. Overall, the Fund delivered positive returns as easier financial conditions and supportive U.S. reimbursement policy outweighed regulatory considerations.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X HealthTech ETF - $6,948
MSCI ACWI Index (USD) (NR)* † - $19,687
Global X HealthTech Index (USD) (NR)† ‡ - $7,133
Solactive Telemedicine & Digital Health Index (USD) (NR)† - $7,845
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
Jul/20
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X HealthTech ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Global X HealthTech Index (USD) (NR)Footnote Reference†Footnote Reference‡	Solactive Telemedicine & Digital Health Index (USD) (NR)Footnote Reference†
Jul/20	$10,000	$10,000	$10,000	$10,000
Nov/20	$12,088	$11,184	$12,109	$12,109
Nov/21	$10,719	$13,340	$10,806	$10,806
Nov/22	$8,033	$11,790	$8,139	$8,139
Nov/23	$5,879	$13,206	$5,967	$5,967
Nov/24	$6,870	$16,655	$7,015	$7,015
Nov/25	$6,948	$19,687	$7,133	$7,845

Since its inception on July 29, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/heal/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote‡	Effective April 1, 2025, the Fund changed its Underlying Index from the Solactive Telemedicine & Digital Health Index to the Global X HealthTech Index. Performance reflects the performance of the Solactive Telemedicine & Digital Health Index through March 31, 2025, and the Global X HealthTech Index thereafter.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X HealthTech ETF	1.13%	-10.48%	-6.59%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	11.97%	13.52%
Global X HealthTech Index (USD) (NR)Footnote Reference†Footnote Reference‡	1.69%	-10.04%	-6.13%
Solactive Telemedicine & Digital Health Index (USD) (NR)Footnote Reference†	11.83%	-8.32%	-4.44%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$51,049,252	40	$234,078	59.68%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Canada	0.5%
Sweden	0.5%
Denmark	2.6%
China	3.8%
Netherlands	3.9%
Australia	4.1%
United States	84.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
TransMedics Group	4.7%
Dexcom	4.4%
GE HealthCare Technologies	4.2%
IQVIA Holdings	4.2%
Tempus AI, Cl A	4.2%
iRhythm Technologies	4.1%
Pro Medicus	4.1%
Intuitive Surgical	3.9%
Insulet	3.9%
Waystar Holding	3.9%

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at https://www.globalxetfs.com/funds/heal or upon request at 1-888-493-8631.

At a meeting held on November 19, 2024, the Board of Trustees of the Fund approved changes to the Fund's name, ticker, Secondary Index, 80% investment policy, and principal investment strategies.

Effective April 1, 2025, the Fund changed its name and ticker from Global X Telemedicine & Digital Health ETF (EDOC) to Global X HealthTech ETF (HEAL). The Fund’s Secondary Index changed from the Solactive Telemedicine & Digital Health Index to the Global X HealthTech Index, with Global X Management Company LLC serving as the new index provider and Mirae Asset Global Indices Pvt. Ltd. as the index administrator. Effective April 1, 2025, the Fund’s investment objective is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Secondary Index, and its principal strategy is to invest at least 80% if its total assets, plus borrowings for investment purposes (if any), in the securities of the Secondary Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Secondary Index.

Additionally, the Board of Trustees approved a reduction in the Fund’s management fee from 0.68% to 0.50%, effective April 1, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/heal/

Global X Funds

Global X HealthTech ETF: HEAL

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

HEAL-AR-2025

Global X Funds

Global X CleanTech ETF

Ticker: CTEC

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X CleanTech ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ctec/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X CleanTech ETF	$63	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global CleanTech Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the increased adoption of technologies focused on improving the efficiency of renewable energy production and/or mitigating the adverse environmental effects of resource consumption (“CleanTech”), including, but not limited to, companies whose principal business is in developing technology relating to renewable energy, energy efficiency and storage, smart grid, lithium-ion batteries and/or fuel cells, and/or pollution prevention/amelioration (collectively, “CleanTech Companies”), as defined by Indxx LLC, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 52.34%, while the Secondary Index increased 52.61%. The Fund had a net asset value of $7.41 per share on December 1, 2024 and ended the reporting period with a net asset value of $55.61 per share on November 30, 2025. On August 29, 2025, CTEC effected a reverse stock split at a ratio of 1:5. The reverse stock split increased the price per share of the Fund with a proportionate decrease in the number of shares outstanding.

The Fund recorded positive performance during the reporting period. Financing conditions eased following the U.S. Federal Reserve’s September rate cut, boosting the outlook for capital-intensive cleantech projects. End market demand remained robust, with the United States and China on track for another record year of utility‑scale solar and battery storage additions in 2025. In the United States, rapid growth in data center developments became a meaningful tailwind, increasing demand for renewable energy, energy storage, and hydrogen technologies. In Europe, trade actions affecting electrified transport helped reshape the competitive backdrop for regional electric vehicle and battery supply chains. While U.S. policy uncertainty introduced cross‑currents for CleanTech Companies in the United States, continued policy incentives and demand trends largely remained, and the Fund recorded positive performance overall.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X CleanTech ETF - $7,601
MSCI ACWI Index (USD) (NR)* † - $19,065
Indxx Global CleanTech Index (USD) (NR)† - $7,496
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
Oct/20
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X CleanTech ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Indxx Global CleanTech Index (USD) (NR)Footnote Reference†
Oct/20	$10,000	$10,000	$10,000
Nov/20	$12,621	$10,831	$12,626
Nov/21	$13,566	$12,918	$13,257
Nov/22	$10,801	$11,417	$10,607
Nov/23	$6,599	$12,788	$6,496
Nov/24	$4,989	$16,128	$4,912
Nov/25	$7,601	$19,065	$7,496

Since its inception on October 27, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ctec/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X CleanTech ETF	52.34%	-9.65%	-5.24%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	11.97%	13.50%
Indxx Global CleanTech Index (USD) (NR)Footnote Reference†	52.61%	-9.90%	-5.50%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$30,026,655	42	$128,768	34.80%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Turkey	0.7%
Switzerland	1.9%
Repurchase Agreements	2.2%
Canada	2.7%
Taiwan	3.3%
United Kingdom	4.3%
Sweden	4.6%
Germany	6.0%
Denmark	6.3%
South Korea	9.6%
China	13.7%
United States	46.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bloom Energy, Cl A	7.9%
Samsung SDI	7.0%
Nextpower, Cl A	6.6%
First Solar	6.6%
Vestas Wind Systems	6.3%
QuantumScape, Cl A	5.1%
Nordex	4.7%
Nibe Industrier, Cl B	4.6%
Eos Energy Enterprises	4.2%
China Everbright Environment Group	3.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ctec/

Global X Funds

Global X CleanTech ETF: CTEC

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

CTEC-AR-2025

Global X Funds

Global X Data Center & Digital Infrastructure ETF

Ticker: DTCR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Data Center & Digital Infrastructure ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/dtcr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Data Center & Digital Infrastructure ETF	$55	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Data Center REITs & Digital Infrastructure Index ("Secondary Index").

The Secondary Index is designed to provide exposure to companies that have business operations in the fields of data centers, cellular towers, and/or digital infrastructure hardware. Companies in the Secondary Index must derive at least 50% of their revenues, operating income, or assets from operations relating to data centers, cellular towers and digital infrastructure hardware. .

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 20.56%, while the Secondary Index increased 21.07%. The Fund had a net asset value of $17.57 per share on December 1, 2024 and ended the reporting period with a net asset value of $20.85 per share on November 30, 2025.

The Fund posted a positive performance over the reporting period as expectations for easing U.S. monetary policy, underscored by a September 2025 rate cut by the U.S. Federal Reserve (the “Fed”), lowered financing costs and supported valuations across data‑center real estate and digital infrastructure. At the same time, official forecasts showed U.S. electricity consumption hitting new records in 2025–2026, with AI‑driven data centers a key contributor, reinforcing leasing and build‑out activity central to the Fund’s sector exposures. Policy developments at the state and local level also led to improved supply . Political noise introduced bouts of volatility, yet investors appeared to focus on durable demand and the prospect of further Fed easing into late 2025. Trade‑policy swings and tariff proposals affecting tech hardware and AI‑related components posed cost headwinds earlier in the reporting period, but these factors were outweighed by the supportive rate backdrop and strong end‑market demand for computing capacity.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Data Center & Digital Infrastructure ETF - $15,021

MSCI ACWI Index (USD) (NR)* † - $19,065

$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Oct/20
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Data Center & Digital Infrastructure ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Data Center REITs & Digital Infrastructure Index (USD) (NR)Footnote Reference†
Oct/20	$10,000	$10,000	$10,000
Nov/20	$9,980	$10,831	$9,984
Nov/21	$11,993	$12,918	$12,002
Nov/22	$9,222	$11,417	$9,226
Nov/23	$10,002	$12,788	$9,995
Nov/24	$12,459	$16,128	$12,538
Nov/25	$15,021	$19,065	$15,180

Since its inception on October 27, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/dtcr/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Data Center & Digital Infrastructure ETF	20.56%	8.52%	8.31%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	11.97%	13.50%
Solactive Data Center REITs & Digital Infrastructure Index (USD) (NR)Footnote Reference†	21.07%	8.74%	8.54%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$624,520,216	32	$1,568,466	24.92%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Hong Kong	0.7%
United Kingdom	1.7%
South Korea	3.0%
Australia	4.0%
Singapore	4.4%
U.S. Treasury Obligation	4.8%
Repurchase Agreements	5.4%
Taiwan	6.6%
China	10.6%
United States	68.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Equinix	10.8%
Digital Realty Trust	10.1%
American Tower	9.0%
Applied Digital	8.3%
Crown Castle	7.3%
Winbond Electronics	5.5%
U.S. Treasury Bill, 3.92%, 12/30/2025	4.8%
Keppel DC REIT	4.4%
NEXTDC	4.0%
GDS Holdings ADR	3.7%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/dtcr/

Global X Funds

Global X Data Center & Digital Infrastructure ETF: DTCR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

DTCR-AR-2025

Global X Funds

Global X Clean Water ETF

Ticker: AQWA

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Clean Water ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/aqwa. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Clean Water ETF	$52	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Clean Water Industry Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to companies that have business operations in the provision of clean water. Specifically, the Secondary Index will include companies that derive at least 50% of their revenues, operating income, or assets from various business activities related to the treatment, storage and production of water and water products (collectively, “Clean Water Companies”), as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 6.48%, while the Secondary Index increased 7.05%. The Fund had a net asset value of $18.43 per share on December 1, 2024 and ended the reporting period with a net asset value of $19.34 per share on November 30, 2025.

The Fund's performance over the reporting period was positive, supported by policy and macro tailwinds across key markets. Ongoing drought conditions in major cities worldwide and growing scrutiny of data center water use, particularly in the United States, underscored the need for more efficient treatment and supply solutions. Lower interest rates also supported U.S. water utilities by easing financing costs for capital-intensive network upgrades and resilience projects. In Europe, the European Commission advanced a water resilience strategy to improve drought readiness, upgrade networks, and promote efficient treatment. In Japan, a newly approved national plan to strengthen aging, disaster-prone water infrastructure reinforced the need for investment across networks and treatment Partly offsetting the Fund’s positive performance was U.S. regulatory uncertainty surrounding the Per- and Polyfluoroalkyl substances (PFAS) rule proposed by the U.S. Environmental Protection Agency, which could shift the timing of project outlays.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Clean Water ETF - $13,696
MSCI ACWI Index (USD) (NR)* † - $15,633
Solactive Global Clean Water Industry Index (USD) (NR)† - $13,955
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
Apr/21
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Clean Water ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Global Clean Water Industry Index (USD) (NR)Footnote Reference†
Apr/21	$10,000	$10,000	$10,000
Nov/21	$11,152	$10,592	$11,174
Nov/22	$9,683	$9,362	$9,732
Nov/23	$10,603	$10,486	$10,690
Nov/24	$12,863	$13,225	$13,035
Nov/25	$13,696	$15,633	$13,955

Since its inception on April 8, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/aqwa for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X Clean Water ETF	6.48%	7.00%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	10.09%
Solactive Global Clean Water Industry Index (USD) (NR)Footnote Reference†	7.05%	7.43%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$21,858,831	40	$65,668	17.03%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Saudi Arabia	0.6%
Singapore	1.0%
South Korea	1.6%
Japan	3.5%
China	4.8%
Brazil	6.3%
United Kingdom	9.6%
United States	72.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Ferguson Enterprises	8.8%
Pentair PLC	8.1%
Xylem	8.1%
American Water Works	7.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5.5%
Advanced Drainage Systems	4.9%
United Utilities Group PLC	4.8%
Severn Trent PLC	4.8%
Core & Main, Cl A	4.6%
Essential Utilities	4.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/aqwa

Global X Funds

Global X Clean Water ETF: AQWA

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

AQWA-AR-2025

Global X Funds

Global X AgTech & Food Innovation ETF

Ticker: KROP

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X AgTech & Food Innovation ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/krop/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X AgTech & Food Innovation ETF	$50	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive AgTech & Food Innovation Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to companies that are positioned to benefit from further advances in the fields of agricultural technology (“AgTech”) and food innovation. Specifically, the Secondary Index will include securities issued by “AgTech & Food Innovation Companies” as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 0.73%, while the Secondary Index increased 0.82%. The Fund had a net asset value of $10.50 per share on December 1, 2024 and ended the reporting period with a net asset value of $31.19 per share on November 30, 2025.  On August 29, 2025, KROP effected a reverse stock split at a ratio of 1:3. The reverse stock split increased the price per share of the Fund with a proportionate decrease in the number of shares outstanding.

The Fund’s performance was positive over the reporting period, supported by an improved outlook for U.S. agriculture as federal forecasters projected a rebound in sector profits in 2025. Policy support provided tailwinds, with Congress extending key farm programs and disaster aid that sustained producer cash flow during periods of soft crop receipts and higher costs. Weather and climate were influential: ENSO-neutral conditions prevailed through much of 2025, with the probability of La Niña increasing into the fall—a Pacific cooling pattern that typically drives regionally uneven precipitation and influences crop conditions. Drought pressures eased in the spring but re-emerged in late summer across parts of the Midwest. These factors supported demand for precision tools and irrigation. In Europe, policymakers advanced rules to ease market access for certain gene-edited crops, and a hot, dry summer depressed yields in parts of the south and east, developments that heightened interest in climate-resilient seeds and water-efficient systems. Broader food-innovation tailwinds also supported the sector, with continued investment in sustainable protein technologies improving long-term growth prospects across the agricultural value chain.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X AgTech & Food Innovation ETF - $4,321
MSCI ACWI Index (USD) (NR)* † - $14,820
Solactive AgTech & Food Innovation Index (USD) (NR)† - $4,382
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
Jul/21
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X AgTech & Food Innovation ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive AgTech & Food Innovation Index (USD) (NR)Footnote Reference†
Jul/21	$10,000	$10,000	$10,000
Nov/21	$7,798	$10,042	$7,809
Nov/22	$6,233	$8,875	$6,268
Nov/23	$4,089	$9,941	$4,123
Nov/24	$4,290	$12,537	$4,347
Nov/25	$4,321	$14,820	$4,382

Since its inception on July 12, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/krop/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X AgTech & Food Innovation ETF	0.73%	-17.40%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	9.38%
Solactive AgTech & Food Innovation Index (USD) (NR)Footnote Reference†	0.82%	-17.14%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,340,315	33	$39,591	32.81%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.1%
Repurchase Agreements	0.2%
Argentina	0.3%
Switzerland	0.3%
Indonesia	0.3%
South Korea	0.3%
Malaysia	0.3%
Philippines	0.4%
Saudi Arabia	0.5%
Australia	1.7%
China	11.6%
Canada	12.4%
Japan	12.5%
United States	59.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kubota	12.5%
Corteva	12.3%
Nutrien	11.7%
Deere	11.6%
FMC	4.6%
Hebei Yangyuan Zhihui Beverage, Cl A	4.4%
AGCO	4.4%
Yuan Longping High-tech Agriculture, Cl A	4.3%
Sprouts Farmers Market	4.3%
CNH Industrial	4.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/krop/

Global X Funds

Global X AgTech & Food Innovation ETF: KROP

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

KROP-AR-2025

Global X Funds

Global X Blockchain ETF

Ticker: BKCH

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Blockchain ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/bkch/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Blockchain ETF	$55	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Blockchain Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of blockchain technology. Specifically, the Secondary Index will include securities issued by “Blockchain Companies” as defined by Solactive AG, the provider of the Secondary Index. “Blockchain Companies” are those companies that derive at least 50% of their revenues, operating income, or assets from the following business activities: (i) digital asset mining; (ii) blockchain & digital asset transactions; (iii) blockchain applications; (iv) blockchain & digital asset hardware; and (v) blockchain & digital asset integration.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 21.99%, while the Secondary Index increased 21.96%. The Fund had a net asset value of $71.18 per share on December 1, 2024 and ended the reporting period with a net asset value of $80.92 per share on November 30, 2025.

The Fund delivered positive performance over the reporting period, helped by supportive U.S. economic policy moves and improving market structure for digital assets. A quarter-point Federal Reserve rate cut in September 2025 lifted risk appetite for crypto‑exposed equities, aiding exchange and mining holdings. Regulatory clarity also advanced when the GENIUS Act was signed into law in the U.S. in July 2025, setting reserve and disclosure standards for stablecoins that investors viewed as a stabilizing force for U.S. trading and payments activity tied to stablecoins and other digital assets. While early‑2025 brought bouts of volatility and notable outflows from spot bitcoin ETFs, flows later inflected positively. These factors combined to contribute to the Fund’s positive performance during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Blockchain ETF - $9,360
MSCI ACWI Index (USD) (NR)* † - $14,820
Solactive Blockchain Index (USD) (NR)†
- $9,002
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
-$2,000
Jul/21
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Blockchain ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Blockchain Index (USD) (NR)Footnote Reference†
Jul/21	$10,000	$10,000	$10,000
Nov/21	$12,927	$10,042	$12,922
Nov/22	$1,719	$8,875	$1,686
Nov/23	$3,248	$9,941	$3,135
Nov/24	$7,673	$12,537	$7,381
Nov/25	$9,360	$14,820	$9,002

Since its inception on July 12, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/bkch/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X Blockchain ETF	21.99%	-1.49%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	9.38%
Solactive Blockchain Index (USD) (NR)Footnote Reference†	21.96%	-2.37%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$363,803,395	42	$1,079,523	58.03%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Hong Kong	0.3%
Jersey	0.3%
Germany	0.7%
China	4.1%
Australia	11.8%
Canada	11.8%
Repurchase Agreements	20.3%
United States	70.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Coinbase Global, Cl A	12.0%
Iris Energy	11.9%
BitMine Immersion Technologies	10.7%
Applied Digital	7.6%
Cipher Mining	6.0%
TeraWulf	5.5%
Hut 8	4.9%
Bitfarms	4.8%
Cleanspark	4.6%
Riot Platforms	4.5%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/bkch/

Global X Funds

Global X Blockchain ETF: BKCH

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

BKCH-AR-2025

Global X Funds

Global X Hydrogen ETF

Ticker: HYDR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Hydrogen ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/hydr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Hydrogen ETF	$62	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Hydrogen Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets and generally seeks to fully replicate the Secondary Index.

The Secondary index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of hydrogen technology, particularly in relation to the development and implementation of hydrogen gas as a renewable fuel source. Specifically, the Secondary Index includes securities issued by “Hydrogen Companies” as defined by Solactive AG, the index provider. Hydrogen Companies are those companies that derive at least 50% of their revenues, operating income, or assets from the following business activities: (i) hydrogen production; (ii) hydrogen fuel cells; (iii) hydrogen technology; and (iv) hydrogen integration.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 47.21%, while the Secondary Index increased 42.62%. The Fund had a net asset value of $25.56 per share on December 1, 2024 and ended the reporting period with a net asset value of $37.03 per share on November 30, 2025.

The Fund's performance over the last year was positive, supported by clearer policy signals and project advancement across core markets. In the United States, growing interest in hydrogen fuel cell technologies as a power solution for energy-intensive data centers added momentum to domestic technology deployment. In Europe, the second European Hydrogen Bank auction moved forward with 15 shortlisted projects and €992 million in support, while Germany’s efforts to advance its hydrogen network and secure long-term supply agreements lifted expectations for equipment suppliers. In the United Kingdom, ongoing hydrogen allocation rounds and completion of the first grid-connected hydrogen blending trial signaled steps toward commercialization. In Japan, a new price gap subsidy framework and approval of initial projects under the Hydrogen Society Promotion Act strengthened confidence in local supply chains.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Hydrogen ETF - $3,007
MSCI ACWI Index (USD) (NR)* † - $14,820
Solactive Global Hydrogen Index (USD) (NR)† - $2,970
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Jul/21
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Hydrogen ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Global Hydrogen Index (USD) (NR)Footnote Reference†
Jul/21	$10,000	$10,000	$10,000
Nov/21	$9,736	$10,042	$9,751
Nov/22	$4,903	$8,875	$4,916
Nov/23	$2,605	$9,941	$2,637
Nov/24	$2,043	$12,537	$2,082
Nov/25	$3,007	$14,820	$2,970

Since its inception on July 12, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/hydr/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X Hydrogen ETF	47.21%	-23.95%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	9.38%
Solactive Global Hydrogen Index (USD) (NR)Footnote Reference†	42.62%	-24.17%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$61,092,447	31	$199,225	72.26%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Singapore	0.4%
Japan	2.2%
Germany	4.3%
Norway	4.4%
Sweden	4.5%
Canada	8.0%
China	10.1%
United Kingdom	14.3%
Repurchase Agreements	19.2%
South Korea	20.4%
United States	32.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bloom Energy, Cl A	11.5%
Doosan Fuel Cell	11.3%
Plug Power	10.7%
Ballard Power Systems	8.0%
Jiangsu Guofu Hydrogen Energy Equipment, Cl H	5.0%
ITM Power PLC	4.9%
Ceres Power Holdings PLC	4.7%
PowerCell Sweden	4.5%
NEL	4.4%
FuelCell Energy	4.3%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/hydr/

Global X Funds

Global X Hydrogen ETF: HYDR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

HYDR-AR-2025

Global X Funds

Global X Defense Tech ETF

Ticker: SHLD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Defense Tech ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/shld/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Defense Tech ETF	$65	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X Defense Tech Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is owned and was developed by Global X Management Company LLC (“Index Provider”), an affiliate of the Fund and the Fund's investment adviser. The Secondary Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (“Index Administrator”), an affiliate of the Index Provider. The Secondary Index is designed to provide exposure to defense technology (“Defense Tech”) companies. Specifically, the Secondary Index consists of securities issued by “Defense Tech Companies”, as determined by the Index Administrator. “Defense Tech Companies” are those companies that derive at least 50% of their revenues from one or more of the following business activities as determined by the Index Administrator: (i) cybersecurity; (ii) defense technology; and (iii) Advanced Military Systems and Hardware.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 60.10%, while the Secondary Index increased 61.03%. The Fund had a net asset value of $39.26 per share on December 1, 2024 and ended the reporting period with a net asset value of $62.50 per share on November 30, 2025.

The Fund advanced over the reporting period, driven by rising defense budgets, stronger policy support, and growing global security risks. The December 2024 U.S. defense policy bill emphasized munitions and modernization, followed by contracts focused on missile-defense and precision-strike systems. Heightened instability in the Red Sea and ongoing Houthi missile activity underscored the need for enhanced naval defense, lifting demand for interceptors and related technologies. Expansion of the U.S. industrial base also provided multi-year visibility for munitions suppliers, strengthening earnings expectations across the segment. Allied spending increased as NATO raised its long-term investment target in June 2025, while U.S. notifications for Taiwan in late 2024 included potential air-defense and communications-equipment orders. Together, these policy moves and elevated geopolitical risks supported sentiment toward defense-technology companies and contributed to the Fund’s positive performance.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Defense Tech ETF - $25,437
MSCI ACWI Index (USD) (NR)* † - $15,216
Global X Defense Tech Index (USD) (NR)† - $25,748
$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Sep/23
Nov/23
Nov/24
Nov/25

	Global X Defense Tech ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Global X Defense Tech Index (USD) (NR)Footnote Reference†
Sep/23	$10,000	$10,000	$10,000
Nov/23	$10,890	$10,207	$10,904
Nov/24	$15,888	$12,872	$15,990
Nov/25	$25,437	$15,216	$25,748

Since its inception on September 11, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/shld/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X Defense Tech ETF	60.10%	52.22%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	20.79%
Global X Defense Tech Index (USD) (NR)Footnote Reference†	61.03%	53.06%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,827,481,470	55	$12,521,081	32.79%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.1%
Canada	0.2%
Turkey	0.4%
Australia	0.5%
Repurchase Agreements	0.6%
Israel	2.6%
Sweden	3.4%
Italy	4.0%
France	5.5%
South Korea	5.5%
United Kingdom	6.4%
Germany	8.0%
United States	63.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Palantir Technologies, Cl A	8.2%
RTX	8.2%
General Dynamics	8.2%
Lockheed Martin	7.9%
Rheinmetall	7.1%
Northrop Grumman	4.6%
L3Harris Technologies	4.5%
Leidos Holdings	4.5%
Thales	4.3%
BAE Systems PLC	4.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/shld/

Global X Funds

Global X Defense Tech ETF: SHLD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

SHLD-AR-2025

Global X Funds

Global X Infrastructure Development ex-U.S. ETF

Ticker: IPAV

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Infrastructure Development ex-U.S. ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ipav. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Infrastructure Development ex-U.S. ETF	$61	0.55%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X Infrastructure Development ex-U.S. Index ("Secondary Index"). The Fund is passively managed, and generally seeks to fully replicate the Secondary Index.

The Secondary Index is owned and was developed by Global X Management Company LLC (“Index Provider”), an affiliate of the Fund and the Fund's investment adviser. The Secondary Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (the "Index Administrator"), an affiliate of the Index Provider. The Secondary Index is designed to track the performance of companies involved in infrastructure development for international markets, including developed and emerging markets but excluding the United States. This includes companies involved in engineering and construction services; production of infrastructure raw materials and composites; producers and distributors of heavy construction equipment and products; infrastructure transportation; and manufacturers and/or distributors of smart grid components.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 21.69%, while the Secondary Index increased 22.55%. The Fund had a net asset value of $23.97 per share on December 1, 2024 and ended the reporting period with a net asset value of $28.94 per share on November 30, 2025.

Performance was positive over the reporting period, supported by policy momentum across core non‑U.S. markets and sectors tied to construction, engineering, materials, and grid equipment. In Europe, policymakers urged faster Recovery and Resilience Facility spending while transmission operators identified new grid needs, boosting outlook for contractors, suppliers, and materials producers. In the UK, the launch of a National Wealth Fund alongside planning reforms aimed at speeding major projects and grid upgrades improved the outlook for developers and transmission equipment names. Australia’s 2025–26 budget maintained funding for road and rail programs, and Canada advanced multiple rounds of federal support for clean‑power and grid modernization projects, providing a tailwind to contractors and grid component suppliers. In India, emphasis on public investment supported demand expectations for steel, cement, equipment, and logistics, benefiting related holdings. Taken together, these developments supported the Fund’s overall positive performance for the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Infrastructure Development ex-U.S. ETF - $11,752
MSCI ACWI Index (USD) (NR)* † - $12,311
Global X Infrastructure Development ex-U.S. Index (USD) (NR)† - $11,856
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
Aug/24
Aug/24
Sep/24
Oct/24
Nov/24
Dec/24
Jan/25
Feb/25
Mar/25
Apr/25
May/25
Jun/25
Jul/25
Aug/25
Sep/25
Oct/25
Nov/25

	Global X Infrastructure Development ex-U.S. ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Global X Infrastructure Development ex-U.S. Index (USD) (NR)Footnote Reference†
Aug/24	$10,000	$10,000	$10,000
Aug/24	$10,012	$10,036	$10,016
Sep/24	$10,282	$10,269	$10,292
Oct/24	$9,637	$10,039	$9,646
Nov/24	$9,658	$10,414	$9,675
Dec/24	$9,316	$10,168	$9,332
Jan/25	$9,534	$10,509	$9,557
Feb/25	$9,514	$10,446	$9,545
Mar/25	$9,756	$10,033	$9,786
Apr/25	$10,144	$10,127	$10,178
May/25	$10,597	$10,709	$10,638
Jun/25	$11,013	$11,190	$11,065
Jul/25	$11,005	$11,341	$11,071
Aug/25	$11,236	$11,621	$11,303
Sep/25	$11,395	$12,043	$11,494
Oct/25	$11,618	$12,312	$11,731
Nov/25	$11,752	$12,311	$11,856

Since its inception on August 27, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ipav for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X Infrastructure Development ex-U.S. ETF	21.69%	13.67%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	18.21%	17.93%
Global X Infrastructure Development ex-U.S. Index (USD) (NR)Footnote Reference†	22.55%	14.46%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,629,874	100	$19,644	45.14%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	15.2%
Luxembourg	3.2%
Mexico	3.3%
Sweden	3.6%
China	4.1%
Spain	4.8%
Italy	4.9%
South Korea	5.4%
France	6.7%
United States	7.5%
Canada	8.0%
Japan	14.1%
India	19.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
ArcelorMittal	3.2%
Holcim	3.1%
Prysmian	3.1%
Heidelberg Materials	3.1%
Ferrovial	3.1%
Vinci	3.0%
Cemex ADR	3.0%
Canadian Pacific Kansas City	3.0%
Shin-Etsu Chemical	3.0%
Nippon Steel	3.0%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ipav

Global X Funds

Global X Infrastructure Development ex-U.S. ETF: IPAV

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - November 30, 2025

IPAV-AR-2025

Global X Funds

Global X AI Semiconductor & Quantum ETF

Ticker: CHPX

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X AI Semiconductor & Quantum ETF (the "Fund") for the period from September 30, 2025 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/chpx. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X AI Semiconductor & Quantum ETF	$9	0.50%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

How did the Fund perform in the period?

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X AI Semiconductor & Quantum Index (the “Secondary Index”). The Underlying Index is owned and was developed by Global X Management Company LLC (the “Index Provider”), the Fund's investment adviser and an affiliate of the Fund. The Underlying Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd., an affiliate of the Index Provider and the Fund.

The Secondary Index is designed to track the performance of companies that are involved in the artificial intelligence (AI) semiconductor and quantum computing ecosystems. This includes companies that are identified as deriving a significant proportion of their revenue from the following sub-themes: AI Semiconductors; Compute Systems Enablers; Data Center Infrastructure and Equipment; and Quantum Computing Technologies.

Since inception through November 30, 2025 (the “reporting period”), the Fund increased 8.48%, while the Secondary Index increased 8.60%. The Fund had a net asset value of $50.35 per share on September 30, 2025 (the Fund’s date of inception) and ended the reporting period with a net asset value of $54.62 per share on November 30, 2025.

The Fund recorded positive returns over the reporting period as AI infrastructures continued to be built out and industrial policy across its core markets bolstered the AI chip supply chain. In the United States, awards to companies under the Creating Helpful Incentives to Protect Semiconductors (CHIPS) Act for materials, equipment, and optical-semiconductor projects reinforced confidence in companies within the AI Semiconductors sub-theme. Japan's expanded backing for the semiconductor field through its next‑generation logic strategy signaled continued localization of advanced manufacturing, benefiting chip toolmakers and component suppliers. South Korea's broader tax credits for various industries supported investments in memory capacity for AI servers, benefiting Fund holdings linked to high bandwidth memory (HBM) and advanced memory. These tailwinds were partially offset by tighter U.S. export rules, though the Fund still recorded positive performance during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X AI Semiconductor & Quantum ETF - $10,848
MSCI ACWI Index (USD) (NR)* † - $10,223
Global X AI Semiconductor & Quantum Index (USD) (NR)† - $10,860
$11,800
$11,600
$11,400
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
Sep/25
Oct/25
Nov/25

	Global X AI Semiconductor & Quantum ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Global X AI Semiconductor & Quantum Index (USD) (NR)Footnote Reference†
Sep/25	$10,000	$10,000	$10,000
Oct/25	$11,511	$10,224	$11,517
Nov/25	$10,848	$10,223	$10,860

Since its inception on September 30, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/chpx for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	Cumulative Since Inception
Global X AI Semiconductor & Quantum ETF	8.48%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	2.23%
Global X AI Semiconductor & Quantum Index (USD) (NR)Footnote Reference†	8.60%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,832,391	37	$5,580	5.88%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
South Korea	4.0%
United Kingdom	4.2%
U.S. Treasury Obligation	10.1%
Netherlands	10.6%
Taiwan	14.9%
United States	66.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Broadcom	11.2%
U.S. Treasury Bill, 3.92%, 12/30/2025	10.1%
Taiwan Semiconductor Manufacturing ADR	9.9%
ASML Holding	9.9%
NVIDIA	9.3%
Intel	5.0%
Arista Networks	4.5%
Micron Technology	4.4%
QUALCOMM	4.3%
ARM Holdings PLC ADR	4.3%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/chpx

Global X Funds

Global X AI Semiconductor & Quantum ETF: CHPX

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

CHPX-AR-2025

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Toai Chin and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2025			2024
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,531,394	$0	$0	$1,727,672	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$564,637	$0	$0	$487,204	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2025	2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $564,637 and $487,204, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant's Independent Trustees, Charles A. Baker, Toai Chin and Clifford J. Weber.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Millennial Consumer ETF (ticker: MILN)
Global X Aging Population ETF (ticker: AGNG)
Global X FinTech ETF (ticker: FINX)
Global X Internet of Things ETF (ticker: SNSR)
Global X Robotics & Artificial Intelligence ETF (ticker: BOTZ)
Global X U.S. Infrastructure Development ETF (ticker: PAVE)
Global X Autonomous & Electric Vehicles ETF (ticker: DRIV)
Global X Artificial Intelligence & Technology ETF (ticker: AIQ)
Global X Genomics & Biotechnology ETF (ticker: GNOM)
Global X Cloud Computing ETF (ticker: CLOU)
Global X Cybersecurity ETF (ticker: BUG)
Global X Dorsey Wright Thematic ETF (ticker: GXDW)
Global X Video Games & Esports ETF (ticker: HERO)
Global X HealthTech ETF (ticker: HEAL)
Global X CleanTech ETF (ticker: CTEC)
Global X Data Center & Digital Infrastructure ETF (ticker: DTCR)
Global X Clean Water ETF (ticker: AQWA)
Global X AgTech & Food Innovation ETF (ticker: KROP)
Global X Blockchain ETF (ticker: BKCH)
Global X Hydrogen ETF (ticker: HYDR)
Global X Defense Tech ETF (ticker: SHLD)
Global X Infrastructure Development ex-U.S. ETF (ticker: IPAV)
Global X AI Semiconductor & Quantum ETF (ticker: CHPX)

Annual Financials and Other Information

November 30, 2025

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	November 30, 2025
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — 99.9%
SINGAPORE — 3.4%
Communication Services — 0.2%
Grindr *	15,986	$205,100

Consumer Discretionary — 3.2%
Sea ADR *	25,738	3,577,840

TOTAL SINGAPORE		3,782,940
UNITED STATES — 96.5%
Communication Services — 20.5%
Alphabet, Cl A	18,778	6,012,340
Angi, Cl A *	22,492	256,859
Cargurus, Cl A *	10,786	380,530
Cars.com *	25,158	291,833
Match Group	17,094	569,401
Meta Platforms, Cl A	5,323	3,449,038
Netflix *	31,217	3,358,325
Snap, Cl A *	98,873	759,345
Spotify Technology *	5,242	3,139,276
TripAdvisor *	25,353	376,999
Walt Disney	33,249	3,473,523
Yelp, Cl A *	8,236	238,103
ZipRecruiter, Cl A *	53,355	253,436
		22,559,008
Consumer Discretionary — 44.1%
Airbnb, Cl A *	25,708	3,007,579
Amazon.com *	15,921	3,713,096
AutoNation *	2,691	568,581
Booking Holdings	653	3,209,292
Capri Holdings *	21,772	552,356
CarMax *	10,498	405,853
Carter’s	8,173	260,800
Carvana, Cl A *	9,210	3,449,145
Chipotle Mexican Grill, Cl A *	59,093	2,039,890
Columbia Sportswear	4,407	236,700
Coursera *	44,037	350,094
Dick’s Sporting Goods	3,859	797,154
DoorDash, Cl A *	16,393	3,251,879
eBay	31,947	2,644,892

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Etsy *	7,307	$396,185
Expedia Group	8,455	2,161,859
Graham Holdings, Cl B	306	338,589
Home Depot	8,105	2,892,837
Laureate Education, Cl A *	14,751	455,806
Life Time Group Holdings *	14,305	399,396
Lowe’s	12,835	3,112,231
Lululemon Athletica *	7,920	1,458,706
NIKE, Cl B	51,006	3,296,518
Peloton Interactive, Cl A *	54,102	367,352
Perdoceo Education	10,828	302,751
Planet Fitness, Cl A *	5,761	645,059
Starbucks	34,096	2,970,102
Strategic Education	3,508	273,694
Stride *	2,971	188,748
Sweetgreen, Cl A *	13,907	90,256
Torrid Holdings *	57,937	75,318
Under Armour, Cl A *	54,759	252,987
Urban Outfitters *	6,323	468,345
VF	27,772	486,010
Victoria’s Secret *	16,092	665,082
Wayfair, Cl A *	11,207	1,241,736
Williams-Sonoma	8,467	1,524,145
		48,551,023
Consumer Staples — 4.5%
Celsius Holdings *	17,669	723,369
Costco Wholesale	2,990	2,731,634
Maplebear *	18,023	757,146
Natural Grocers by Vitamin Cottage	6,251	173,465
Sprouts Farmers Market *	6,692	560,857
		4,946,471
Financials — 9.0%
Block, Cl A *	38,353	2,561,981
Fiserv *	13,892	853,941
LendingClub *	31,601	571,978
Nelnet, Cl A	2,671	345,200
PayPal Holdings	47,328	2,966,992

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SLM	14,361	$420,777
SoFi Technologies *	75,175	2,234,201
		9,955,070
Health Care — 0.8%
Hims & Hers Health *	14,657	582,762
Omada Health Inc *	14,277	267,408
		850,170
Industrials — 4.4%
Avis Budget Group *	4,322	587,273
Lyft, Cl A *	27,949	587,768
Uber Technologies *	41,757	3,655,408
		4,830,449
Information Technology — 6.8%
Apple	15,759	4,394,397
Intuit	4,994	3,166,596
		7,560,993
Real Estate — 6.4%
AvalonBay Communities ‡	9,760	1,775,734
Camden Property Trust ‡	7,272	773,305
Centerspace ‡	4,834	322,718
Equity Residential ‡	26,031	1,607,414
Independence Realty Trust ‡	15,774	270,524
Invitation Homes ‡	41,832	1,179,662
UDR ‡	22,705	826,916
Zillow Group, Cl A *	4,528	327,601
		7,083,874
TOTAL UNITED STATES		106,337,058
TOTAL COMMON STOCK (Cost $114,745,786)		110,119,998
TOTAL INVESTMENTS — 99.9% (Cost $114,745,786)		$110,119,998

Percentages are based on Net Assets of $110,179,387.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Millennial Consumer ETF

*	Non-income producing security.
‡	Real Estate Investment Trust

As of November 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.8%
Health Care — 0.8%
Cochlear	3,422	$626,250

BELGIUM — 4.4%
Health Care — 4.1%
UCB	11,130	3,106,521

Real Estate — 0.3%
Aedifica ‡	2,683	207,065

TOTAL BELGIUM		3,313,586
CANADA — 0.6%
Health Care — 0.6%
Chartwell Retirement Residences, Cl Trust Units	15,994	231,526
Sienna Senior Living	16,083	239,044

TOTAL CANADA		470,570
CHINA — 5.7%
Health Care — 5.7%
AK Medical Holdings	234,189	167,243
BeiGene ADR *	5,144	1,752,098
Hansoh Pharmaceutical Group	309,943	1,601,149
Lifetech Scientific *	1,025,792	252,970
Luye Pharma Group *	757,624	299,718
Microport Scientific *	206,202	296,897

TOTAL CHINA		4,370,075
DENMARK — 4.1%
Consumer Discretionary — 0.3%
GN Store Nord *	13,469	216,722

Health Care — 3.8%
Demant *	11,125	378,929
Genmab *	3,467	1,098,471

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Novo Nordisk, Cl B	28,108	$1,384,545
		2,861,945
TOTAL DENMARK		3,078,667
FRANCE — 0.2%
Health Care — 0.2%
Clariane *	42,010	181,660

GERMANY — 1.0%
Health Care — 1.0%
Fresenius Medical Care	15,352	734,942

ITALY — 0.2%
Health Care — 0.2%
Amplifon	11,666	179,256

JAPAN — 6.3%
Health Care — 6.3%
Astellas Pharma	94,712	1,195,052
Chugai Pharmaceutical	40,225	2,158,566
Nipro	20,144	194,405
Terumo	77,415	1,210,462

TOTAL JAPAN		4,758,485
NEW ZEALAND — 0.3%
Health Care — 0.3%
Ryman Healthcare *	125,764	210,087

SOUTH KOREA — 2.1%
Health Care — 2.1%
Celltrion	11,505	1,451,962
Dentium	3,611	128,171

TOTAL SOUTH KOREA		1,580,133

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 0.2%
Health Care — 0.2%
Pharma Mar	2,156	$188,287

SWEDEN — 0.3%
Health Care — 0.3%
Elekta, Cl B	37,456	230,333

SWITZERLAND — 4.8%
Health Care — 4.8%
Sandoz Group	23,037	1,627,322
Sonova Holding	3,124	778,520
Straumann Holding	8,344	951,878
Ypsomed Holding	719	295,946

TOTAL SWITZERLAND		3,653,666
UNITED KINGDOM — 4.4%
Health Care — 4.4%
AstraZeneca PLC ADR	27,481	2,548,038
Smith & Nephew PLC	45,775	760,875

TOTAL UNITED KINGDOM		3,308,913
UNITED STATES — 64.4%
Health Care — 56.7%
AbbVie	10,173	2,316,392
ACADIA Pharmaceuticals *	12,619	315,980
agilon health *	32,478	21,146
Agios Pharmaceuticals *	7,249	211,671
Alcon	20,974	1,668,098
Alphatec Holdings *	18,862	425,338
Amgen	6,366	2,199,198
Boston Scientific *	19,673	1,998,383
Bristol-Myers Squibb	33,593	1,652,776
Brookdale Senior Living *	34,790	387,213
CG oncology *	11,408	511,535
DaVita *	4,147	496,313
Denali Therapeutics *	15,558	302,914
Dexcom *	20,430	1,296,692

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Edwards Lifesciences *	26,648	$2,309,582
Eli Lilly	2,457	2,642,430
Embecta	15,456	197,141
Ensign Group	2,989	554,579
Exact Sciences *	9,639	976,334
Exelixis *	14,510	640,907
Glaukos *	2,946	313,130
Halozyme Therapeutics *	6,425	458,745
Incyte *	10,094	1,054,419
Insulet *	3,665	1,199,151
Integer Holdings *	1,738	125,449
Johnson & Johnson	11,917	2,465,866
LivaNova PLC *	5,249	334,939
MannKind *	38,637	206,708
Medtronic PLC	21,827	2,299,038
Merck	22,637	2,373,037
Merit Medical Systems *	3,081	266,784
National HealthCare	1,990	271,217
Neurocrine Biosciences *	5,197	790,776
Novocure *	11,445	146,610
Regeneron Pharmaceuticals	3,212	2,505,970
Roche Holding	5,773	2,296,402
Stryker	5,292	1,964,285
Teleflex	2,307	263,967
Theravance Biopharma *	21,386	434,136
United Therapeutics *	2,347	1,140,642
Zimmer Biomet Holdings	10,365	1,010,795
		43,046,688
Real Estate — 7.7%
LTC Properties ‡	5,350	195,221
National Health Investors ‡	2,591	205,933
Omega Healthcare Investors ‡	14,620	671,350
Sabra Health Care REIT ‡	12,235	238,705
Ventas ‡	22,798	1,838,203

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Welltower ‡	13,094	$2,726,433
		5,875,845
TOTAL UNITED STATES		48,922,533
TOTAL COMMON STOCK (Cost $67,671,966)		75,807,443
TOTAL INVESTMENTS — 99.8% (Cost $67,671,966)		$75,807,443

Percentages are based on Net Assets of $75,969,921.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of November 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X FinTech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 2.0%
Financials — 1.8%
HUB24	46,380	$3,154,130
Zip *	740,516	1,651,138
		4,805,268
Information Technology — 0.2%
IRESS	105,074	640,838

TOTAL AUSTRALIA		5,446,106
BRAZIL — 1.5%
Financials — 1.5%
Pagseguro Digital, Cl A	118,456	1,241,419
StoneCo, Cl A *	159,156	2,681,778

TOTAL BRAZIL		3,923,197
CANADA — 1.3%
Information Technology — 1.3%
Bitfarms *(A)	255,178	888,019
Hut 8 *(A)	58,618	2,656,217

TOTAL CANADA		3,544,236
CHINA — 1.0%
Financials — 0.9%
Lufax Holding ADR *	491,611	1,229,027
OSL Group *(A)	357,600	767,047
Yeahka *(A)	264,000	270,931
		2,267,005
Information Technology — 0.1%
Linklogis, Cl B (A)	1,137,400	349,156

TOTAL CHINA		2,616,161
GERMANY — 0.2%
Financials — 0.2%
Hypoport *(A)	3,853	557,161

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 0.5%
Information Technology — 0.5%
Sapiens International	31,602	$1,367,418

ITALY — 1.2%
Financials — 1.2%
Nexi	702,832	3,278,186

NETHERLANDS — 4.7%
Financials — 4.7%
Adyen *	8,073	12,560,249

NEW ZEALAND — 2.6%
Information Technology — 2.6%
Xero *	87,451	7,011,060

SOUTH KOREA — 1.0%
Financials — 1.0%
Kakaopay *	76,221	2,570,674

SWITZERLAND — 1.5%
Information Technology — 1.5%
Temenos	43,028	3,903,842

TAIWAN — 0.3%
Financials — 0.3%
Line Pay	40,000	721,364

UNITED KINGDOM — 2.6%
Financials — 2.6%
Wise PLC, Cl A *	586,521	6,862,122

UNITED STATES — 79.1%
Financials — 51.8%
Affirm Holdings, Cl A *	159,906	11,345,331
Block, Cl A *	181,919	12,152,189

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Cantaloupe *	41,695	$444,886
Coinbase Global, Cl A *	67,732	18,478,644
Etoro Group *	22,071	926,320
Fidelity National Information Services	206,063	13,552,763
Fiserv *	65,950	4,053,946
Flywire *	68,878	963,603
Galaxy Digital Holdings *(A)	71,540	1,915,705
Global Payments	108,647	8,231,097
Jack Henry & Associates	41,737	7,282,272
Lemonade *(A)	41,389	3,233,309
LendingClub *	64,227	1,162,509
LendingTree *	7,515	428,580
Open Lending, Cl A *	64,865	123,892
Paymentus Holdings, Cl A *	13,768	478,025
Payoneer Global *	204,015	1,179,207
PayPal Holdings	213,056	13,356,481
Paysafe *	34,149	262,606
Sezzle *	19,239	1,188,008
Shift4 Payments, Cl A *(A)	38,795	2,862,295
SoFi Technologies *	627,761	18,657,057
Toast, Cl A *	282,816	9,669,479
Upstart Holdings *(A)	53,645	2,411,879
Virtu Financial, Cl A	49,180	1,758,677
Webull *	189,489	1,767,932
		137,886,692
Health Care — 2.0%
HealthEquity *	49,474	5,203,675

Industrials — 4.2%
SS&C Technologies Holdings	128,650	11,056,181

Information Technology — 21.1%
ACI Worldwide *	60,113	2,816,895
BILL Holdings *	58,201	2,918,780
Blend Labs, Cl A *	143,936	454,838
Cipher Mining *(A)	206,358	4,199,385
Circle Internet Group *(A)	100,193	8,008,426
Core Scientific *(A)	167,892	2,835,696

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Guidewire Software *	47,818	$10,327,732
I3 Verticals, Cl A *	13,139	311,000
Intuit	23,910	15,160,853
MARA Holdings *(A)	197,987	2,338,226
Mitek Systems *	25,103	222,413
nCino *	65,770	1,624,519
Pagaya Technologies, Cl A *	34,608	863,470
Riot Platforms *	200,498	3,234,033
Vertex, Cl A *	40,586	798,327
		56,114,593
TOTAL UNITED STATES		210,261,141
URUGUAY — 0.4%
Financials — 0.4%
Dlocal, Cl A	85,398	1,147,749

TOTAL COMMON STOCK (Cost $328,489,937)		265,770,666

	Face Amount
REPURCHASE AGREEMENTS(B) — 3.9%
Citadel Securities LLC 4.170%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $2,435,159 (collateralized by various U.S. Treasury Obligations, ranging in par value $127 - $689,016, 0.000% - 4.750%, 12/11/2025 - 11/15/2055, with a total market value of $2,476,911)	$2,434,313	2,434,313
Daiwa Capital Markets America, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $2,289,034 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $340 - $953,838, 1.500% - 6.500%, 11/15/2034 - 12/01/2055, with a total market value of $2,325,331)	2,288,254	2,288,254

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
HSBC Securities USA, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $2,289,034 (collateralized by various U.S. Government Obligations, ranging in par value $5,453 - $2,513,568, 2.500% - 7.000%, 05/01/2042 - 11/01/2054, with a total market value of $2,327,122)	$2,288,254	$2,288,254
Natwest Markets Securities, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $622,812 (collateralized by various U.S. Treasury Obligations, ranging in par value $109 - $89,820, 0.375% - 4.875%, 12/31/2025 - 05/15/2055, with a total market value of $630,336)	622,600	622,600
Nomura Securities International, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $2,289,032 (collateralized by various U.S. Government Obligations, ranging in par value $2,309 - $1,076,959, 2.000% - 6.000%, 04/15/2036 - 06/20/2065, with a total market value of $2,326,152)	2,288,254	2,288,254
RBC Dominion Securities, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $436,073 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $403 - $801,972, 2.000% - 6.000%, 07/31/2030 - 01/01/2055, with a total market value of $443,472)	435,925	435,925
TOTAL REPURCHASE AGREEMENTS (Cost $10,357,600)		10,357,600
TOTAL INVESTMENTS — 103.8% (Cost $338,847,537)		$276,128,266

Percentages are based on Net Assets of $265,978,172.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X FinTech ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $19,751,082.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $10,357,600. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $9,463,977.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$265,770,666	$—	$—	$265,770,666
Repurchase Agreements	—	10,357,600	—	10,357,600
Total Investments in Securities	$265,770,666	$10,357,600	$—	$276,128,266

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRIA — 1.3%
Information Technology — 1.3%
ams-OSRAM *	91,395	$963,521
Kontron (A)	60,462	1,692,481

TOTAL AUSTRIA		2,656,002
CANADA — 0.2%
Information Technology — 0.2%
BlackBerry *	125,635	512,591

CHINA — 1.9%
Information Technology — 1.9%
INNOSCIENCE SUZHOU TECHNOLOGY, Cl H *(A)	431,800	3,810,196

FRANCE — 1.4%
Industrials — 1.4%
Legrand	18,375	2,783,994

JAPAN — 1.3%
Information Technology — 1.1%
Nippon Ceramic (A)	28,887	718,241
Renesas Electronics	131,691	1,562,486
		2,280,727
Utilities — 0.2%
DIGITAL GRID *(A)	50,980	282,260

TOTAL JAPAN		2,562,987
NETHERLANDS — 1.7%
Information Technology — 1.7%
NXP Semiconductors	17,375	3,387,082

NORWAY — 1.2%
Information Technology — 1.2%
Nordic Semiconductor *	177,064	2,349,787

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 4.9%
Information Technology — 4.9%
STMicroelectronics	430,423	$9,878,659

SOUTH KOREA — 0.2%
Information Technology — 0.2%
LG CNS	12,474	491,954

SWITZERLAND — 3.3%
Industrials — 2.4%
ABB	67,520	4,853,670

Information Technology — 0.9%
Landis+Gyr Group	26,511	1,716,884

TOTAL SWITZERLAND		6,570,554
TAIWAN — 8.1%
Information Technology — 8.1%
Advantech	793,183	7,278,531
eMemory Technology	68,632	4,471,959
MediaTek	81,480	3,621,622
Nexcom International	200,800	465,772
Sercomm	134,250	352,468

TOTAL TAIWAN		16,190,352
UNITED STATES — 74.2%
Communication Services — 0.9%
Globalstar *	24,834	1,508,666
Iridium Communications	18,170	297,988
		1,806,654
Consumer Discretionary — 8.0%
ADT	755,017	6,228,890
Garmin	50,431	9,850,183
		16,079,073
Health Care — 5.1%
Beta Bionics *	36,973	1,158,734

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Dexcom *	140,734	$8,932,387
		10,091,121
Industrials — 12.8%
Emerson Electric	32,035	4,272,828
Honeywell International	17,640	3,390,232
Johnson Controls International	45,985	5,348,515
Resideo Technologies *	30,201	996,331
Rockwell Automation	7,936	3,141,545
Schneider Electric	15,399	4,128,274
Sensata Technologies Holding	137,340	4,404,494
		25,682,219
Information Technology — 47.3%
Alarm.com Holdings *	45,537	2,366,102
Ambarella *	38,278	2,839,462
Analog Devices	16,728	4,438,608
Arlo Technologies *	93,866	1,361,057
Badger Meter	27,012	4,822,722
Belden	36,979	4,193,419
Cisco Systems	58,774	4,522,072
Digi International *	33,774	1,412,766
GLOBALFOUNDRIES *(A)	38,909	1,394,499
Impinj *	26,214	4,505,400
InterDigital	2,655	949,826
International Business Machines	14,984	4,623,763
Itron *	41,503	4,110,457
Lattice Semiconductor *	126,667	8,893,290
NETGEAR *	26,381	697,777
Powerfleet NJ *	120,737	600,063
PTC *	8,434	1,479,577
Qorvo *	7,798	669,770
QUALCOMM	23,882	4,014,325
Rambus *	98,206	9,385,547
Samsara, Cl A *	247,589	9,415,810
Semtech *	17,230	1,277,777
Silicon Laboratories *	29,816	3,803,925
Skyworks Solutions	147,739	9,743,387
SmartRent, Cl A *(A)	440,244	757,220

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Synaptics *	35,949	$2,462,866
		94,741,487
Materials — 0.1%
Solstice Advanced Materials *	4,410	210,269
TOTAL UNITED STATES		148,610,823
TOTAL COMMON STOCK (Cost $185,383,415)		199,804,981

	Face Amount
REPURCHASE AGREEMENTS(B) — 2.1%
Citadel Securities LLC 4.170%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $972,181 (collateralized by various U.S. Treasury Obligations, ranging in par value $51 - $275,074, 0.000% - 4.750%, 12/11/2025 - 11/15/2055, with a total market value of $988,849)	$971,843	971,843
Daiwa Capital Markets America, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $913,844 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $136 - $380,798, 1.500% - 6.500%, 11/15/2034 - 12/01/2055, with a total market value of $928,335)	913,533	913,533
HSBC Securities USA, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $913,844 (collateralized by various U.S. Government Obligations, ranging in par value $2,177 - $1,003,484, 2.500% - 7.000%, 05/01/2042 - 11/01/2054, with a total market value of $929,050)	913,533	913,533

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Natwest Markets Securities, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $249,395 (collateralized by various U.S. Treasury Obligations, ranging in par value $44 - $35,967, 0.375% - 4.875%, 12/31/2025 - 05/15/2055, with a total market value of $252,408)	$249,310	$249,310
Nomura Securities International, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $913,844 (collateralized by various U.S. Government Obligations, ranging in par value $922 - $429,951, 2.000% - 6.000%, 04/15/2036 - 06/20/2065, with a total market value of $928,663)	913,533	913,533
RBC Dominion Securities, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $173,617 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $160 - $319,295, 2.000% - 6.000%, 07/31/2030 - 01/01/2055, with a total market value of $176,563)	173,558	173,558
TOTAL REPURCHASE AGREEMENTS (Cost $4,135,310)		4,135,310
TOTAL INVESTMENTS — 101.8% (Cost $189,518,725)		$203,940,291

Percentages are based on Net Assets of $200,257,223.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $5,531,402.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $4,135,310. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $1,757,356.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Internet of Things ETF

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$199,804,981	$—	$—	$199,804,981
Repurchase Agreements	—	4,135,310	—	4,135,310
Total Investments in Securities	$199,804,981	$4,135,310	$—	$203,940,291

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.6%
CANADA — 0.9%
Industrials — 0.9%
ATS *	1,086,035	$27,991,275

CHINA — 7.3%
Consumer Discretionary — 1.7%
Hesai Group ADR *(A)	1,087,916	20,920,625
Minieye Technology *(A)	3,178,200	6,135,474
WeRide ADR *(A)	2,860,699	23,572,160
Zhixing Automotive Technology Suzhou *(A)	2,427,317	1,936,092
		52,564,351
Health Care — 1.1%
Shanghai MicroPort MedBot Group *	11,156,000	32,240,290

Industrials — 2.4%
Shenzhen Dobot *(A)	3,769,200	19,403,711
UBTech Robotics *(A)	3,668,627	53,246,359
		72,650,070
Information Technology — 2.1%
AInnovation Technology Group, Cl H *(A)	6,301,800	4,726,998
Pony AI *(A)	2,744,438	37,516,467
RoboSense Technology *(A)	5,144,500	21,646,863
		63,890,328
TOTAL CHINA		221,345,039
FINLAND — 2.1%
Industrials — 2.1%
Hiab, Cl B	614,853	35,321,616
Kalmar, Cl B	610,508	26,357,145

TOTAL FINLAND		61,678,761
JAPAN — 26.7%
Industrials — 18.8%
Daifuku	4,257,947	134,819,072
FANUC	7,130,839	229,667,394
Hirata	362,026	5,310,333
Shibaura Machine	278,535	7,737,579

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
SMC	314,999	$110,779,527
Yaskawa Electric	2,992,234	77,447,184
		565,761,089
Information Technology — 7.9%
Keyence	504,774	171,891,639
Omron	2,314,043	59,300,596
PKSHA Technology *(A)	358,485	7,810,631
		239,002,866
TOTAL JAPAN		804,763,955
NORWAY — 1.4%
Industrials — 1.4%
AutoStore Holdings *	38,312,248	41,902,364

SOUTH KOREA — 4.4%
Health Care — 0.1%
Angel Robotics *	167,428	3,552,003

Industrials — 3.4%
Doosan Robotics *	720,687	37,978,610
Rainbow Robotics *	215,675	63,793,986
		101,772,596
Information Technology — 0.9%
Robotis *	162,418	25,787,647

TOTAL SOUTH KOREA		131,112,246
SWITZERLAND — 9.8%
Health Care — 0.8%
Tecan Group	143,243	24,689,995

Industrials — 9.0%
ABB	3,769,485	270,969,144

TOTAL SWITZERLAND		295,659,139

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 1.2%
Information Technology — 1.2%
Renishaw PLC	812,293	$37,347,052

UNITED STATES — 45.8%
Consumer Discretionary — 0.2%
iRobot *(A)	341,194	539,087
Serve Robotics *(A)	541,543	5,556,231
		6,095,318
Energy — 0.4%
Helix Energy Solutions Group *	1,685,155	11,223,132

Financials — 1.6%
Upstart Holdings *(A)	1,046,211	47,037,646

Health Care — 8.6%
Intuitive Surgical *	386,436	221,613,317
Omnicell *	522,049	19,060,009
PROCEPT BioRobotics *	612,092	19,391,075
		260,064,401
Industrials — 9.0%
AeroVironment *	314,729	87,954,166
JBT Marel	579,263	81,403,829
Richtech Robotics, Cl B *(A)	832,494	2,955,354
Symbotic, Cl A *(A)	1,202,540	100,736,776
		273,050,125
Information Technology — 26.0%
Appian, Cl A *	479,592	19,375,517
C3.ai, Cl A *(A)	1,401,910	20,257,600
Cerence *(A)	482,252	5,343,352
Cognex	1,896,532	72,257,869
Dynatrace *	2,186,372	97,424,736
NVIDIA	1,882,414	333,187,278
Pegasystems	1,916,195	104,950,000
PROS Holdings *	531,065	12,341,951
SoundHound AI, Cl A *(A)	4,027,845	48,535,532

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
UiPath, Cl A *	5,215,700	$72,289,602
		785,963,437
TOTAL UNITED STATES		1,383,434,059
TOTAL COMMON STOCK (Cost $2,800,545,755)		3,005,233,890

	Face Amount
REPURCHASE AGREEMENTS(B) — 4.1%
Citadel Securities LLC 4.170%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $29,333,961 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,525 - $8,299,894, 0.000% - 4.750%, 12/11/2025 - 11/15/2055, with a total market value of $29,836,906)	$29,323,771	29,323,771
Daiwa Capital Markets America, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $27,573,740 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $4,090 - $11,489,946, 1.500% - 6.500%, 11/15/2034 - 12/01/2055, with a total market value of $28,010,978)	27,564,345	27,564,345
HSBC Securities USA, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $22,188,189 (collateralized by various U.S. Government Obligations, ranging in par value $52,853 - $24,364,651, 2.500% - 7.000%, 05/01/2042 - 11/01/2054, with a total market value of $22,557,388)	22,180,629	22,180,629

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
HSBC Securities USA, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $5,385,551 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $28,905 - $2,691,858, 0.000% - 7.500%, 05/15/2037 - 11/20/2055, with a total market value of $5,466,878)	$5,383,716	$5,383,716
JP Morgan Securities LLC 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $7,360,267 (collateralized by various U.S. Government Obligations, ranging in par value $37,521 - $1,583,571, 4.000% - 7.000%, 09/01/2040 - 12/01/2055, with a total market value of $7,474,055)	7,357,759	7,357,759
Natwest Markets Securities, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $7,490,400 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,310 - $1,080,247, 0.375% - 4.875%, 12/31/2025 - 05/15/2055, with a total market value of $7,580,884)	7,487,848	7,487,848
Nomura Securities International, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $25,478,915 (collateralized by various U.S. Government Obligations, ranging in par value $25,705 - $11,987,493, 2.000% - 6.000%, 04/15/2036 - 06/20/2065, with a total market value of $25,892,095)	25,470,255	25,470,255
TOTAL REPURCHASE AGREEMENTS (Cost $124,768,323)		124,768,323
TOTAL INVESTMENTS — 103.7% (Cost $2,925,314,078)		$3,130,002,213

Percentages are based on Net Assets of $3,018,748,732.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Robotics & Artificial Intelligence ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $245,476,761.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $124,768,323. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $127,817,761.

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
NASDAQ 100 Index E-MINI	27	Dec-2025	$13,218,983	$13,760,280	$541,298

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments and Other Financial Instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,005,233,890	$—	$—	$3,005,233,890
Repurchase Agreements	—	124,768,323	—	124,768,323
Total Investments in Securities	$3,005,233,890	$124,768,323	$—	$3,130,002,213

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$541,298	$—	$—	$541,298
Total Other Financial Instruments	$541,298	$—	$—	$541,298

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.8%
Consumer Discretionary — 0.8%
TopBuild *	185,933	$84,134,683
Industrials — 73.9%
Acuity Brands	195,160	71,510,527
Advanced Drainage Systems	488,605	74,453,630
AECOM	835,849	86,201,107
Amentum Holdings *	46,913	1,343,119
Arcosa	307,349	32,744,962
Argan	154,305	60,981,336
Astec Industries	767,033	33,948,881
ATI *	898,904	90,609,523
Atkore	310,974	20,819,709
Builders FirstSource *	725,168	81,385,605
Carlisle	285,641	90,853,833
Carpenter Technology	314,168	100,075,075
Centuri Holdings *	1,242,291	27,939,125
Columbus McKinnon	726,587	11,945,090
Construction Partners, Cl A *	326,342	35,571,278
Crane	360,477	66,057,410
CSW Industrials	105,854	28,778,527
CSX	8,006,303	283,102,874
Custom Truck One Source *	5,017,811	32,063,812
Deere	567,857	263,763,898
DNOW *	3,649,929	50,953,009
DXP Enterprises *	251,812	23,667,810
Dycom Industries *	183,739	66,427,161
Eaton PLC	729,180	252,216,070
EMCOR Group	289,923	178,322,940
Emerson Electric	2,055,195	274,121,909
Exponent	319,778	23,119,949
Fastenal	7,144,844	288,651,698
Fortive	2,186,257	116,921,024
Gibraltar Industries *	439,261	21,945,480
Gorman-Rupp	706,885	32,863,084
Graco	1,064,068	87,721,766
Granite Construction	290,265	31,212,195
Greenbrier	382,876	17,030,325
Herc Holdings	218,011	29,272,337
Howmet Aerospace	2,110,336	431,753,642
Hubbell, Cl B	338,154	145,889,780

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
IDEX	476,974	$82,960,088
Insteel Industries	930,161	28,444,323
Jacobs Solutions	781,419	105,343,095
Lincoln Electric Holdings	355,507	85,119,041
MasTec *	499,037	106,734,034
Mueller Industries	716,748	78,749,103
Mueller Water Products, Cl A	1,136,680	27,553,123
MYR Group *	174,332	39,106,154
Norfolk Southern	1,052,430	307,404,279
NWPX Infrastructure *(A)	540,252	31,669,572
Parker-Hannifin	396,310	341,500,327
Pentair PLC	1,041,247	109,580,834
Powell Industries	92,752	29,979,301
Preformed Line Products	205,493	42,177,438
Primoris Services	338,720	42,868,403
Quanta Services	759,967	353,293,459
RBC Bearings *	197,880	88,050,664
Regal Rexnord	417,260	60,915,787
Rockwell Automation	712,288	281,966,328
SPX Technologies *	292,187	62,831,893
Sterling Infrastructure *	193,690	66,689,404
Terex	551,023	25,462,773
Tetra Tech	1,687,626	58,628,127
Titan Machinery *(A)	1,706,990	31,613,455
Trane Technologies PLC	673,476	283,856,664
Trinity Industries	684,973	18,165,484
Tutor Perini *	1,010,782	69,289,106
Union Pacific	1,086,708	251,931,516
United Rentals	341,829	278,652,164
Valmont Industries	126,286	52,152,329
Wabash National	1,711,894	14,448,385
WESCO International	308,816	82,580,487
Woodward	374,390	112,328,232
Zurn Elkay Water Solutions	1,069,265	51,003,941
		7,269,288,813
Information Technology — 2.4%
Badger Meter	185,172	33,060,609
Calix *	681,726	37,678,996
Ralliant	734,116	36,243,307

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Trimble *	1,548,904	$126,111,763
		233,094,675
Materials — 19.2%
Alcoa	1,627,068	67,913,818
Century Aluminum *	1,360,892	40,785,933
Cleveland-Cliffs *	3,111,200	40,570,048
Commercial Metals	715,806	45,654,107
CRH PLC	2,681,822	321,711,367
Eagle Materials	211,435	47,302,238
Knife River *	356,994	26,717,431
Louisiana-Pacific	442,562	36,294,510
Martin Marietta Materials	385,131	240,029,045
Materion	263,428	32,188,267
Metallus *	1,820,733	30,788,595
Minerals Technologies	355,863	20,871,365
Nucor	1,479,658	235,990,654
Reliance	341,009	95,250,634
RPM International	810,160	86,889,660
Ryerson Holding	1,313,535	30,119,358
Steel Dynamics	959,410	161,017,780
United States Lime & Minerals	227,026	27,599,551
Vulcan Materials	832,184	247,358,372
Westlake (B)	810,472	54,147,634
		1,889,200,367
Utilities — 3.5%
MDU Resources Group	1,490,318	31,773,580
Sempra	3,255,400	308,351,488
		340,125,068
TOTAL COMMON STOCK (Cost $7,483,860,801)		9,815,843,606

SHORT-TERM INVESTMENT(C)(D) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.900%

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. Infrastructure Development ETF

	Shares	Value
SHORT-TERM INVESTMENT (Cost $1,503,875)	1,503,875	$1,503,875
TOTAL INVESTMENTS — 99.8% (Cost $7,485,364,676)		$9,817,347,481

Percentages are based on Net Assets of $9,833,763,086.

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Russell 2000 Index E-MINI	76	Dec-2025	$9,181,249	$9,519,380	$338,131

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $1,516,587.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $1,503,875. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $0.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2025.

As of November 30, 2025, all of the Fund’s investments and other financial instruments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. Infrastructure Development ETF

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/2025	Income	Capital Gains
NWPX Infrastructure

$42,668,380	$7,385,071	$(17,804,332)	$(5,124,523)	$4,544,976	$31,669,572	$—	$—
Titan Machinery

12,444,434	22,816,286	(5,406,359)	1,942,048	(182,954)	31,613,455	—	—
Totals:

$55,112,814	$30,201,357	$(23,210,691)	$(3,182,475)	$4,362,022	$63,283,027	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.5%
AUSTRALIA — 6.8%
Materials — 6.8%
IGO *	945,908	$4,199,597
Liontown Resources *(A)	5,442,227	5,121,516
PLS Group *(A)	2,904,848	7,715,223
Rio Tinto PLC	75,967	5,457,561

TOTAL AUSTRALIA		22,493,897
CANADA — 0.9%
Information Technology — 0.9%
BlackBerry *	726,151	2,962,696

CHILE — 1.6%
Materials — 1.6%
Sociedad Quimica y Minera de Chile ADR *	82,865	5,329,877

CHINA — 12.1%
Communication Services — 1.3%
Baidu ADR *(A)	38,000	4,441,820

Consumer Discretionary — 5.9%
BYD, Cl H	272,200	3,408,793
Geely Automobile Holdings	1,393,000	3,030,906
Li Auto, Cl A *	231,900	2,143,085
Nexteer Automotive Group	3,820,300	2,885,245
NIO ADR *(A)	731,159	4,021,374
XPeng ADR, Cl A *(A)	180,549	3,941,385
		19,430,788
Information Technology — 1.7%
indie Semiconductor, Cl A *(A)	728,221	2,592,467
RoboSense Technology *(A)	707,828	2,978,376
		5,570,843
Materials — 3.2%
Ganfeng Lithium Group, Cl H (A)	926,133	5,826,397

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Tianqi Lithium, Cl H *(A)	751,700	$4,756,055
		10,582,452
TOTAL CHINA		40,025,903
FRANCE — 2.8%
Consumer Discretionary — 1.9%
Forvia *	255,525	3,588,251
Renault	65,265	2,610,873
		6,199,124
Materials — 0.9%
Eramet (A)	49,590	3,084,771

TOTAL FRANCE		9,283,895
GERMANY — 1.3%
Information Technology — 1.3%
Infineon Technologies	98,671	4,160,246

ISRAEL — 0.7%
Consumer Discretionary — 0.7%
Mobileye Global, Cl A *	184,015	2,175,057

JAPAN — 11.2%
Consumer Discretionary — 6.9%
Denso	260,661	3,440,124
GS Yuasa	162,005	4,315,635
Honda Motor	370,541	3,732,717
Nissan Motor *(A)	1,418,222	3,491,707
Toyota Motor	391,443	7,858,961
		22,839,144
Information Technology — 2.3%
Allegro MicroSystems *	82,177	2,193,304
Renesas Electronics	271,255	3,218,383
Socionext	170,760	2,435,833
		7,847,520

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.0%
Denka	210,476	$3,689,568
Tokai Carbon (A)	431,845	2,844,836
		6,534,404
TOTAL JAPAN		37,221,068
NETHERLANDS — 2.8%
Information Technology — 2.8%
Nebius Group, Cl A *(A)	58,940	5,591,638
NXP Semiconductors	19,372	3,776,378

TOTAL NETHERLANDS		9,368,016
SINGAPORE — 0.7%
Information Technology — 0.7%
STMicroelectronics	107,018	2,456,175

SOUTH KOREA — 5.5%
Consumer Discretionary — 1.1%
HL Mando	114,999	3,643,935

Industrials — 1.1%
LG Energy Solution *	13,716	3,805,207

Information Technology — 1.5%
Samsung SDI	23,842	4,855,458

Materials — 1.8%
Cosmochemical *	263,145	3,036,461
SKC *	39,636	2,996,990
		6,033,451
TOTAL SOUTH KOREA		18,338,051
TAIWAN — 1.7%
Industrials — 1.0%
Advanced Energy Solution Holding	74,100	3,317,206

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.7%
WNC	747,300	$2,428,695

TOTAL TAIWAN		5,745,901
UNITED STATES — 50.4%
Communication Services — 4.3%
Alphabet, Cl A	44,964	14,396,573

Consumer Discretionary — 13.2%
American Axle & Manufacturing Holdings *	608,691	3,999,100
Ford Motor	347,061	4,608,970
General Motors	78,799	5,793,302
Gentherm *	97,401	3,474,294
Lear	28,788	3,090,680
Lucid Group *(A)	126,958	1,730,438
QuantumScape, Cl A *	277,125	3,386,467
Stellantis	341,451	3,642,921
Tesla *	26,342	11,331,538
Visteon	26,889	2,776,289
		43,833,999
Industrials — 13.5%
Amprius Technologies *	389,475	4,408,857
ATI *	35,624	3,590,899
Bloom Energy, Cl A *	119,738	13,080,179
EnerSys	34,598	4,951,320
Honeywell International	28,269	5,433,019
Hyster-Yale	71,507	2,079,424
ITT	20,529	3,780,621
Plug Power *	1,923,146	3,865,523
Westinghouse Air Brake Technologies	17,942	3,741,804
		44,931,646
Information Technology — 16.8%
Ambarella *	44,489	3,300,194
CEVA *	129,535	2,796,661
Coherent *	33,977	5,581,062
Intel *	234,885	9,526,935
Microsoft	16,177	7,959,246
NVIDIA	47,914	8,480,778

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ON Semiconductor *	59,367	$2,982,598
QUALCOMM	46,067	7,743,402
SiTime *	14,696	4,374,999
Skyworks Solutions	43,362	2,859,724
		55,605,599
Materials — 2.6%
Albemarle (A)	44,257	5,752,968
Cabot	39,262	2,456,623
Solstice Advanced Materials *	6,719	320,362
		8,529,953
TOTAL UNITED STATES		167,297,770
TOTAL COMMON STOCK (Cost $359,581,988)		326,858,552

PREFERRED STOCK — 1.1%
GERMANY—1.1%
Consumer Discretionary — 1.1%
Volkswagen (A)(B)	31,836	3,634,874
TOTAL PREFERRED STOCK (Cost $7,125,710)		3,634,874

	Face Amount
REPURCHASE AGREEMENTS(C) — 6.0%
Citadel Securities LLC 4.170%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $4,658,365 (collateralized by various U.S. Treasury Obligations, ranging in par value $242 - $1,318,061, 0.000% - 4.750%, 12/11/2025 - 11/15/2055, with a total market value of $4,738,235)	$4,656,747	4,656,747

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Daiwa Capital Markets America, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $4,378,834 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $650 - $1,824,655, 1.500% - 6.500%, 11/15/2034 - 12/01/2055, with a total market value of $4,448,269)	$4,377,342	$4,377,342
HSBC Securities USA, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $4,378,834 (collateralized by various U.S. Government Obligations, ranging in par value $10,431 - $4,808,358, 2.500% - 7.000%, 05/01/2042 - 11/01/2054, with a total market value of $4,451,695)	4,377,342	4,377,342
JP Morgan Securities LLC 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $1,175,206 (collateralized by various U.S. Government Obligations, ranging in par value $5,991 - $252,847, 4.000% - 7.000%, 09/01/2040 - 12/01/2055, with a total market value of $1,193,375)	1,174,806	1,174,806
Natwest Markets Securities, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $1,190,494 (collateralized by various U.S. Treasury Obligations, ranging in par value $208 - $171,690, 0.375% - 4.875%, 12/31/2025 - 05/15/2055, with a total market value of $1,204,875)	1,190,088	1,190,088
Nomura Securities International, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $219,635 (collateralized by various U.S. Government Obligations, ranging in par value $222 - $103,335, 2.000% - 6.000%, 04/15/2036 - 06/20/2065, with a total market value of $223,196)	219,560	219,560

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $3,819,307 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3,529 - $7,023,995, 2.000% - 6.000%, 07/31/2030 - 01/01/2055, with a total market value of $3,884,108)	$3,818,009	$3,818,009
TOTAL REPURCHASE AGREEMENTS (Cost $19,813,894)		19,813,894
TOTAL INVESTMENTS — 105.6% (Cost $386,521,592)		$350,307,320

Percentages are based on Net Assets of $331,681,089.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $37,359,702.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $19,813,894. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $18,249,230.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$326,858,552	$—	$—	$326,858,552
Preferred Stock	3,634,874	—	—	3,634,874
Repurchase Agreements	—	19,813,894	—	19,813,894
Total Investments in Securities	$330,493,426	$19,813,894	$—	$350,307,320

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 0.3%
Financials — 0.3%
StoneCo, Cl A *	1,334,083	$22,479,299

CANADA — 3.0%
Industrials — 0.6%
Thomson Reuters	303,801	41,143,769

Information Technology — 2.4%
Hut 8 *	864,859	38,918,655
Shopify, Cl A *	824,020	130,722,533
		169,641,188
TOTAL CANADA		210,784,957
CHINA — 8.0%
Communication Services — 3.4%
Baidu ADR *	201,189	23,516,982
Tencent Holdings	2,669,018	209,631,179
		233,148,161
Consumer Discretionary — 4.4%
Alibaba Group Holding ADR	1,531,299	240,873,333
Meituan, Cl B *	3,749,415	49,362,289
WeRide ADR *(A)	1,860,277	15,328,682
		305,564,304
Information Technology — 0.2%
Pony AI *(A)	1,230,837	16,825,542

TOTAL CHINA		555,538,007
FINLAND — 0.3%
Information Technology — 0.3%
TietoEVRY (A)	1,081,582	22,468,628

GERMANY — 2.6%
Industrials — 2.1%
Siemens	540,786	143,283,248

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.5%
Infineon Technologies	882,811	$37,221,786

TOTAL GERMANY		180,505,034
ISRAEL — 0.3%
Information Technology — 0.3%
Nice ADR *	115,050	12,203,354
Wix.com *	121,740	11,651,735

TOTAL ISRAEL		23,855,089
ITALY — 0.2%
Health Care — 0.2%
Amplifon	790,245	12,142,659

JAPAN — 2.6%
Consumer Discretionary — 0.3%
Rakuten Group *	3,426,939	20,961,315

Industrials — 0.8%
FANUC	661,313	21,299,322
Fujikura	328,230	37,755,389
		59,054,711
Information Technology — 1.5%
Fujitsu	1,398,809	37,173,091
NEC	921,427	34,784,534
Socionext	983,162	14,024,470
Toshiba TEC	897,679	16,377,393
		102,359,488
TOTAL JAPAN		182,375,514
NETHERLANDS — 0.7%
Industrials — 0.2%
Wolters Kluwer	162,090	17,231,210

Information Technology — 0.5%
NXP Semiconductors	170,482	33,233,761

TOTAL NETHERLANDS		50,464,971

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 6.4%
Information Technology — 6.4%
Samsung Electronics	3,901,709	$266,631,594
SK hynix	494,366	178,162,024

TOTAL SOUTH KOREA		444,793,618
SWEDEN — 0.3%
Information Technology — 0.3%
Telefonaktiebolaget LM Ericsson ADR	2,453,693	23,555,453

SWITZERLAND — 0.3%
Information Technology — 0.3%
Temenos	204,032	18,511,403

TAIWAN — 4.2%
Information Technology — 4.2%
Acer	17,667,300	15,339,618
Advantech	1,621,557	14,879,988
Global Unichip	459,886	33,115,895
Taiwan Semiconductor Manufacturing ADR	781,042	227,681,553

TOTAL TAIWAN		291,017,054
UNITED STATES — 70.7%
Communication Services — 9.8%
Alphabet, Cl A	986,729	315,930,891
Meta Platforms, Cl A	263,044	170,439,360
Netflix *	1,595,114	171,602,364
Snap, Cl A *	1,845,702	14,174,991
Trade Desk, Cl A *	301,569	11,930,070
		684,077,676
Consumer Discretionary — 6.2%
Amazon.com *	822,232	191,760,947
Tesla *	564,455	242,811,608
		434,572,555

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.4%
GE HealthCare Technologies	308,980	$24,715,310

Industrials — 2.4%
Experian PLC	618,663	27,239,468
Genpact	408,964	18,018,954
Uber Technologies *	1,414,605	123,834,522
		169,092,944
Information Technology — 51.9%
Accenture PLC, Cl A	421,343	105,335,750
Adobe *	286,933	91,855,861
Advanced Micro Devices *	1,183,149	257,370,402
Ambarella *	274,863	20,389,337
Apple	876,517	244,416,765
AppLovin, Cl A *	208,141	124,776,367
Broadcom	661,686	266,632,991
C3.ai, Cl A *(A)	637,420	9,210,719
Cadence Design Systems *	184,256	57,458,391
CCC Intelligent Solutions Holdings *	1,860,616	13,861,589
Cisco Systems	2,735,473	210,467,293
CoreWeave, Cl A *	248,787	18,191,305
CyberArk Software *	49,974	22,917,577
Datadog, Cl A *	215,619	34,501,196
DXC Technology *	1,256,423	16,584,784
Fortinet *	517,777	42,007,248
Hewlett Packard Enterprise	897,802	19,634,930
Intel *	2,950,684	119,679,743
International Business Machines	665,594	205,388,997
Marvell Technology	583,233	52,141,030
Micron Technology	757,053	179,027,893
Microsoft	371,041	182,555,882
NVIDIA	1,099,111	194,542,647
Okta, Cl A *	194,431	15,618,642
Oracle	775,955	156,704,112
Palantir Technologies, Cl A *	1,213,918	204,484,487
Pegasystems	323,588	17,722,915
QUALCOMM	742,762	124,850,865
Quantum Computing *(A)	1,065,006	12,460,570
Salesforce	702,463	161,945,820

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Seagate Technology Holdings	143,216	$39,626,435
ServiceNow *	140,131	113,843,826
Snowflake, Cl A *	225,154	56,567,691
SoundHound AI, Cl A *(A)	1,523,949	18,363,585
Super Micro Computer *	401,124	13,578,047
Synopsys *	125,173	52,323,566
Teradata *	843,398	24,154,919
Twilio, Cl A *	141,459	18,345,818
UiPath, Cl A *	1,487,366	20,614,893
Workday, Cl A *	145,781	31,433,299
Zebra Technologies, Cl A *	55,309	13,979,350
Zscaler *	105,108	26,434,662
		3,612,002,199
TOTAL UNITED STATES		4,924,460,684
TOTAL COMMON STOCK (Cost $5,747,003,971)		6,962,952,370

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.5%
Citadel Securities LLC 4.170%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $7,825,861 (collateralized by various U.S. Treasury Obligations, ranging in par value $407 - $2,214,287, 0.000% - 4.750%, 12/11/2025 - 11/15/2055, with a total market value of $7,960,039)	$7,823,142	7,823,142
Daiwa Capital Markets America, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $7,356,260 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,091 - $3,065,345, 1.500% - 6.500%, 11/15/2034 - 12/01/2055, with a total market value of $7,472,909)	7,353,754	7,353,754

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
HSBC Securities USA, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $7,356,260 (collateralized by various U.S. Government Obligations, ranging in par value $17,523 - $8,077,843, 2.500% - 7.000%, 05/01/2042 - 11/01/2054, with a total market value of $7,478,665)	$7,353,754	$7,353,754
JP Morgan Securities LLC 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $1,974,351 (collateralized by various U.S. Government Obligations, ranging in par value $10,065 - $424,784, 4.000% - 7.000%, 09/01/2040 - 12/01/2055, with a total market value of $2,004,874)	1,973,678	1,973,678
Natwest Markets Securities, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $1,999,148 (collateralized by various U.S. Treasury Obligations, ranging in par value $350 - $288,312, 0.375% - 4.875%, 12/31/2025 - 05/15/2055, with a total market value of $2,023,298)	1,998,467	1,998,467
Nomura Securities International, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $6,785,656 (collateralized by various U.S. Government Obligations, ranging in par value $6,846 - $3,192,562, 2.000% - 6.000%, 04/15/2036 - 06/20/2065, with a total market value of $6,895,696)	6,783,350	6,783,350
TOTAL REPURCHASE AGREEMENTS (Cost $33,286,145)		33,286,145
TOTAL INVESTMENTS — 100.4% (Cost $5,780,290,116)		$6,996,238,515

Percentages are based on Net Assets of $6,965,660,940.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Artificial Intelligence & Technology ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $41,403,471.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $33,286,145. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $8,509,485.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,962,952,370	$—	$—	$6,962,952,370
Repurchase Agreements	—	33,286,145	—	33,286,145
Total Investments in Securities	$6,962,952,370	$33,286,145	$—	$6,996,238,515

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 1.9%
Health Care — 1.9%
Genscript Biotech *	539,318	$1,032,834

GERMANY — 4.2%
Health Care — 4.2%
BioNTech ADR *	19,865	2,049,075
CureVac *	45,849	251,711

TOTAL GERMANY		2,300,786
NETHERLANDS — 1.3%
Health Care — 1.3%
uniQure *(A)	26,226	721,477

SWITZERLAND — 3.2%
Health Care — 3.2%
CRISPR Therapeutics *(A)	32,818	1,754,778

UNITED KINGDOM — 2.1%
Health Care — 2.1%
AstraZeneca PLC	6,172	1,142,775

UNITED STATES — 87.3%
Health Care — 87.3%
10X Genomics, Cl A *	53,010	997,118
Agilent Technologies	1,788	274,458
Alnylam Pharmaceuticals *	4,263	1,923,594
Arcturus Therapeutics Holdings *(A)	16,272	110,487
Arrowhead Pharmaceuticals *	50,958	2,685,487
Avidity Biosciences *	29,477	2,113,501
Beam Therapeutics *(A)	43,839	1,110,442
BioMarin Pharmaceutical *	39,589	2,214,213
Bio-Techne	33,104	2,135,539
Bristol-Myers Squibb	24,097	1,185,572
CareDx *	24,133	431,257
Caribou Biosciences *	64,814	125,739
Editas Medicine, Cl A *	50,530	121,777
Eli Lilly	1,262	1,357,243

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Fulgent Genetics *	9,479	$280,389
GeneDx Holdings, Cl A *(A)	12,192	2,035,454
Gilead Sciences	8,663	1,090,152
Guardant Health *	28,409	3,080,104
Illumina *	21,605	2,839,977
Intellia Therapeutics *(A)	48,755	438,307
Legend Biotech ADR *	63,899	1,770,641
Maravai LifeSciences Holdings, Cl A *	50,493	182,785
Mesa Laboratories	2,002	160,560
Moderna *	83,121	2,159,484
Myriad Genetics *	42,453	323,916
Natera *	10,648	2,542,849
Pacific Biosciences of California *(A)	129,269	299,904
Personalis *(A)	25,487	273,476
Praxis Precision Medicines *	10,488	2,060,472
Prime Medicine *(A)	43,998	168,072
QIAGEN (A)	43,507	2,077,459
REGENXBIO *	22,157	296,682
Rocket Pharmaceuticals *(A)	40,638	138,982
Sana Biotechnology *(A)	28,605	123,002
Sangamo Therapeutics *	264,844	122,093
Sarepta Therapeutics *(A)	44,329	945,981
Standard BioTools *(A)	129,084	193,626
Stoke Therapeutics *(A)	4,891	151,181
Twist Bioscience *	27,666	885,589
Ultragenyx Pharmaceutical *	43,139	1,499,080
Veracyte *	37,008	1,751,959
Vertex Pharmaceuticals *	4,921	2,133,795
Vir Biotechnology *	43,421	278,763
WaVe Life Sciences *	61,062	473,841

TOTAL UNITED STATES		47,565,002
TOTAL COMMON STOCK (Cost $65,142,616)		54,517,652

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 1.4%
Cantor Fitzgerald Securities 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $222,075 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $111 - $42,193, 0.000% - 6.500%, 01/02/2026 - 02/01/2057, with a total market value of $225,562)	$222,000	$222,000
Citadel Securities LLC 4.170%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $249,087 (collateralized by various U.S. Treasury Obligations, ranging in par value $13 - $70,478, 0.000% - 4.750%, 12/11/2025 - 11/15/2055, with a total market value of $253,357)	249,000	249,000
Daiwa Capital Markets America, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $249,085 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $37 - $103,793, 1.500% - 6.500%, 11/15/2034 - 12/01/2055, with a total market value of $253,035)	249,000	249,000
Natwest Markets Securities, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $47,227 (collateralized by various U.S. Treasury Obligations, ranging in par value $8 - $6,811, 0.375% - 4.875%, 12/31/2025 - 05/15/2055, with a total market value of $47,798)	47,211	47,211
TOTAL REPURCHASE AGREEMENTS (Cost $767,211)		767,211
TOTAL INVESTMENTS — 101.4% (Cost $65,909,827)		$55,284,863

Percentages are based on Net Assets of $54,526,837.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Genomics & Biotechnology ETF

(A)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $5,300,531.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $767,211. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $4,544,847.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$54,517,652	$—	$—	$54,517,652
Repurchase Agreements	—	767,211	—	767,211
Total Investments in Securities	$54,517,652	$767,211	$—	$55,284,863

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 4.2%
Information Technology — 4.2%
Shopify, Cl A *	72,837	$11,554,862

CHINA — 2.8%
Consumer Discretionary — 0.4%
Alibaba Group Holding ADR	7,417	1,166,694

Information Technology — 2.4%
Kingsoft Cloud Holdings ADR *(A)	72,674	898,251
Vnet Group ADR *	643,728	5,754,928
		6,653,179
TOTAL CHINA		7,819,873
ISRAEL — 2.9%
Information Technology — 2.9%
Wix.com *	83,336	7,976,088

JAPAN — 0.3%
Information Technology — 0.3%
Oracle Japan	9,486	816,082

UNITED STATES — 89.7%
Communication Services — 2.5%
Alphabet, Cl A	18,086	5,790,776
PubMatic, Cl A *	115,510	1,040,745
		6,831,521

Consumer Discretionary — 2.0%
Amazon.com *	23,383	5,453,383

Health Care — 0.6%
HealthStream	72,305	1,818,471

Industrials — 4.1%
Paycom Software	69,302	11,169,403

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 76.6%
Akamai Technologies *	155,701	$13,938,354
Box, Cl A *	353,424	10,440,145
C3.ai, Cl A *	327,723	4,735,597
DigitalOcean Holdings *	222,070	9,886,556
Dropbox, Cl A *	396,448	11,845,866
Fastly, Cl A *	359,557	4,192,435
Five9 *	188,469	3,692,108
Freshworks, Cl A *	580,398	7,046,032
HubSpot *	28,779	10,571,102
International Business Machines	2,906	896,734
Microsoft	11,432	5,624,658
Oracle	8,862	1,789,681
Procore Technologies *	143,712	10,643,311
Qualys *	77,310	10,889,114
Salesforce	47,504	10,951,572
ServiceNow *	13,235	10,752,246
Sinch *	2,073,411	6,320,202
Snowflake, Cl A *	42,937	10,787,492
SPS Commerce *	91,985	7,664,190
Twilio, Cl A *	89,160	11,563,160
Workday, Cl A *	50,629	10,916,625
Workiva, Cl A *	127,260	11,779,186
Yext *	300,615	2,531,178
Zoom Video Communications, Cl A *	138,241	11,744,955
Zscaler *	35,752	8,991,628
		210,194,127
Real Estate — 3.9%
Digital Realty Trust ‡	67,515	10,810,502

TOTAL UNITED STATES		246,277,407
TOTAL COMMON STOCK (Cost $376,072,182)		274,444,312

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.900%

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Cloud Computing ETF

	Shares	Value
SHORT-TERM INVESTMENT (Cost $694,926)	694,926	$694,926
TOTAL INVESTMENTS — 100.2% (Cost $376,767,108)		$275,139,238

Percentages are based on Net Assets of $274,513,852.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $673,669.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $694,926. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2025.

As of November 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 4.2%
Information Technology — 4.2%
BlackBerry *(A)	10,181,182	$41,539,222

ISRAEL — 7.8%
Information Technology — 7.8%
Check Point Software Technologies *	319,133	59,604,471
Radware *	819,364	18,796,210

TOTAL ISRAEL		78,400,681
JAPAN — 7.3%
Information Technology — 7.3%
Amiya *(A)	129,923	2,905,679
Digital Arts (A)	270,362	12,422,272
FFRI Security (A)	157,250	8,968,440
Hennge (A)	340,949	2,886,213
Trend Micro	926,437	46,283,261

TOTAL JAPAN		73,465,865
SOUTH KOREA — 0.9%
Information Technology — 0.9%
Ahnlab	213,879	8,754,983

UNITED KINGDOM — 0.8%
Information Technology — 0.8%
Arqit Quantum *(A)	293,533	8,368,626

UNITED STATES — 78.9%
Information Technology — 78.9%
A10 Networks	1,376,784	23,708,220
Akamai Technologies *	644,343	57,681,585
Crowdstrike Holdings, Cl A *	117,772	59,964,792
CyberArk Software *	124,832	57,246,707
Fortinet *	778,694	63,175,444
Gen Digital	1,848,215	48,737,430
Netskope *	1,055,146	19,393,583
Okta, Cl A *	547,771	44,002,444
OneSpan	729,927	8,905,109

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Palo Alto Networks *	296,712	$56,413,853
Qualys *	319,935	45,062,845
Rapid7 *	1,242,794	19,487,010
Rubrik, Cl A *	657,584	45,583,723
Sailpoint *(A)	2,358,930	43,451,491
SentinelOne, Cl A *	2,875,126	46,605,792
Telos *	1,395,529	8,066,158
Tenable Holdings *	1,717,935	45,559,636
Varonis Systems, Cl B *	1,378,980	45,602,869
Zscaler *	197,270	49,613,405

TOTAL UNITED STATES		788,262,096
TOTAL COMMON STOCK (Cost $965,881,722)		998,791,473

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.8%
Citadel Securities LLC 4.170%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $4,140,653 (collateralized by various U.S. Treasury Obligations, ranging in par value $215 - $1,171,577, 0.000% - 4.750%, 12/11/2025 - 11/15/2055, with a total market value of $4,211,647)	$4,139,215	4,139,215
Daiwa Capital Markets America, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $3,892,188 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $577 - $1,621,870, 1.500% - 6.500%, 11/15/2034 - 12/01/2055, with a total market value of $3,953,907)	3,890,862	3,890,862

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Cybersecurity ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
HSBC Securities USA, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $3,892,188 (collateralized by various U.S. Government Obligations, ranging in par value $9,271 - $4,273,977, 2.500% - 7.000%, 05/01/2042 - 11/01/2054, with a total market value of $3,956,952)	$3,890,862	$3,890,862
JP Morgan Securities LLC 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $1,045,585 (collateralized by various U.S. Government Obligations, ranging in par value $5,330 - $224,959, 4.000% - 7.000%, 09/01/2040 - 12/01/2055, with a total market value of $1,061,750)	1,045,229	1,045,229
Natwest Markets Securities, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $1,058,636 (collateralized by various U.S. Treasury Obligations, ranging in par value $185 - $152,674, 0.375% - 4.875%, 12/31/2025 - 05/15/2055, with a total market value of $1,071,424)	1,058,275	1,058,275
RBC Dominion Securities, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $3,588,281 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3,316 - $6,599,119, 2.000% - 6.000%, 07/31/2030 - 01/01/2055, with a total market value of $3,649,162)	3,587,061	3,587,061
TOTAL REPURCHASE AGREEMENTS (Cost $17,611,504)		17,611,504
TOTAL INVESTMENTS — 101.7% (Cost $983,493,226)		$1,016,402,977

Percentages are based on Net Assets of $999,359,107.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Cybersecurity ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $41,504,092.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $17,611,504. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $24,454,271.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Cybersecurity ETF

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts NASDAQ 100 Index E-MINI	2	Dec-2025	$999,518	$1,019,280	$19,762

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments and Other Financial Instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$998,791,473	$—	$—	$998,791,473
Repurchase Agreements	—	17,611,504	—	17,611,504
Total Investments in Securities	$998,791,473	$17,611,504	$—	$1,016,402,977

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$19,762	$—	$—	$19,762
Total Other Financial Instruments	$19,762	$—	$—	$19,762

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Dorsey Wright Thematic ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 100.0%
International Equity Fund — 62.2%
Global X E-commerce ETF (A)(B)	59,972	$1,953,138
Global X Hydrogen ETF (B)(C)	45,517	1,694,598
Global X Lithium & Battery Tech ETF (B)(D)	32,268	2,047,727
		5,695,463
Domestic Equity Fund — 37.8%
Global X Artificial Intelligence & Technology ETF (B)(E)(F)	37,885	1,899,554
Global X Blockchain ETF (B)(F)(G)	19,130	1,551,635
		3,451,189
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,920,715)		9,146,652

	Face Amount
REPURCHASE AGREEMENTS(H) — 28.0%
Citadel Securities LLC 4.170%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $602,478 (collateralized by various U.S. Treasury Obligations, ranging in par value $31 - $170,468, 0.000% - 4.750%, 12/11/2025 - 11/15/2055, with a total market value of $612,808)	$602,269	602,269
Daiwa Capital Markets America, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $566,326 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $84 - $235,987, 1.500% - 6.500%, 11/15/2034 - 12/01/2055, with a total market value of $575,306)	566,133	566,133
HSBC Securities USA, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $566,326 (collateralized by various U.S. Government Obligations, ranging in par value $1,349 - $621,877, 2.500% - 7.000%, 05/01/2042 - 11/01/2054, with a total market value of $575,749)	566,133	566,133

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Dorsey Wright Thematic ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(H) — continued
Natwest Markets Securities, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $154,743 (collateralized by various U.S. Treasury Obligations, ranging in par value $27 - $22,317, 0.375% - 4.875%, 12/31/2025 - 05/15/2055, with a total market value of $156,612)	$154,690	$154,690
Nomura Securities International, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $566,325 (collateralized by various U.S. Government Obligations, ranging in par value $571 - $266,449, 2.000% - 6.000%, 04/15/2036 - 06/20/2065, with a total market value of $575,509)	566,133	566,133
RBC Dominion Securities, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $107,368 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $99 - $197,459, 2.000% - 6.000%, 07/31/2030 - 01/01/2055, with a total market value of $109,190)	107,332	107,332
TOTAL REPURCHASE AGREEMENTS (Cost $2,562,690)		2,562,690
TOTAL INVESTMENTS — 128.0% (Cost $11,483,405)		$11,709,342

Percentages are based on Net Assets of $9,149,555.

(A)	For financial information on the Global X E-commerce ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	For financial information on the Global X Hydrogen ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(D)	For financial information on the Global X Lithium & Battery Tech ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Dorsey Wright Thematic ETF

(E)	For financial information on the Global X Artificial Intelligence & Technology ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(F)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $2,572,328.
(G)	For financial information on the Global X Blockchain ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(H)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $2,562,690. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $0.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,146,652	$—	$—	$9,146,652
Repurchase Agreements	—	2,562,690	—	2,562,690
Total Investments in Securities	$9,146,652	$2,562,690	$—	$11,709,342

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Dorsey Wright Thematic ETF

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/2025	Income	Capital Gains
Global X Cybersecurity ETF
$—	$2,187,644	$(2,288,287)	$—	$100,643	$—	$—	$—
Global X E-commerce ETF
1,870,595	1,434,333	(1,622,402)	(39,955)	310,567	1,953,138	6,898	—
Global X Hydrogen ETF
—	2,580,461	(702,929)	(189,461)	6,527	1,694,598	—	—
Global X Lithium & Battery Tech ETF
1,937,834	1,953,234	(1,721,512)	1,543,675	(1,665,504)	2,047,727	5,443	—
Global X Artificial Intelligence & Technology ETF
—	2,300,093	(1,059,208)	479,423	179,246	1,899,554	2,411	—
Global X Blockchain ETF
—	2,564,079	(577,516)	(415,520)	(19,408)	1,551,635	—	—
Global X Millennial Consumer ETF
—	1,876,675	(2,090,436)	—	213,761	—	764	—
Global X US Infrastructure Development ETF
—	2,149,425	(2,605,105)	—	455,680	—	5,243	—
Global X Cloud Computing ETF
—	2,044,476	(2,087,270)	—	42,794	—	—	—
Global X Data Center & Digital Infrastructure ETF
1,797,852	2,106	(1,689,424)	(304,671)	194,137	—	17,317	—
Global X Disruptive Materials ETF
1,823,533	2,079	(1,673,310)	139,837	(292,139)	—	10,601	—
Global X FinTech ETF
2,009,298	2,231	(1,708,359)	770,253	(1,073,423)	—	9,629	—
Global X Genomics & Biotechnology ETF
1,503,736	262,063	(1,389,458)	1,918,722	(2,295,063)	—	—	—
Global X Renewable Energy Producers ETF
1,410,567	339,885	(1,585,652)	1,079,895	(1,244,695)	—	9,012	—
Global X Social Media ETF
—	2,256,866	(2,184,842)	—	(72,024)	—	—	—
Global X Solar ETF
1,641,329	190,679	(1,531,545)	754,466	(1,054,929)	—	5,211	—
Global X Video Games & Esports ETF
1,768,488	1,928	(1,832,767)	(333,211)	395,562	—	14,539	—
Totals:
$15,763,232	$22,148,257	$(28,350,022)	$5,403,453	$(5,818,268)	$9,146,652	$87,068	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 19.4%
Communication Services — 19.4%
Bilibili ADR *(A)	227,673	$6,058,379
Boyaa Interactive International (A)	480,200	247,945
DouYu International Holdings ADR	46,683	332,850
HUYA ADR	113,066	322,238
iDreamSky Technology Holdings *(A)	3,488,100	295,693
Kingsoft	1,246,400	4,584,990
NetDragon Websoft Holdings	287,400	418,608
NetEase ADR	55,915	7,719,066
XD	353,700	3,209,631
Zx *(A)	258,400	443,079

TOTAL CHINA		23,632,479
FRANCE — 2.9%
Communication Services — 2.9%
Ubisoft Entertainment *(A)	110,584	929,170
Vivendi	866,389	2,529,808

TOTAL FRANCE		3,458,978
JAPAN — 30.9%
Communication Services — 30.9%
Capcom	190,891	4,676,554
DeNA (A)	92,754	1,434,254
Gumi *(A)	83,044	227,766
GungHo Online Entertainment	55,459	879,596
Koei Tecmo Holdings (A)	133,699	1,827,491
Konami Group	54,222	8,281,842
MIXI	42,602	790,888
Nexon	298,514	7,267,252
Nintendo	85,412	7,268,641
Square Enix Holdings	245,484	4,911,253

TOTAL JAPAN		37,565,537
POLAND — 4.4%
Communication Services — 4.4%
CD Projekt	76,760	5,398,857

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 9.6%
Communication Services — 9.6%
Com2uSCorp	12,490	$264,552
Devsisters *	12,087	266,290
Kakao Games *	53,010	562,667
Krafton *	22,210	3,888,808
NCSoft	24,071	3,437,194
Netmarble	32,620	1,175,575
Nexon Games *	35,977	319,980
Pearl Abyss *	41,360	1,016,669
Wemade *	25,748	457,832
Wemade Max *	63,332	276,040

TOTAL SOUTH KOREA		11,665,607
SWEDEN — 2.6%
Communication Services — 2.6%
Embracer Group, Cl B *	174,961	1,699,942
Modern Times Group MTG, Cl B *	109,471	1,402,083

TOTAL SWEDEN		3,102,025
TAIWAN — 4.2%
Communication Services — 4.2%
Gamania Digital Entertainment	173,800	295,712
International Games System	205,100	4,855,482

TOTAL TAIWAN		5,151,194
UNITED STATES — 26.0%
Communication Services — 19.8%
Electronic Arts	49,772	10,055,437
Playtika Holding	86,075	348,604
ROBLOX, Cl A *	60,967	5,793,694
Take-Two Interactive Software *	31,947	7,861,198
		24,058,933
Information Technology — 6.2%
Corsair Gaming *	56,456	368,093
Immersion	46,823	332,911
Turtle Beach *	28,052	389,362

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Unity Software *	153,288	$6,517,806
		7,608,172
TOTAL UNITED STATES		31,667,105
TOTAL COMMON STOCK (Cost $127,833,351)		121,641,782

	Face Amount
REPURCHASE AGREEMENTS(B) — 3.9%
Citadel Securities LLC 4.170%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $1,122,198 (collateralized by various U.S. Treasury Obligations, ranging in par value $58 - $317,520, 0.000% - 4.750%, 12/11/2025 - 11/15/2055, with a total market value of $1,141,438)	$1,121,808	1,121,808
Daiwa Capital Markets America, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $1,054,859 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $156 - $439,559, 1.500% - 6.500%, 11/15/2034 - 12/01/2055, with a total market value of $1,071,586)	1,054,500	1,054,500
HSBC Securities USA, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $1,054,859 (collateralized by various U.S. Government Obligations, ranging in par value $2,513 - $1,158,332, 2.500% - 7.000%, 05/01/2042 - 11/01/2054, with a total market value of $1,072,412)	1,054,500	1,054,500

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Video Games & Esports ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Natwest Markets Securities, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $287,048 (collateralized by various U.S. Treasury Obligations, ranging in par value $50 - $41,397, 0.375% - 4.875%, 12/31/2025 - 05/15/2055, with a total market value of $290,515)	$286,950	$286,950
Nomura Securities International, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $1,054,859 (collateralized by various U.S. Government Obligations, ranging in par value $1,064 - $496,297, 2.000% - 6.000%, 04/15/2036 - 06/20/2065, with a total market value of $1,071,965)	1,054,500	1,054,500
RBC Dominion Securities, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $200,760 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $186 - $369,213, 2.000% - 6.000%, 07/31/2030 - 01/01/2055, with a total market value of $204,166)	200,692	200,692
TOTAL REPURCHASE AGREEMENTS (Cost $4,772,950)		4,772,950
TOTAL INVESTMENTS — 103.9% (Cost $132,606,301)		$126,414,732

Percentages are based on Net Assets of $121,673,028.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $5,062,363.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $4,772,950. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $448,138.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Video Games & Esports ETF

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$121,641,782	$—	$—	$121,641,782
Repurchase Agreements	—	4,772,950	—	4,772,950
Total Investments in Securities	$121,641,782	$4,772,950	$—	$126,414,732

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025

Global X HealthTech ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 4.1%
Health Care — 4.1%
Pro Medicus	11,965	$2,091,439

CANADA — 0.5%
Health Care — 0.5%
Well Health Technologies *	99,016	273,456

CHINA — 3.8%
Consumer Staples — 3.8%
Alibaba Health Information Technology *	2,712,200	1,940,371

DENMARK — 2.6%
Health Care — 2.6%
Demant *	38,628	1,315,711

NETHERLANDS — 3.9%
Health Care — 3.9%
Koninklijke Philips	69,605	1,959,726

SWEDEN — 0.5%
Health Care — 0.5%
RaySearch Laboratories	9,979	245,990

UNITED STATES — 84.6%
Financials — 3.1%
Oscar Health, Cl A *	89,317	1,605,027

Health Care — 81.5%
Alignment Healthcare *	77,674	1,492,118
Astrana Health *	22,171	510,820
Clover Health Investments, Cl A *	231,461	576,338
Dexcom *	35,574	2,257,882
Doximity, Cl A *	36,039	1,853,846
Evolent Health, Cl A *	71,034	298,343
GE HealthCare Technologies	26,784	2,142,452
HeartFlow *	27,377	882,908

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025

Global X HealthTech ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Hims & Hers Health *	47,686	$1,895,995
Hinge Health *	6,097	298,204
Inspire Medical Systems *	10,874	1,352,834
Insulet *	6,117	2,001,421
Intuitive Surgical *	3,493	2,003,166
IQVIA Holdings *	9,296	2,138,173
iRhythm Technologies *	11,206	2,106,840
Kestra Medical Technologies *	8,070	217,729
LifeStance Health Group *	54,451	353,932
Masimo *	13,667	1,946,591
Novocure *	54,132	693,431
Nurix Therapeutics *	31,611	558,882
Omnicell *	16,308	595,405
Phreesia *	25,870	530,076
Privia Health Group *	52,446	1,278,109
PROCEPT BioRobotics *	26,231	830,998
Recursion Pharmaceuticals, Cl A *	188,323	871,935
ResMed	7,779	1,990,102
Schrodinger *	32,899	577,706
Tandem Diabetes Care *	27,504	577,859
Teladoc Health *	84,596	642,084
Tempus AI, Cl A *	27,341	2,130,684
TransMedics Group *	16,418	2,402,118
Veeva Systems, Cl A *	6,635	1,594,324
Waystar Holding *	54,019	1,993,841
		41,597,146
TOTAL UNITED STATES		43,202,173
TOTAL COMMON STOCK (Cost $61,792,836)		51,028,866
TOTAL INVESTMENTS — 100.0% (Cost $61,792,836)		$51,028,866

Percentages are based on Net Assets of $51,049,252.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025

Global X HealthTech ETF

As of November 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 2.7%
Industrials — 0.9%
Ballard Power Systems *	90,105	$255,898

Information Technology — 1.8%
Canadian Solar *	20,071	544,928

TOTAL CANADA		800,826
CHINA — 13.7%
Industrials — 6.2%
Beijing Sinohytec, Cl H *	23,450	99,214
China Everbright Environment Group	1,749,500	1,128,043
Dongfang Electric, Cl H (A)	101,700	279,539
Goldwind Science & Technology, Cl H	232,200	364,453
		1,871,249
Information Technology — 7.5%
Daqo New Energy ADR *	20,163	638,764
Flat Glass Group, Cl H *	132,400	177,710
JinkoSolar Holding ADR	15,515	405,562
Xinyi Solar Holdings	2,441,900	1,009,931
		2,231,967
TOTAL CHINA		4,103,216
DENMARK — 6.3%
Industrials — 6.3%
Vestas Wind Systems	79,552	1,893,153

GERMANY — 6.0%
Industrials — 6.0%
Nordex *	46,860	1,404,180
SMA Solar Technology *	10,366	416,247

TOTAL GERMANY		1,820,427
SOUTH KOREA — 9.6%
Industrials — 2.6%
CS Wind	12,658	356,764

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Doosan Fuel Cell *	19,667	$425,261
		782,025
Information Technology — 7.0%
Samsung SDI	10,316	2,100,868

TOTAL SOUTH KOREA		2,882,893
SWEDEN — 4.6%
Industrials — 4.6%
Nibe Industrier, Cl B	371,882	1,376,063

SWITZERLAND — 1.9%
Information Technology — 1.9%
Landis+Gyr Group	8,655	560,508

TAIWAN — 3.3%
Information Technology — 3.3%
Dynapack International Technology	46,300	390,935
Simplo Technology	55,864	610,526

TOTAL TAIWAN		1,001,461
TURKEY — 0.7%
Information Technology — 0.7%
Alfa Solar Enerji Sanayi VE Ticaret	109,767	111,517
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret *	180,749	106,367

TOTAL TURKEY		217,884
UNITED KINGDOM — 4.3%
Industrials — 0.6%
ITM Power PLC *(A)	184,639	182,261

Materials — 3.7%
Johnson Matthey PLC	42,373	1,117,266

TOTAL UNITED KINGDOM		1,299,527

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 46.7%
Consumer Discretionary — 5.1%
QuantumScape, Cl A *	124,569	$1,522,233

Industrials — 30.0%
Ameresco, Cl A *	10,416	361,539
Amprius Technologies *(A)	37,587	425,485
Array Technologies *	45,868	344,469
Bloom Energy, Cl A *	21,844	2,386,239
Eos Energy Enterprises *	84,192	1,267,090
Fluence Energy, Cl A *	39,502	775,819
Microvast Holdings *(A)	98,101	345,315
Nextpower, Cl A *	21,777	1,995,209
Plug Power *	348,211	699,904
Shoals Technologies Group, Cl A *	50,262	421,698
		9,022,767
Information Technology — 11.6%
Enphase Energy *	29,496	850,960
First Solar *	7,221	1,970,755
SolarEdge Technologies *(A)	17,859	652,389
		3,474,104
TOTAL UNITED STATES		14,019,104
TOTAL COMMON STOCK (Cost $55,078,674)		29,975,062

	Face Amount
REPURCHASE AGREEMENTS(B) — 2.2%
Cantor Fitzgerald Securities 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $128,044 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $64 - $24,328, 0.000% - 6.500%, 01/02/2026 - 02/01/2057, with a total market value of $130,054)	$128,000	128,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025

Global X CleanTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citadel Securities LLC 4.170%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $249,087 (collateralized by various U.S. Treasury Obligations, ranging in par value $13 - $70,478, 0.000% - 4.750%, 12/11/2025 - 11/15/2055, with a total market value of $253,357)	$249,000	$249,000
Daiwa Capital Markets America, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $249,085 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $37 - $103,793, 1.500% - 6.500%, 11/15/2034 - 12/01/2055, with a total market value of $253,035)	249,000	249,000
Natwest Markets Securities, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $41,117 (collateralized by various U.S. Treasury Obligations, ranging in par value $7 - $5,930, 0.375% - 4.875%, 12/31/2025 - 05/15/2055, with a total market value of $41,614)	41,103	41,103
TOTAL REPURCHASE AGREEMENTS (Cost $667,103)		667,103
TOTAL INVESTMENTS — 102.0% (Cost $55,745,777)		$30,642,165

Percentages are based on Net Assets of $30,026,655.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $1,554,475.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $667,103. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $927,426.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025

Global X CleanTech ETF

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$29,975,062	$—	$—	$29,975,062
Repurchase Agreements	—	667,103	—	667,103
Total Investments in Securities	$29,975,062	$667,103	$—	$30,642,165

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Data Center & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 4.0%
Information Technology — 4.0%
NEXTDC *	2,816,920	$25,068,271

CHINA — 10.6%
Communication Services — 3.4%
China Tower, Cl H	13,619,350	21,533,883

Information Technology — 7.2%
GDS Holdings ADR *(A)	672,668	22,850,532
Vnet Group ADR *	2,440,765	21,820,439
		44,670,971
TOTAL CHINA		66,204,854
HONG KONG — 0.7%
Information Technology — 0.7%
SUNeVision Holdings (A)	6,499,600	4,290,992

SINGAPORE — 4.4%
Real Estate — 4.4%
Keppel DC REIT ‡	15,560,968	27,754,188

SOUTH KOREA — 3.0%
Information Technology — 3.0%
SK hynix	51,708	18,634,781

TAIWAN — 6.6%
Information Technology — 6.6%
Elite Semiconductor Microelectronics Technology	2,960,000	7,403,537
Winbond Electronics *	18,447,119	34,090,581

TOTAL TAIWAN		41,494,118
UNITED KINGDOM — 1.7%
Information Technology — 1.7%
ARM Holdings PLC ADR *	76,916	10,426,733

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Data Center & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 68.8%
Communication Services — 1.6%
Uniti Group ‡ *	1,543,311	$9,830,891

Information Technology — 26.6%
Advanced Micro Devices *	72,239	15,714,150
Applied Digital *(A)	1,903,090	51,573,739
Broadcom	39,719	16,005,168
Intel *	492,159	19,961,969
Marvell Technology	155,269	13,881,049
Microchip Technology	153,765	8,238,729
Micron Technology	93,496	22,109,934
NVIDIA	65,792	11,645,184
Super Micro Computer *	211,683	7,165,469
		166,295,391
Real Estate — 40.6%
American Tower ‡	308,866	55,988,140
Crown Castle ‡	498,224	45,477,887
Digital Realty Trust ‡	395,408	63,312,729
Equinix ‡	89,375	67,327,081
SBA Communications, Cl A ‡	110,524	21,471,497
		253,577,334
TOTAL UNITED STATES		429,703,616
TOTAL COMMON STOCK (Cost $560,535,162)		623,577,553

	Face Amount
U.S. TREASURY OBLIGATION — 4.8%
U.S. Treasury Bill 3.917%, 12/30/2025(B)	$30,000,000	29,906,324
TOTAL U.S. TREASURY OBLIGATION (Cost $29,908,872)		29,906,324

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Data Center & Digital Infrastructure ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 5.4%
Citadel Securities LLC 4.170%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $7,852,230 (collateralized by various U.S. Treasury Obligations, ranging in par value $408 - $2,221,748, 0.000% - 4.750%, 12/11/2025 - 11/15/2055, with a total market value of $7,986,860)	$7,849,502	$7,849,502
Daiwa Capital Markets America, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $7,381,047 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,095 - $3,075,674, 1.500% - 6.500%, 11/15/2034 - 12/01/2055, with a total market value of $7,498,088)	7,378,532	7,378,532
HSBC Securities USA, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $7,381,047 (collateralized by various U.S. Government Obligations, ranging in par value $17,582 - $8,105,061, 2.500% - 7.000%, 05/01/2042 - 11/01/2054, with a total market value of $7,503,863)	7,378,532	7,378,532
JP Morgan Securities LLC 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $1,984,715 (collateralized by various U.S. Government Obligations, ranging in par value $10,118 - $427,014, 4.000% - 7.000%, 09/01/2040 - 12/01/2055, with a total market value of $2,015,398)	1,984,039	1,984,039
Natwest Markets Securities, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $2,006,182 (collateralized by various U.S. Treasury Obligations, ranging in par value $351 - $289,327, 0.375% - 4.875%, 12/31/2025 - 05/15/2055, with a total market value of $2,030,416)	2,005,498	2,005,498

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Data Center & Digital Infrastructure ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Nomura Securities International, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $6,831,756 (collateralized by various U.S. Government Obligations, ranging in par value $6,892 - $3,214,251, 2.000% - 6.000%, 04/15/2036 - 06/20/2065, with a total market value of $6,942,544)	$6,829,434	$6,829,434
TOTAL REPURCHASE AGREEMENTS (Cost $33,425,537)		33,425,537
TOTAL INVESTMENTS — 110.0% (Cost $623,869,571)		$686,909,414

Percentages are based on Net Assets of $624,520,216.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $33,886,760.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $33,425,537. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Data Center & Digital Infrastructure ETF

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$623,577,553	$—	$—	$623,577,553
U.S. Treasury Obligation	—	29,906,324	—	29,906,324
Repurchase Agreements	—	33,425,537	—	33,425,537
Total Investments in Securities	$623,577,553	$63,331,861	$—	$686,909,414

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 6.3%
Utilities — 6.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	45,794	$1,208,358
Cia de Saneamento de Minas Gerais Copasa MG	22,285	173,627

TOTAL BRAZIL		1,381,985
CHINA — 4.8%
Industrials — 0.6%
Beijing Originwater Technology, Cl A	230,500	139,234

Utilities — 4.2%
Beijing Capital Eco-Environment Protection Group, Cl A	450,300	192,377
Beijing Enterprises Water Group	459,040	149,169
Chengdu Xingrong Environment, Cl A	144,700	142,265
China Water Affairs Group	84,400	63,634
Chongqing Water Group, Cl A	100,500	66,821
Guangdong Investment	317,100	304,653
		918,919

TOTAL CHINA		1,058,153
JAPAN — 3.5%
Industrials — 3.5%
Kurita Water Industries	11,438	455,687
Nomura Micro Science	3,232	64,619
Organo	2,931	250,746

TOTAL JAPAN		771,052
SAUDI ARABIA — 0.6%
Utilities — 0.6%
AlKhorayef Water & Power Technologies	2,199	79,134
Miahona	9,666	51,944

TOTAL SAUDI ARABIA		131,078

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 1.0%
Materials — 1.0%
Keppel Infrastructure Trust	581,218	$210,920

SOUTH KOREA — 1.6%
Consumer Discretionary — 1.6%
Coway	6,034	352,853

UNITED KINGDOM — 9.6%
Utilities — 9.6%
Severn Trent PLC	27,884	1,041,142
United Utilities Group PLC	63,836	1,046,284

TOTAL UNITED KINGDOM		2,087,426
UNITED STATES — 72.4%
Consumer Staples — 2.1%
Primo Brands	29,584	464,173

Industrials — 50.8%
A O Smith	13,090	863,678
Advanced Drainage Systems	7,096	1,081,288
Core & Main, Cl A *	20,664	998,898
Energy Recovery *	5,980	86,411
Ferguson Enterprises	7,635	1,921,500
Franklin Electric	4,453	423,703
Mueller Water Products, Cl A	17,843	432,514
NWPX Infrastructure *	1,301	76,265
Pentair PLC	16,795	1,767,506
Watts Water Technologies, Cl A	3,153	869,850
Xylem	12,519	1,761,048
Zurn Elkay Water Solutions	17,266	823,588
		11,106,249
Information Technology — 2.8%
Badger Meter	3,428	612,035

Utilities — 16.7%
American States Water	4,458	328,867
American Water Works	12,248	1,593,097

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
California Water Service Group	6,891	$312,645
Consolidated Water	2,038	69,761
Essential Utilities	25,091	993,353
H2O America	3,780	175,505
Middlesex Water	2,008	103,030
York Water	2,140	69,828
		3,646,086
TOTAL UNITED STATES		15,828,543
TOTAL COMMON STOCK (Cost $22,031,276)		21,822,010
TOTAL INVESTMENTS — 99.8% (Cost $22,031,276)		$21,822,010

Percentages are based on Net Assets of $21,858,831.

*	Non-income producing security.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$21,690,932	$131,078	$—	$21,822,010
Total Investments in Securities	$21,690,932	$131,078	$—	$21,822,010

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — 99.9%
ARGENTINA — 0.3%
Materials — 0.3%
Bioceres Crop Solutions *	10,309	$17,732

AUSTRALIA — 1.7%
Materials — 1.7%
Nufarm *	66,017	108,235

CANADA — 12.4%
Consumer Staples — 0.7%
Maple Leaf Foods	2,405	43,664

Materials — 11.7%
Nutrien	12,781	743,471

TOTAL CANADA		787,135
CHINA — 11.6%
Consumer Staples — 11.6%
Cheng De Lolo, Cl A	132,380	158,243
Hebei Yangyuan Zhihui Beverage, Cl A	72,900	280,506
V V Food & Beverage, Cl A	36,100	18,180
Yuan Longping High-tech Agriculture, Cl A	201,200	275,517

TOTAL CHINA		732,446
INDONESIA — 0.3%
Consumer Staples — 0.3%
Mayora Indah	156,600	20,498

JAPAN — 12.5%
Industrials — 12.5%
Kubota	54,990	794,280

MALAYSIA — 0.3%
Consumer Staples — 0.3%
Farm Fresh	32,400	21,247

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
PHILIPPINES — 0.4%
Consumer Staples — 0.4%
Monde Nissin	228,805	$23,838

SAUDI ARABIA — 0.5%
Consumer Staples — 0.5%
Saudia Dairy & Foodstuff	471	30,107

SOUTH KOREA — 0.3%
Consumer Staples — 0.3%
WooDeumGeeFarm *	17,817	19,081

SWITZERLAND — 0.3%
Consumer Staples — 0.3%
Bell Food Group	68	19,436

THAILAND — 0.1%
Consumer Staples — 0.1%
NR Instant Produce NVDR *(A)	574,400	7,315

UNITED STATES — 59.2%
Consumer Discretionary — 0.3%
GrowGeneration *	10,537	16,332

Consumer Staples — 16.1%
Archer-Daniels-Midland	4,383	266,223
Beyond Meat *(B)	133,650	131,218
Hain Celestial Group *	14,915	16,406
Kellanova	3,031	253,513
Oatly Group ADR *	6,716	82,943
Sprouts Farmers Market *	3,237	271,293
		1,021,596
Health Care — 0.3%
Cibus, Cl A *	14,350	19,516

Industrials — 25.7%
AGCO	2,625	278,145

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CNH Industrial	28,495	$268,708
Deere	1,587	737,146
Lindsay	2,273	261,236
Titan Machinery *	4,616	85,488
		1,630,723
Materials — 16.8%
Corteva	11,539	778,536
FMC	20,240	289,230
		1,067,766
TOTAL UNITED STATES		3,755,933
TOTAL COMMON STOCK (Cost $6,985,322)		6,337,283

	Face Amount
REPURCHASE AGREEMENTS(C) — 0.2%
Citadel Securities LLC 4.170%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $9,003 (collateralized by various U.S. Treasury Obligations, ranging in par value $0 - $2,547, 0.000% - 4.750%, 12/11/2025 - 11/15/2055, with a total market value of $9,157)	$9,000	9,000
Natwest Markets Securities, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $2,112 (collateralized by various U.S. Treasury Obligations, ranging in par value $0 - $305, 0.375% - 4.875%, 12/31/2025 - 05/15/2055, with a total market value of $2,137)	2,111	2,111
TOTAL REPURCHASE AGREEMENTS (Cost $11,111)		11,111
TOTAL INVESTMENTS — 100.1% (Cost $6,996,433)		$6,348,394

Percentages are based on Net Assets of $6,340,315.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X AgTech & Food Innovation ETF

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $10,702.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $11,111. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $0.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$6,299,861	$30,107	$7,315	$6,337,283
Repurchase Agreements	—	11,111	—	11,111
Total Investments in Securities	$6,299,861	$41,218	$7,315	$6,348,394

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 11.8%
Information Technology — 11.8%
Iris Energy *(A)	902,612	$43,153,880

CANADA — 11.8%
Financials — 0.4%
WonderFi Technologies *(A)	6,762,654	1,261,282

Information Technology — 11.4%
Bitfarms *(A)	4,985,649	17,488,486
Hive Digital Technologies *(A)	1,547,632	5,228,899
Hut 8 *(A)	393,015	17,809,087
Neptune Digital Assets *	2,094,960	1,097,034
		41,623,506
TOTAL CANADA		42,884,788
CHINA — 4.1%
Consumer Discretionary — 0.3%
Cango, Cl A *(A)	686,044	1,029,066

Financials — 1.9%
Metalpha Technology Holding *	455,490	1,238,933
OSL Group *(A)	2,713,200	5,819,775
		7,058,708
Information Technology — 1.9%
Canaan ADR *	3,228,898	3,261,187
Mercurity Fintech Holding ADR *(A)	218,967	2,110,842
Nano Labs ADR, Cl A *	311,916	1,363,073
		6,735,102
TOTAL CHINA		14,822,876
GERMANY — 0.7%
Financials — 0.3%
Bitcoin Group	32,996	1,317,297

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.4%
Northern Data *(A)	80,188	$1,372,668

TOTAL GERMANY		2,689,965
HONG KONG — 0.3%
Information Technology — 0.3%
Sinohope Technology Holdings *	2,348,700	1,025,686

JERSEY — 0.3%
Financials — 0.3%
Coinshares International	77,553	1,068,931

UNITED STATES — 70.9%
Financials — 16.7%
Bakkt Holdings, Cl A *(A)	125,253	1,975,240
Coinbase Global, Cl A *	159,502	43,515,335
Galaxy Digital Holdings *(A)	568,856	15,232,879
		60,723,454
Industrials — 0.2%
Bitcoin Depot *	500,206	765,315

Information Technology — 54.0%
American Bitcoin, Cl A *(A)	1,300,464	5,513,967
Applied Digital *	1,023,181	27,728,205
Bit Digital *	2,494,029	5,935,789
Bitdeer Technologies Group, Cl A *(A)	804,213	10,784,496
BitFuFu, Cl A *	394,135	1,170,581
BitMine Immersion Technologies *(A)	1,175,424	38,930,043
BTCS	368,792	1,172,759
Cipher Mining *(A)	1,068,426	21,742,469
Cleanspark *(A)	1,119,452	16,903,725
Core Scientific *(A)	925,077	15,624,551
Exodus Movement, Cl A *(A)	56,175	928,011
MARA Holdings *(A)	1,090,656	12,880,647
Riot Platforms *	1,007,386	16,249,136
Soluna Holdings *	501,242	857,124

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
TeraWulf *(A)	1,285,568	$19,939,160
		196,360,663
TOTAL UNITED STATES		257,849,432
TOTAL COMMON STOCK (Cost $277,500,619)		363,495,558

	Face Amount
REPURCHASE AGREEMENTS(B) — 20.3%
Citadel Securities LLC 4.170%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $17,345,835 (collateralized by various U.S. Treasury Obligations, ranging in par value $902 - $4,907,915, 0.000% - 4.750%, 12/11/2025 - 11/15/2055, with a total market value of $17,643,237)	$17,339,809	17,339,809
Daiwa Capital Markets America, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $16,304,975 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,419 - $6,794,265, 1.500% - 6.500%, 11/15/2034 - 12/01/2055, with a total market value of $16,563,524)	16,299,420	16,299,420
HSBC Securities USA, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $13,269,195 (collateralized by various U.S. Government Obligations, ranging in par value $31,608 - $14,570,784, 2.500% - 7.000%, 05/01/2042 - 11/01/2054, with a total market value of $13,489,987)	13,264,674	13,264,674

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
HSBC Securities USA, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $3,035,780 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $16,293 - $1,517,373, 0.000% - 7.500%, 05/15/2037 - 11/20/2055, with a total market value of $3,081,624)	$3,034,746	$3,034,746
JP Morgan Securities LLC 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $4,148,894 (collateralized by various U.S. Government Obligations, ranging in par value $21,150 - $892,640, 4.000% - 7.000%, 09/01/2040 - 12/01/2055, with a total market value of $4,213,035)	4,147,480	4,147,480
Natwest Markets Securities, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $4,430,186 (collateralized by various U.S. Treasury Obligations, ranging in par value $775 - $638,911, 0.375% - 4.875%, 12/31/2025 - 05/15/2055, with a total market value of $4,483,703)	4,428,677	4,428,677
Nomura Securities International, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $15,269,287 (collateralized by various U.S. Government Obligations, ranging in par value $15,405 - $7,183,998, 2.000% - 6.000%, 04/15/2036 - 06/20/2065, with a total market value of $15,516,902)	15,264,097	15,264,097
TOTAL REPURCHASE AGREEMENTS (Cost $73,778,903)		73,778,903
TOTAL INVESTMENTS — 120.2% (Cost $351,279,522)		$437,274,461

Percentages are based on Net Assets of $363,803,395.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Blockchain ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $102,628,649.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $73,778,903. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $28,484,936.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$363,495,558	$—	$—	$363,495,558
Repurchase Agreements	—	73,778,903	—	73,778,903
Total Investments in Securities	$363,495,558	$73,778,903	$—	$437,274,461

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — 100.6%
CANADA — 8.0%
Industrials — 8.0%
Ballard Power Systems *	1,721,760	$4,889,799

CHINA — 10.1%
Industrials — 10.1%
Beijing Sinohytec, Cl H *	327,950	1,387,519
Jiangsu Guofu Hydrogen Energy Equipment, Cl H *(A)	545,400	3,051,483
Shanghai REFIRE Group, Cl H *	97,240	1,723,582

TOTAL CHINA		6,162,584
GERMANY — 4.3%
Industrials — 4.3%
SFC Energy *(A)	181,047	2,618,023

JAPAN — 2.2%
Consumer Discretionary — 2.2%
Toyota Motor	66,789	1,340,916

NORWAY — 4.4%
Industrials — 4.4%
NEL *(A)	11,313,975	2,671,747

SINGAPORE — 0.4%
Materials — 0.4%
Nanofilm Technologies International (A)	541,500	273,854

SOUTH KOREA — 20.4%
Consumer Discretionary — 2.4%
Iljin Hysolus ltd *	151,167	1,489,416

Industrials — 13.5%
Bumhan Fuel Cell *	45,316	932,111
Doosan Fuel Cell *	319,843	6,915,995

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
S-Fuelcell	51,506	$394,004
		8,242,110
Information Technology — 4.5%
MiCo *	44,923	433,758
Vina Tech *	56,904	2,325,455
		2,759,213
TOTAL SOUTH KOREA		12,490,739
SWEDEN — 4.5%
Industrials — 4.5%
PowerCell Sweden *(A)	644,585	2,732,315

UNITED KINGDOM — 14.3%
Industrials — 12.2%
AFC Energy PLC *(A)	12,503,140	1,573,826
Ceres Power Holdings PLC *	589,595	2,896,728
ITM Power PLC *(A)	3,025,212	2,986,250
		7,456,804
Materials — 2.1%
Johnson Matthey PLC	48,443	1,277,316

TOTAL UNITED KINGDOM		8,734,120
UNITED STATES — 32.0%
Industrials — 29.8%
Bloom Energy, Cl A *	64,494	7,045,325
Cummins	2,873	1,430,697
FuelCell Energy *	392,714	2,635,111
Hyster-Yale	20,450	594,686
Plug Power *(A)	3,239,352	6,511,097
		18,216,916
Materials — 2.2%
Air Products & Chemicals	5,206	1,359,026

TOTAL UNITED STATES		19,575,942
TOTAL COMMON STOCK (Cost $58,129,903)		61,490,039

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Hydrogen ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 19.2%
Citadel Securities LLC 4.170%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $2,754,548 (collateralized by various U.S. Treasury Obligations, ranging in par value $143 - $779,385, 0.000% - 4.750%, 12/11/2025 - 11/15/2055, with a total market value of $2,801,776)	$2,753,591	$2,753,591
Daiwa Capital Markets America, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $2,589,257 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $384 - $1,078,941, 1.500% - 6.500%, 11/15/2034 - 12/01/2055, with a total market value of $2,630,315)	2,588,375	2,588,375
HSBC Securities USA, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $2,589,257 (collateralized by various U.S. Government Obligations, ranging in par value $6,168 - $2,843,240, 2.500% - 7.000%, 05/01/2042 - 11/01/2054, with a total market value of $2,632,341)	2,588,375	2,588,375
Natwest Markets Securities, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $704,062 (collateralized by various U.S. Treasury Obligations, ranging in par value $123 - $101,538, 0.375% - 4.875%, 12/31/2025 - 05/15/2055, with a total market value of $712,567)	703,822	703,822
Nomura Securities International, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $2,589,255 (collateralized by various U.S. Government Obligations, ranging in par value $2,612 - $1,218,210, 2.000% - 6.000%, 04/15/2036 - 06/20/2065, with a total market value of $2,631,244)	2,588,375	2,588,375

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Hydrogen ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $494,452 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $457 - $909,335, 2.000% - 6.000%, 07/31/2030 - 01/01/2055, with a total market value of $502,841)	$494,284	$494,284

TOTAL REPURCHASE AGREEMENTS (Cost $11,716,822)		11,716,822
TOTAL INVESTMENTS — 119.8% (Cost $69,846,725)		$73,206,861

Percentages are based on Net Assets of $61,092,447.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $10,892,951.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $11,716,822. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $198,759.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$61,490,039	$—	$—	$61,490,039
Repurchase Agreements	—	11,716,822	—	11,716,822
Total Investments in Securities	$61,490,039	$11,716,822	$—	$73,206,861

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.5%
Industrials — 0.5%
Austal *	2,031,544	$8,739,772
DroneShield *(A)	7,266,416	9,435,295
Electro Optic Systems Holdings *	1,288,185	3,843,790

TOTAL AUSTRALIA		22,018,857
CANADA — 0.2%
Information Technology — 0.2%
Kraken Robotics *	2,642,902	11,242,358

FRANCE — 5.5%
Industrials — 5.5%
Dassault Aviation	157,628	49,502,283
Exail Technologies *(A)	80,018	7,039,162
Thales	800,340	209,359,418

TOTAL FRANCE		265,900,863
GERMANY — 8.0%
Industrials — 8.0%
Hensoldt	537,809	42,660,963
Rheinmetall	198,703	341,410,523

TOTAL GERMANY		384,071,486
ISRAEL — 2.6%
Industrials — 2.6%
Aryt Industries	895,597	13,342,073
Elbit Systems	239,456	112,225,693

TOTAL ISRAEL		125,567,766
ITALY — 4.0%
Industrials — 4.0%
Leonardo	3,580,465	194,925,624

JAPAN — 0.0%
Information Technology — 0.0%
Nippon Avionics	53,412	1,646,342

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 5.5%
Industrials — 5.5%
Hanwha Aerospace	295,321	$171,089,989
Hanwha Systems	658,906	20,699,321
Korea Aerospace Industries	628,759	46,558,906
LIG Nex1	109,071	28,405,258

TOTAL SOUTH KOREA		266,753,474
SWEDEN — 3.4%
Industrials — 3.4%
Saab, Cl B	3,241,530	163,455,527

TAIWAN — 0.1%
Industrials — 0.1%
CSBC Taiwan *	7,855,000	5,368,480

TURKEY — 0.4%
Industrials — 0.4%
Aselsan Elektronik Sanayi Ve Ticaret (A)	4,931,122	21,288,008
SDT Uzay VE Savunma Teknolojileri (A)	156,019	640,492

TOTAL TURKEY		21,928,500
UNITED KINGDOM — 6.4%
Industrials — 6.4%
Babcock International Group PLC	4,222,505	63,389,047
BAE Systems PLC	9,363,526	204,771,302
Chemring Group PLC	2,316,687	14,780,114
Cohort PLC	289,676	4,183,629
QinetiQ Group PLC	3,579,847	19,703,578

TOTAL UNITED KINGDOM		306,827,670
UNITED STATES — 63.3%
Industrials — 53.7%
AeroVironment *	333,430	93,180,348
Amentum Holdings *	1,761,302	50,426,076
BlackSky Technology, Cl A *(A)	261,663	4,636,668
BWX Technologies	814,777	145,747,310
General Dynamics	1,157,128	395,309,639

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Huntington Ingalls Industries	346,929	$108,803,873
KARMAN HOLDINGS *	757,884	50,800,964
Kratos Defense & Security Solutions *	1,477,980	112,474,278
L3Harris Technologies	778,239	216,887,427
Leidos Holdings	1,134,159	216,737,785
Lockheed Martin	831,893	380,890,529
Mercury Systems *	527,829	36,889,969
Moog, Cl A	248,565	57,090,409
National Presto Industries	47,276	4,436,853
Northrop Grumman	391,948	224,292,243
Parsons *	939,680	79,572,102
Red Cat Holdings *(A)	935,817	6,943,762
RTX	2,260,281	395,345,750
Voyager Technologies Inc, Cl A *	457,540	10,285,499
		2,590,751,484
Information Technology — 9.6%
BigBear.ai Holdings *(A)	3,858,882	24,465,312
OSI Systems *	140,944	38,174,682
Palantir Technologies, Cl A *	2,360,219	397,578,891
Telos *	457,597	2,644,911
		462,863,796
TOTAL UNITED STATES		3,053,615,280
TOTAL COMMON STOCK (Cost $4,297,499,739)		4,823,322,227

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.6%
Citadel Securities LLC 4.170%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $6,481,001 (collateralized by various U.S. Treasury Obligations, ranging in par value $337 - $1,833,766, 0.000% - 4.750%, 12/11/2025 - 11/15/2055, with a total market value of $6,592,121)	$6,478,750	6,478,750

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Defense Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $6,092,101 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $904 - $2,538,571, 1.500% - 6.500%, 11/15/2034 - 12/01/2055, with a total market value of $6,188,703)	$6,090,025	$6,090,025
HSBC Securities USA, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $6,092,101 (collateralized by various U.S. Government Obligations, ranging in par value $14,512 - $6,689,681, 2.500% - 7.000%, 05/01/2042 - 11/01/2054, with a total market value of $6,193,470)	6,090,025	6,090,025
JP Morgan Securities LLC 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $1,637,560 (collateralized by various U.S. Government Obligations, ranging in par value $8,348 - $352,323, 4.000% - 7.000%, 09/01/2040 - 12/01/2055, with a total market value of $1,662,876)	1,637,002	1,637,002
Natwest Markets Securities, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $1,602,524 (collateralized by various U.S. Treasury Obligations, ranging in par value $280 - $231,112, 0.375% - 4.875%, 12/31/2025 - 05/15/2055, with a total market value of $1,621,883)	1,601,978	1,601,978

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Defense Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Nomura Securities International, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $5,658,123 (collateralized by various U.S. Government Obligations, ranging in par value $5,708 - $2,662,072, 2.000% - 6.000%, 04/15/2036 - 06/20/2065, with a total market value of $5,749,878)	$5,656,200	$5,656,200
TOTAL REPURCHASE AGREEMENTS (Cost $27,553,980)		27,553,980
TOTAL INVESTMENTS — 100.5% (Cost $4,325,053,719)		$4,850,876,207

Percentages are based on Net Assets of $4,827,481,470.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $34,463,722.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $27,553,980. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $7,543,211.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,697,754,461	$125,567,766	$—	$4,823,322,227
Repurchase Agreements	—	27,553,980	—	27,553,980
Total Investments in Securities	$4,697,754,461	$153,121,746	$—	$4,850,876,207

Amounts designated as ” —” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 2.1%
Industrials — 0.8%
Aurizon Holdings	15,512	$36,418

Materials — 1.3%
BlueScope Steel	3,933	62,599

TOTAL AUSTRALIA		99,017
AUSTRIA — 1.1%
Industrials — 0.3%
Strabag	147	13,153

Materials — 0.8%
voestalpine	901	38,857

TOTAL AUSTRIA		52,010
BRAZIL — 1.1%
Materials — 1.1%
Cia Siderurgica Nacional	5,400	8,530
Gerdau ADR	11,417	41,101

TOTAL BRAZIL		49,631
CANADA — 8.0%
Industrials — 8.0%
AtkinsRealis Group, Cl Common Subs. Receipt	1,488	92,575
Canadian National Railway	1,433	137,569
Canadian Pacific Kansas City	1,937	140,657

TOTAL CANADA		370,801
CHINA — 4.1%
Communication Services — 1.4%
China Tower, Cl H	40,740	64,415

Industrials — 1.1%
China Communications Services, Cl H	21,200	13,261
China Energy Engineering, Cl H	61,000	8,853
China Railway Group, Cl H	36,500	18,331

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zoomlion Heavy Industry Science and Technology, Cl H	12,300	$11,454
		51,899
Materials — 1.6%
Angang Steel, Cl H *	5,200	1,316
Anhui Conch Cement, Cl H	10,407	31,305
China National Building Material, Cl H	32,000	21,496
Huaxin Cement, Cl H	2,300	5,075
Maanshan Iron & Steel, Cl H *	13,200	4,239
Nanshan Aluminium International	800	4,170
West China Cement	18,000	7,028
		74,629
TOTAL CHINA		190,943
DENMARK — 1.4%
Industrials — 1.2%
NKT *	481	57,850

Materials — 0.2%
Cementir Holding	357	7,201

TOTAL DENMARK		65,051
FINLAND — 0.3%
Materials — 0.3%
Outokumpu	3,195	15,002

FRANCE — 6.7%
Industrials — 6.4%
Eiffage	793	109,518
Nexans	331	47,902
Vinci	993	140,884
		298,304
Materials — 0.3%
Vicat	153	12,554

TOTAL FRANCE		310,858

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 3.1%
Materials — 3.1%
Heidelberg Materials	557	$143,054

INDIA — 19.1%
Communication Services — 1.1%
Indus Towers *	11,157	50,024

Industrials — 5.6%
IRB Infrastructure Developers	17,795	8,537
Kalpataru Projects International	998	13,386
KEC International	1,159	8,886
KEI Industries	551	25,537
Larsen & Toubro	2,976	135,399
Polycab India	582	48,604
Rail Vikas Nigam	5,102	18,486
		258,835
Materials — 12.4%
Ambuja Cements	7,241	44,540
Dalmia Bharat	721	16,197
Jindal Stainless	2,330	20,085
Jindal Steel & Power	3,492	40,773
JK Cement	376	24,204
JSW Steel	8,402	108,990
Ramco Cements	1,139	13,211
Shree Cement	89	26,268
Steel Authority of India	13,123	19,793
Tata Steel	69,021	129,604
UltraTech Cement	1,016	131,760
		575,425
TOTAL INDIA		884,284
ISRAEL — 0.6%
Industrials — 0.6%
Shapir Engineering and Industry	1,321	11,889
Shikun & Binui *	3,146	17,761

TOTAL ISRAEL		29,650

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
ITALY — 4.9%
Communication Services — 0.4%
Infrastrutture Wireless Italiane	2,306	$21,102

Energy — 0.7%
Saipem	11,298	30,774

Industrials — 3.8%
Maire	1,268	18,674
Prysmian	1,431	143,323
Webuild	3,779	14,832
		176,829
TOTAL ITALY		228,705
JAPAN — 14.1%
Industrials — 5.7%
COMSYS Holdings	798	22,010
EXEO Group	1,475	23,224
Hitachi Construction Machinery	839	24,436
INFRONEER Holdings	1,476	18,969
Komatsu	4,185	137,364
Penta-Ocean Construction	2,162	23,899
SWCC	200	13,662
		263,564
Materials — 8.4%
JFE Holdings	4,833	59,309
Maruichi Steel Tube	1,265	11,693
Nippon Steel	34,105	138,103
Shin-Etsu Chemical	4,645	139,960
Taiheiyo Cement	925	22,460
Yamato Kogyo	227	15,194
		386,719
TOTAL JAPAN		650,283
LUXEMBOURG — 3.2%
Materials — 3.2%
ArcelorMittal	3,396	146,535

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
MALAYSIA — 1.3%
Industrials — 1.3%
Gamuda	36,900	$47,771
IJM	23,000	12,857

TOTAL MALAYSIA		60,628
MEXICO — 3.3%
Materials — 3.3%
Cemex ADR	13,054	140,853
Ternium ADR	369	13,590

TOTAL MEXICO		154,443
NETHERLANDS — 0.6%
Industrials — 0.6%
Aalberts	836	26,875

POLAND — 0.4%
Industrials — 0.4%
Budimex	115	19,716

PORTUGAL — 0.1%
Industrials — 0.1%
Mota-Engil	754	4,153

SOUTH KOREA — 5.4%
Industrials — 2.3%
Doosan Bobcat	405	15,201
KEPCO Engineering & Construction	168	10,510
LS Electric	135	42,226
Samsung E&A	1,404	24,392
Taihan Electric Wire *	971	14,658
		106,987
Materials — 3.1%
Hyundai Steel	742	15,237

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
POSCO Holdings	609	$128,165
		143,402
TOTAL SOUTH KOREA		250,389
SPAIN — 4.8%
Communication Services — 3.0%
Cellnex Telecom	4,586	137,634

Industrials — 0.4%
Sacyr	4,445	19,851

Materials — 0.5%
Acerinox	1,604	22,655

Utilities — 0.9%
Acciona	211	42,339

TOTAL SPAIN		222,479
SWEDEN — 3.6%
Industrials — 2.8%
Epiroc, Cl A	5,575	119,755
Peab, Cl B	1,387	11,720
		131,475
Materials — 0.8%
SSAB, Cl B	5,145	36,112

TOTAL SWEDEN		167,587
TAIWAN — 1.5%
Materials — 1.5%
Asia Cement	19,040	23,538
TCC Group Holdings	60,883	44,326

TOTAL TAIWAN		67,864
TANZANIA — 0.3%
Communication Services — 0.3%
Helios Towers *	6,976	14,752

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
TURKEY — 0.1%
Materials — 0.1%
Oyak Cimento Fabrikalari	8,927	$4,850

UNITED ARAB EMIRATES — 0.3%
Industrials — 0.3%
NMDC Group PJSC	2,025	11,843

UNITED KINGDOM — 0.9%
Industrials — 0.9%
Balfour Beatty PLC	4,315	40,250

UNITED STATES — 7.5%
Industrials — 3.1%
Ferrovial	2,179	142,778

Materials — 4.4%
Buzzi	668	41,166
Holcim	1,541	144,360
Titan Cement International	310	16,352
		201,878
TOTAL UNITED STATES		344,656
TOTAL COMMON STOCK (Cost $4,134,277)		4,626,309
TOTAL INVESTMENTS — 99.9% (Cost $4,134,277)		$4,626,309

Percentages are based on Net Assets of $4,629,874.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Infrastructure Development ex-U.S. ETF

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,596,659	$29,650	$—	$4,626,309
Total Investments in Securities	$4,596,659	$29,650	$—	$4,626,309

Amounts designated as ” —” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X AI Semiconductor & Quantum ETF

	Shares	Value
COMMON STOCK — 99.9%
NETHERLANDS — 10.6%
Information Technology — 10.6%
ASML Holding	917	$972,020
Nebius Group, Cl A *	722	68,496

TOTAL NETHERLANDS		1,040,516
SOUTH KOREA — 4.0%
Information Technology — 4.0%
SK hynix	1,081	389,576

TAIWAN — 14.9%
Information Technology — 14.9%
Accton Technology	1,788	58,394
Alchip Technologies	275	28,959
MediaTek	5,454	242,419
Mitac Holdings	3,870	11,307
Quanta Computer	10,000	89,852
Taiwan Semiconductor Manufacturing ADR	3,354	977,725
Wiwynn	378	55,041

TOTAL TAIWAN		1,463,697
UNITED KINGDOM — 4.2%
Information Technology — 4.2%
ARM Holdings PLC ADR *	3,084	418,067

UNITED STATES — 66.2%
Industrials — 2.4%
Vertiv Holdings, Cl A	1,318	236,884

Information Technology — 63.8%
Advanced Micro Devices *	1,821	396,122
Ambarella *	142	10,534
Arista Networks *	3,398	444,051
Astera Labs *	474	74,688
Broadcom	2,737	1,102,902
Cadence Design Systems *	952	296,872
Cisco Systems	5,422	417,169
CoreWeave, Cl A *	1,080	78,970

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X AI Semiconductor & Quantum ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Credo Technology Group Holding *	537	$95,371
D-Wave Quantum *	1,186	26,887
Hewlett Packard Enterprise	4,621	101,061
Intel *	12,219	495,603
IonQ *	1,214	59,850
Marvell Technology	3,015	269,541
Micron Technology	1,836	434,177
Monolithic Power Systems	160	148,507
NetApp	699	77,980
NVIDIA	5,140	909,780
QUALCOMM	2,542	427,285
Quantum Computing *	682	7,979
Rambus *	377	36,030
Rigetti Computing *	1,139	29,124
Super Micro Computer *	1,808	61,201
Synopsys *	644	269,198
		6,270,882
TOTAL UNITED STATES		6,507,766
TOTAL COMMON STOCK (Cost $9,750,672)		9,819,622

	Face Amount
U.S. TREASURY OBLIGATION — 10.1%
U.S. Treasury Bill 3.917%, 12/30/2025(A)	$1,000,000	996,877
TOTAL U.S. TREASURY OBLIGATION (Cost $996,962)		996,877
TOTAL INVESTMENTS — 110.0% (Cost $10,747,634)		$10,816,499

Percentages are based on Net Assets of $9,832,391.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X AI Semiconductor & Quantum ETF

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,819,622	$—	$—	$9,819,622
U.S. Treasury Obligation	—	996,877	—	996,877
Total Investments in Securities	$9,819,622	$996,877	$—	$10,816,499

Amounts designated as ” —” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

Statements of Assets and Liabilities

November 30, 2025

	Global X Millennial Consumer ETF	Global X Aging Population ETF	Global X FinTech ETF		Global X Internet of Things ETF
Assets:
Cost of Investments	$114,745,786	$67,671,966	$328,489,937		$185,383,415
Cost of Repurchase Agreement	—	—	10,357,600		4,135,310
Investments, at Value	$110,119,998	$75,807,443	$265,770,666	*	$199,804,981	*
Repurchase Agreement, at Value	—	—	10,357,600		4,135,310
Cash	80,053	189,137	68,735		98,036
Dividend, Interest, and Securities Lending Income Receivable	24,217	66,307	80,060		227,779
Receivable for Investment Securities Sold	—	1,224,214	—		—
Reclaim Receivable	—	102,384	210,232		237,783
Due from Broker	—	72,389	52,508		—
Total Assets	110,224,268	77,461,874	276,539,801		204,503,889
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	10,357,600		4,135,310
Payable due to Investment Adviser	44,881	29,957	151,521		111,356
Payable for Capital Shares Redeemed	—	1,461,991	52,508		—
Unrealized Depreciation on Spot Contracts	—	5	—		—
Total Liabilities	44,881	1,491,953	10,561,629		4,246,666
Net Assets	$110,179,387	$75,969,921	$265,978,172		$200,257,223
Net Assets Consist of:
Paid-in Capital	$132,073,268	$72,610,726	$531,512,684		$211,505,898
Total Distributable Earnings (Accumulated Losses)	(21,893,881)	3,359,195	(265,534,512)		(11,248,675)
Net Assets	$110,179,387	$75,969,921	$265,978,172		$200,257,223
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,360,000	2,070,000	8,670,000		5,450,000
Net Asset Value, Offering and Redemption Price Per Share	$46.69	$36.70	$30.68		$36.74
*Includes Market Value of Securities on Loan	$—	$—	$19,751,082		$5,531,402

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2025

	Global X Robotics & Artificial Intelligence ETF		Global X U.S. Infrastructure Development ETF		Global X Autonomous & Electric Vehicles ETF		Global X Artificial Intelligence & Technology ETF
Assets:
Cost of Investments	$2,800,545,755		$7,426,708,446		$366,707,698		$5,747,003,971
Cost of Affiliated Investments	—		58,656,230		—		—
Cost of Repurchase Agreement	124,768,323		—		19,813,894		33,286,145
Investments, at Value	$3,005,233,890	*	$9,754,064,454	*	$330,493,426	*	$6,962,952,370	*
Affiliated Investments, at Value	—		63,283,027		—		—
Repurchase Agreement, at Value	124,768,323		—		19,813,894		33,286,145
Cash	2,364,667		12,263,274		444,722		22,643,601
Receivable for Capital Shares Sold	8,449,294		5,336,401		—		—
Reclaim Receivable	6,860,672		198,269		530,756		395,341
Dividend, Interest, and Securities Lending Income Receivable	4,890,951		8,298,874		402,444		2,174,678
Unrealized Appreciation on Spot Contracts	—		—		—		142
Receivable for Investment Securities Sold	—		—		—		2,308,215
Cash pledged as collateral on Futures Contracts	993,900		795,528		—		—
Receivable for Variation Margin on Futures Contracts	97,065		46,740		—		—
Due from Broker	—		—		—		436,431
Total Assets	3,153,658,762		9,844,286,567		351,685,242		7,024,196,923
Liabilities:
Obligation to Return Securities Lending Collateral	124,768,323		1,503,875		19,813,894		33,286,145
Payable for Investment Securities Purchased	8,418,845		5,308,374		—		16,819,608
Payable due to Investment Adviser	1,702,388		3,711,232		185,702		3,894,409
Unrealized Depreciation on Spot Contracts	707		—		7		—
Payable for Capital Shares Redeemed	—		—		—		4,535,787
Due to Broker	19,767		—		4,550		34
Total Liabilities	134,910,030		10,523,481		20,004,153		58,535,983
Net Assets	$3,018,748,732		$9,833,763,086		$331,681,089		$6,965,660,940
Net Assets Consist of:
Paid-in Capital	$3,464,393,929		$7,491,825,399		$618,981,609		$5,852,388,131
Total Distributable Earnings (Accumulated Losses)	(445,645,197)		2,341,937,687		(287,300,520)		1,113,272,809
Net Assets	$3,018,748,732		$9,833,763,086		$331,681,089		$6,965,660,940
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	85,750,000		202,710,000		11,250,002		139,100,002
Net Asset Value, Offering and Redemption Price Per Share	$35.20		$48.51		$29.48		$50.08

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2025

	Global X Robotics & Artificial Intelligence ETF	Global X U.S. Infrastructure Development ETF	Global X Autonomous & Electric Vehicles ETF	Global X Artificial Intelligence & Technology ETF
*Includes Market Value of Securities on Loan	$245,476,761	$1,516,587	$37,359,702	$41,403,471

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2025

	Global X Genomics & Biotechnology ETF		Global X Cloud Computing ETF		Global X Cybersecurity ETF		Global X Dorsey Wright Thematic ETF
Assets:
Cost of Investments	$65,142,616		$376,767,108		$965,881,722		$—
Cost of Affiliated Investments	—		—		—		8,920,715
Cost of Repurchase Agreement	767,211		—		17,611,504		2,562,690
Investments, at Value	$54,517,652	*	$275,139,238	*	$998,791,473	*	$—
Affiliated Investments, at Value	—		—		—		9,146,652
Repurchase Agreement, at Value	767,211		—		17,611,504		2,562,690
Cash	27,103		184,273		240,389		1,423
Dividend, Interest, and Securities Lending Income Receivable	3,443		43,245		665,953		832
Reclaim Receivable	—		518		9,465		—
Receivable due from Investment Adviser	—		—		—		648
Cash pledged as collateral on Futures Contracts	—		—		73,622		—
Receivable for Variation Margin on Futures Contracts	—		—		7,190		—
Total Assets	55,315,409		275,367,274		1,017,399,596		11,712,245
Liabilities:
Obligation to Return Securities Lending Collateral	767,211		694,926		17,611,504		2,562,690
Payable due to Investment Adviser	21,361		158,163		428,985		—
Custodian Fees Payable	—		333		—		—
Total Liabilities	788,572		853,422		18,040,489		2,562,690
Net Assets	$54,526,837		$274,513,852		$999,359,107		$9,149,555
Net Assets Consist of:
Paid-in Capital	$194,365,034		$684,965,315		$1,284,939,959		$64,280,869
Total Accumulated Losses	(139,838,197)		(410,451,463)		(285,580,852)		(55,131,314)
Net Assets	$54,526,837		$274,513,852		$999,359,107		$9,149,555
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,174,672		12,090,000		31,810,000		360,000
Net Asset Value, Offering and Redemption Price Per Share	$46.42		$22.71		$31.42		$25.42
*Includes Market Value of Securities on Loan	$5,300,531		$673,669		$41,504,092		$2,572,328

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2025

	Global X Video Games & Esports ETF		Global X HealthTech ETF	Global X CleanTech ETF		Global X Data Center & Digital Infrastructure ETF
Assets:
Cost of Investments	$127,833,351		$61,792,836	$55,078,674		$590,444,034
Cost of Repurchase Agreement	4,772,950		—	667,103		33,425,537
Cost (Proceeds) of Foreign Currency	—		1	—		329
Investments, at Value	$121,641,782	*	$51,028,866	$29,975,062	*	$653,483,877	*
Repurchase Agreement, at Value	4,772,950		—	667,103		33,425,537
Cash	10,060		19,825	19,262		571,008
Foreign Currency, at Value	—		1	—		329
Receivable for Investment Securities Sold	3,762,087		—	—		—
Dividend, Interest, and Securities Lending Income Receivable	84,334		6,502	18,227		627,492
Reclaim Receivable	6,848		14,319	12,611		—
Receivable for Capital Shares Sold	3,026		—	—		—
Due from Broker	—		4,553	13,524		—
Total Assets	130,281,087		51,074,066	30,705,789		688,108,243
Liabilities:
Obligation to Return Securities Lending Collateral	4,772,950		—	667,103		33,425,537
Payable for Capital Shares Redeemed	3,772,961		4,553	—		—
Payable due to Investment Adviser	58,388		20,238	12,031		253,618
Unrealized Depreciation on Spot Contracts	6		—	—		—
Payable for Investment Securities Purchased	—		—	—		29,908,872
Custodian Fees Payable	—		23	—		—
Due to Broker	3,754		—	—		—
Total Liabilities	8,608,059		24,814	679,134		63,588,027
Net Assets	$121,673,028		$51,049,252	$30,026,655		$624,520,216
Net Assets Consist of:
Paid-in Capital	$220,054,587		$208,780,409	$127,572,591		$574,644,678
Total Distributable Earnings (Accumulated Losses)	(98,381,559)		(157,731,157)	(97,545,936)		49,875,538
Net Assets	$121,673,028		$51,049,252	$30,026,655		$624,520,216
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,870,000		1,609,868	539,925		29,960,000
Net Asset Value, Offering and Redemption Price Per Share	$31.44		$31.71	$55.61		$20.85
*Includes Market Value of Securities on Loan	$5,062,363		$—	$1,554,475		$33,886,760

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2025

	Global X Clean Water ETF	Global X AgTech & Food Innovation ETF		Global X Blockchain ETF		Global X Hydrogen ETF
Assets:
Cost of Investments	$22,031,276	$6,985,322		$277,500,619		$58,129,903
Cost of Repurchase Agreement	—	11,111		73,778,903		11,716,822
Cost (Proceeds) of Foreign Currency	19,859	346		—		919,601
Investments, at Value	$21,822,010	$6,337,283	*	$363,495,558	*	$61,490,039	*
Repurchase Agreement, at Value	—	11,111		73,778,903		11,716,822
Cash	—	1,096		158,967		—
Foreign Currency, at Value	19,855	348		—		919,600
Dividend, Interest, and Securities Lending Income Receivable	70,084	3,282		293,267		148,577
Receivable for Capital Shares Sold	49,889	—		4,045,380		—
Reclaim Receivable	211	1,067		—		3,262
Unrealized Appreciation on Spot Contracts	23	—		—		—
Receivable for Investment Securities Sold	—	—		—		195,968
Due from Broker	—	—		331,912		—
Total Assets	21,962,072	6,354,187		442,103,987		74,474,268
Liabilities:
Obligation to Return Securities Lending Collateral	—	11,111		73,778,903		11,716,822
Payable due to Investment Adviser	11,712	2,761		146,446		28,887
Payable for Investment Securities Purchased	—	—		4,043,325		1,008,154
Payable for Capital Shares Redeemed	—	—		331,912		411,644
Unrealized Depreciation on Spot Contracts	—	—		6		12
Custodian Fees Payable	41,640	—		—		216,302
Due to Broker	49,889	—		—		—
Total Liabilities	103,241	13,872		78,300,592		13,381,821
Net Assets	$21,858,831	$6,340,315		$363,803,395		$61,092,447
Net Assets Consist of:
Paid-in Capital	$22,603,867	$11,845,724		$453,306,530		$104,705,895
Total Accumulated Losses	(745,036)	(5,505,409)		(89,503,135)		(43,613,448)
Net Assets	$21,858,831	$6,340,315		$363,803,395		$61,092,447
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,130,000	203,283		4,495,860		1,649,895
Net Asset Value, Offering and Redemption Price Per Share	$19.34	$31.19		$80.92		$37.03
*Includes Market Value of Securities on Loan	$—	$10,702		$102,628,649		$10,892,951

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2025

	Global X Defense Tech ETF		Global X Infrastructure Development ex- U.S. ETF	Global X AI Semiconductor & Quantum ETF
Assets:
Cost of Investments	$4,297,499,739		$4,134,277	$10,747,634
Cost of Repurchase Agreement	27,553,980		—	—
Cost (Proceeds) of Foreign Currency	29,665		1,389	—
Investments, at Value	$4,823,322,227	*	$4,626,309	$10,816,499
Repurchase Agreement, at Value	27,553,980		—	—
Cash	15,538,650		281	16,434
Foreign Currency, at Value	29,659		1,389	—
Dividend, Interest, and Securities Lending Income Receivable	6,177,481		9,669	291
Reclaim Receivable	297,942		1,390	—
Due from Broker	68,770		2,279	—
Total Assets	4,872,988,709		4,641,317	10,833,224
Liabilities:
Obligation to Return Securities Lending Collateral	27,553,980		—	—
Payable for Investment Securities Purchased	15,904,974		—	996,962
Payable due to Investment Adviser	2,048,250		2,062	3,871
Unrealized Depreciation on Spot Contracts	35		3	—
Payable for Capital Shares Redeemed	—		1,735	—
Accrued Foreign Capital Gains Tax on Appreciated Securities	—		7,643	—
Total Liabilities	45,507,239		11,443	1,000,833
Net Assets	$4,827,481,470		$4,629,874	$9,832,391
Net Assets Consist of:
Paid-in Capital	$4,348,119,755		$4,224,577	$9,819,207
Total Distributable Earnings	479,361,715		405,297	13,184
Net Assets	$4,827,481,470		$4,629,874	$9,832,391
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	77,240,000		160,000	180,000
Net Asset Value, Offering and Redemption Price Per Share	$62.50		$28.94	$54.62
*Includes Market Value of Securities on Loan	$34,463,722		$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2025

	Global X Millennial Consumer ETF	Global X Aging Population ETF	Global X FinTech ETF	Global X Internet of Things ETF
Investment Income:
Dividend Income	$821,657	$901,279	$1,401,927	$2,935,559
Interest Income	4,438	2,360	4,510	5,388
Security Lending Income, Net	7,262	—	230,710	105,731
Reclaim Income	—	57,421	—	—
Less: Foreign Taxes Withheld	—	(92,851)	(45,676)	(192,506)
Total Investment Income	833,357	868,209	1,591,471	2,854,172
Expenses:
Supervision and Administration Fees(1)	606,740	307,008	2,025,925	1,493,201
Custodian Fees(2)	132	86	1,868	3,550
Total Expenses	606,872	307,094	2,027,793	1,496,751
Net Investment Income (Loss)	226,485	561,115	(436,322)	1,357,421
Net Realized Gain (Loss) on:
Investments(3)	3,126,942	2,221,280	(5,672,365)	21,430,782
Foreign Currency Transactions	—	1,153	(7,144)	(2,296)
Net Realized Gain (Loss)	3,126,942	2,222,433	(5,679,509)	21,428,486
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,505,543)	7,310,087	(25,801,946)	(16,932,917)
Foreign Currency Translations	—	8,565	20,897	19,500
Net Change in Unrealized Appreciation (Depreciation)	(3,505,543)	7,318,652	(25,781,049)	(16,913,417)
Net Realized and Unrealized Gain (Loss)	(378,601)	9,541,085	(31,460,558)	4,515,069
Net Increase (Decrease) in Net Assets Resulting from Operations	$(152,116)	$10,102,200	$(31,896,880)	$5,872,490

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2025

	Global X Robotics & Artificial Intelligence ETF	Global X U.S. Infrastructure Development ETF	Global X Autonomous & Electric Vehicles ETF	Global X Artificial Intelligence & Technology ETF
Investment Income:
Dividend Income	$22,377,603	$95,760,143	$4,748,192	$30,191,156
Interest Income	172,091	362,076	18,922	193,589
Security Lending Income, Net	8,414,354	280,932	1,476,094	1,011,129
Reclaim Income	2,625,838	—	467,369	—
Less: Foreign Taxes Withheld	(4,499,968)	—	(516,363)	(2,014,270)
Total Investment Income	29,089,918	96,403,151	6,194,214	29,381,604
Expenses:
Supervision and Administration Fees(1)	18,531,592	41,174,690	2,271,182	27,055,021
Custodian Fees(2)	46,341	3,929	4,473	13,554
Total Expenses	18,577,933	41,178,619	2,275,655	27,068,575
Net Investment Income	10,511,985	55,224,532	3,918,559	2,313,029
Net Realized Gain (Loss) on:
Investments(3)	9,416,824	854,599,447	(87,555,339)	193,029,296
Affiliated Investments	—	4,362,022	—	—
Futures Contracts	2,492,467	(460,367)	—	—
Foreign Currency Transactions	(179,144)	—	(53,548)	(134,660)
Net Realized Gain (Loss)	11,730,147	858,501,102	(87,608,887)	192,894,636
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	132,601,066	(438,583,461)	159,767,542	830,153,904
Affiliated Investments	—	(3,182,475)	—	—
Futures Contracts	157,199	186,840	—	—
Foreign Currency Translations	503,410	—	46,878	13,723
Net Change in Unrealized Appreciation (Depreciation)	133,261,675	(441,579,096)	159,814,420	830,167,627
Net Realized and Unrealized Gain (Loss)	144,991,822	416,922,006	72,205,533	1,023,062,263
Net Increase in Net Assets Resulting from Operations	$155,503,807	$472,146,538	$76,124,092	$1,025,375,292

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2025

	Global X Genomics & Biotechnology ETF	Global X Cloud Computing ETF	Global X Cybersecurity ETF	Global X Dorsey Wright Thematic ETF
Investment Income:
Dividend Income	$197,593	$539,485	$4,078,556	$—
Dividend Income, from Affiliated Investments	—	—	—	87,068
Interest Income	2,648	8,709	29,313	264
Security Lending Income, Net	86,923	25,593	167,797	22,692
Less: Foreign Taxes Withheld	3,171	(1,053)	(259,115)	—
Total Investment Income	290,335	572,734	4,016,551	110,024
Expenses:
Supervision and Administration Fees(1)	266,988	2,234,434	5,034,043	56,090
Custodian Fees(2)	66	773	2,995	157
Total Expenses	267,054	2,235,207	5,037,038	56,247
Net Investment Income (Loss)	23,281	(1,662,473)	(1,020,487)	53,777
Net Realized Gain (Loss) on:
Investments(3)	(33,697,598)	(2,945,490)	(34,548,782)	—
Affiliated Investments	—	—	—	(5,818,268)
Futures Contracts	—	—	(5,957)	—
Foreign Currency Transactions	(1,115)	(1,394)	(70,993)	—
Payment from Adviser(4)	—	—	—	62,768
Net Realized Gain (Loss)	(33,698,713)	(2,946,884)	(34,625,732)	(5,755,500)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	32,455,516	(21,849,515)	(35,301,038)	—
Affiliated Investments	—	—	—	5,403,453
Futures Contracts	—	—	19,762	—
Foreign Currency Translations	—	(30)	(1,341)	—
Net Change in Unrealized Appreciation (Depreciation)	32,455,516	(21,849,545)	(35,282,617)	5,403,453
Net Realized and Unrealized Gain (Loss)	(1,243,197)	(24,796,429)	(69,908,349)	(352,047)
Net Decrease in Net Assets Resulting from Operations	$(1,219,916)	$(26,458,902)	$(70,928,836)	$(298,270)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2025

	Global X Video Games & Esports ETF	Global X HealthTech ETF	Global X CleanTech ETF	Global X Data Center & Digital Infrastructure ETF
Investment Income:
Dividend Income	$1,875,112	$534,349	$296,436	$5,001,408
Interest Income	8,441	1,560	1,175	19,444
Security Lending Income, Net	167,634	33,541	105,166	285,778
Reclaim Income	122,667	—	—	—
Less: Foreign Taxes Withheld	(158,458)	(6,852)	(23,694)	(92,763)
Total Investment Income	2,015,396	562,598	379,083	5,213,867
Expenses:
Supervision and Administration Fees(1)	662,854	234,078	128,768	1,568,466
Custodian Fees(2)	1,351	1,994	501	8,548
Total Expenses	664,205	236,072	129,269	1,577,014
Net Investment Income	1,351,191	326,526	249,814	3,636,853
Net Realized Gain (Loss) on:
Investments(3)	(8,664,772)	(28,832,417)	(32,059,419)	5,317,458
Foreign Currency Transactions	(5,764)	(834)	(3,736)	(50,224)
Net Realized Gain (Loss)	(8,670,536)	(28,833,251)	(32,063,155)	5,267,234
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	40,090,684	28,881,955	40,509,406	52,182,128
Foreign Currency Translations	(279)	1,196	2,187	(663)
Net Change in Unrealized Appreciation (Depreciation)	40,090,405	28,883,151	40,511,593	52,181,465
Net Realized and Unrealized Gain (Loss)	31,419,869	49,900	8,448,438	57,448,699
Net Increase in Net Assets Resulting from Operations	$32,771,060	$376,426	$8,698,252	$61,085,552

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2025

	Global X Clean Water ETF	Global X AgTech & Food Innovation ETF	Global X Blockchain ETF	Global X Hydrogen ETF
Investment Income:
Dividend Income	$268,905	$186,189	$161,091	$91,215
Interest Income	536	512	17,098	4,085
Security Lending Income, Net	—	34,636	1,349,785	1,322,750
Less: Foreign Taxes Withheld	(2,674)	(13,187)	(14,734)	(582)
Total Investment Income	266,767	208,150	1,513,240	1,417,468
Expenses:
Supervision and Administration Fees(1)	65,668	39,591	1,079,523	199,225
Custodian Fees(2)	528	101	1,469	1,067
Total Expenses	66,196	39,692	1,080,992	200,292
Net Investment Income	200,571	168,458	432,248	1,217,176
Net Realized Gain (Loss) on:
Investments(3)	1,990,442	(66,875)	51,569,001	(14,886,513)
Foreign Currency Transactions	(6,773)	(764)	(3,441)	(29,410)
Net Realized Gain (Loss)	1,983,669	(67,639)	51,565,560	(14,915,923)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,846,361)	(194,476)	(3,005,335)	30,384,644
Foreign Currency Translations	(135)	134	(5)	520
Net Change in Unrealized Appreciation (Depreciation)	(1,846,496)	(194,342)	(3,005,340)	30,385,164
Net Realized and Unrealized Gain (Loss)	137,173	(261,981)	48,560,220	15,469,241
Net Increase (Decrease) in Net Assets Resulting from Operations	$337,744	$(93,523)	$48,992,468	$16,686,417

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2025

	Global X Defense Tech ETF	Global X Infrastructure Development ex-U.S. ETF	Global X AI Semiconductor & Quantum ETF (1)
Investment Income:
Dividend Income	$26,921,874	$91,328	$1,825
Interest Income	173,146	542	15
Security Lending Income, Net	288,038	—	—
Less: Foreign Taxes Withheld	(848,252)	(11,992)	(256)
Total Investment Income	26,534,806	79,878	1,584
Expenses:
Supervision and Administration Fees(2)	12,521,081	19,644	5,580
Custodian Fees(3)	73,384	148	93
Total Expenses	12,594,465	19,792	5,673
Net Investment Income (Loss)	13,940,341	60,086	(4,089)
Net Realized Gain (Loss) on:
Investments(4)	185,446,753	110,821	24,823
Foreign Currency Transactions	125,554	(4,287)	2,229
Foreign Capital Gains Tax	—	(101)	—
Net Realized Gain (Loss)	185,572,307	106,433	27,052
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	468,457,838	583,364	68,865
Foreign Capital Gains Tax on Appreciated Securities	—	(7,643)	—
Foreign Currency Translations	4,610	(101)	(1)
Net Change in Unrealized Appreciation (Depreciation)	468,462,448	575,620	68,864
Net Realized and Unrealized Gain (Loss)	654,034,755	682,053	95,916
Net Increase in Net Assets Resulting from Operations	$667,975,096	$742,139	$91,827

(1)	The Fund commenced operations on September 30, 2025.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Millennial Consumer ETF		Global X Aging Population ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income	$226,485	$358,535	$561,115	$473,830
Net Realized Gain (Loss)	3,126,942	7,440,234	2,222,433	2,021,927
Net Change in Unrealized Appreciation (Depreciation)	(3,505,543)	34,290,075	7,318,652	7,689,923
Net Increase (Decrease) in Net Assets Resulting from Operations	(152,116)	42,088,844	10,102,200	10,185,680
Distributions:	(277,563)	(409,955)	(533,688)	(438,748)

Capital Share Transactions:
Issued	4,543,344	17,677,930	17,399,379	11,786,435
Redeemed	(24,965,281)	(33,819,173)	(12,900,220)	(13,226,750)
Increase (Decrease) in Net Assets from Capital Share Transactions	(20,421,937)	(16,141,243)	4,499,159	(1,440,315)
Total Increase (Decrease) in Net Assets	(20,851,616)	25,537,646	14,067,671	8,306,617

Net Assets:
Beginning of Year	131,031,003	105,493,357	61,902,250	53,595,633
End of Year	$110,179,387	$131,031,003	$75,969,921	$61,902,250

Share Transactions:
Issued	100,000	470,000	510,000	390,000
Redeemed	(530,000)	(890,000)	(380,000)	(440,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(430,000)	(420,000)	130,000	(50,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X FinTech ETF		Global X Internet of Things ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income (Loss)	$(436,322)	$227,547	$1,357,421	$1,394,186
Net Realized Gain (Loss)	(5,679,509)	(34,155,171)	21,428,486	12,008,509
Net Change in Unrealized Appreciation (Depreciation)	(25,781,049)	169,039,280	(16,913,417)	18,511,568
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,896,880)	135,111,656	5,872,490	31,914,263
Distributions:	(1,677,055)	(709,172)	(1,496,685)	(1,821,857)

Capital Share Transactions:
Issued	15,877,695	40,238,180	31,771,139	24,843
Redeemed	(65,782,539)	(176,661,379)	(76,611,855)	(76,882,333)
Decrease in Net Assets from Capital Share Transactions	(49,904,844)	(136,423,199)	(44,840,716)	(76,857,490)
Total Decrease in Net Assets	(83,478,779)	(2,020,715)	(40,464,911)	(46,765,084)

Net Assets:
Beginning of Year	349,456,951	351,477,666	240,722,134	287,487,218
End of Year	$265,978,172	$349,456,951	$200,257,223	$240,722,134

Share Transactions:
Issued	480,000	1,480,000	910,000	—
Redeemed	(2,100,000)	(6,900,000)	(2,120,000)	(2,200,000)
Net Decrease in Shares Outstanding from Share Transactions	(1,620,000)	(5,420,000)	(1,210,000)	(2,200,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Robotics & Artificial Intelligence ETF		Global X U.S. Infrastructure Development ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income	$10,511,985	$2,012,671	$55,224,532	$45,807,986
Net Realized Gain (Loss)	11,730,147	437,616,289	858,501,102	402,674,143
Net Change in Unrealized Appreciation (Depreciation)	133,261,675	115,781,926	(441,579,096)	2,221,107,642
Net Increase in Net Assets Resulting from Operations	155,503,807	555,410,886	472,146,538	2,669,589,771
Distributions:	(6,592,167)	(1,998,947)	(51,346,847)	(41,670,377)
Return of Capital:	—	(2,145,659)	—	—

Capital Share Transactions:
Issued	551,271,332	886,400,690	1,957,251,235	2,919,209,785
Redeemed	(329,902,279)	(1,059,022,563)	(2,260,141,332)	(985,071,513)
Increase (Decrease) in Net Assets from Capital Share Transactions	221,369,053	(172,621,873)	(302,890,097)	1,934,138,272
Total Increase in Net Assets	370,280,693	378,644,407	117,909,594	4,562,057,666

Net Assets:
Beginning of Year	2,648,468,039	2,269,823,632	9,715,853,492	5,153,795,826
End of Year	$3,018,748,732	$2,648,468,039	$9,833,763,086	$9,715,853,492

Share Transactions:
Issued	16,670,000	28,080,000	45,600,000	75,500,000
Redeemed	(10,570,000)	(34,190,000)	(55,430,000)	(26,550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	6,100,000	(6,110,000)	(9,830,000)	48,950,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Autonomous & Electric Vehicles ETF		Global X Artificial Intelligence & Technology ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income	$3,918,559	$6,570,704	$2,313,029	$3,449,900
Net Realized Gain (Loss)	(87,608,887)	(18,087,155)	192,894,636	89,690,512
Net Change in Unrealized Appreciation (Depreciation)	159,814,420	35,482,941	830,167,627	338,424,963
Net Increase in Net Assets Resulting from Operations	76,124,092	23,966,490	1,025,375,292	431,565,375
Distributions:	(7,150,304)	(10,410,110)	(4,826,023)	(3,035,733)

Capital Share Transactions:
Issued	9,096,198	41,024,642	4,052,982,854	1,544,919,362
Redeemed	(161,461,689)	(337,253,139)	(598,560,737)	(272,634,683)
Increase (Decrease) in Net Assets from Capital Share Transactions	(152,365,491)	(296,228,497)	3,454,422,117	1,272,284,679
Total Increase (Decrease) in Net Assets	(83,391,703)	(282,672,117)	4,474,971,386	1,700,814,321

Net Assets:
Beginning of Year	415,072,792	697,744,909	2,490,689,554	789,875,233
End of Year	$331,681,089	$415,072,792	$6,965,660,940	$2,490,689,554

Share Transactions:
Issued	360,000	1,780,000	89,310,000	45,800,000
Redeemed	(6,670,000)	(14,310,000)	(14,480,000)	(8,100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(6,310,000)	(12,530,000)	74,830,000	37,700,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Genomics & Biotechnology ETF ‡		Global X Cloud Computing ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income (Loss)	$23,281	$(209,861)	$(1,662,473)	$(2,588,014)
Net Realized Gain (Loss)	(33,698,713)	(4,294,029)	(2,946,884)	(99,311,086)
Net Change in Unrealized Appreciation (Depreciation)	32,455,516	7,941,313	(21,849,545)	152,128,322
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,219,916)	3,437,423	(26,458,902)	50,229,222
Distributions:	(43,713)	—	—	—

Capital Share Transactions:
Issued	84,607	12,339,951	67,259,277	81,157,472
Redeemed	(23,450,617)	(29,649,944)	(142,784,533)	(336,051,126)
Decrease in Net Assets from Capital Share Transactions	(23,366,010)	(17,309,993)	(75,525,256)	(254,893,654)
Total Decrease in Net Assets	(24,629,639)	(13,872,570)	(101,984,158)	(204,664,432)

Net Assets:
Beginning of Year	79,156,476	93,029,046	376,498,010	581,162,442
End of Year	$54,526,837	$79,156,476	$274,513,852	$376,498,010

Share Transactions:
Issued	2,518	262,500	2,980,000	3,750,000
Redeemed	(655,346)	(670,000)	(6,170,000)	(16,430,000)
Net Decrease in Shares Outstanding from Share Transactions	(652,828)	(407,500)	(3,190,000)	(12,680,000)

‡	Share transactions have been adjusted to reflect the effect of a 1 for 4 reverse share split on August 29, 2025. (See Note 10 in the Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Cybersecurity ETF		Global X Dorsey Wright Thematic ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income (Loss)	$(1,020,487)	$1,275,289	$53,777	$236,106
Net Realized Gain (Loss)	(34,625,732)	(7,095,875)	(5,755,500)	(18,643,691)
Net Change in Unrealized Appreciation (Depreciation)	(35,282,617)	164,928,899	5,403,453	20,996,812
Net Increase (Decrease) in Net Assets Resulting from Operations	(70,928,836)	159,108,313	(298,270)	2,589,227
Distributions:	—	(741,657)	(99,799)	(412,897)
Return of Capital:	(755,500)	—	—	(180,016)

Capital Share Transactions:
Issued	363,941,321	136,325,379	561,819	—
Redeemed	(112,205,675)	(122,935,482)	(6,797,069)	(18,483,328)
Increase (Decrease) in Net Assets from Capital Share Transactions	251,735,646	13,389,897	(6,235,250)	(18,483,328)
Total Increase (Decrease) in Net Assets	180,051,310	171,756,553	(6,633,319)	(16,487,014)

Net Assets:
Beginning of Year	819,307,797	647,551,244	15,782,874	32,269,888
End of Year	$999,359,107	$819,307,797	$9,149,555	$15,782,874

Share Transactions:
Issued	10,700,000	4,550,000	20,000	—
Redeemed	(3,390,000)	(4,180,000)	(280,000)	(780,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	7,310,000	370,000	(260,000)	(780,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Video Games & Esports ETF		Global X HealthTech ETF ‡
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income (Loss)	$1,351,191	$1,133,488	$326,526	$(242,153)
Net Realized Gain (Loss)	(8,670,536)	(7,834,527)	(28,833,251)	(39,631,713)
Net Change in Unrealized Appreciation (Depreciation)	40,090,405	29,586,600	28,883,151	47,423,073
Net Increase in Net Assets Resulting from Operations	32,771,060	22,885,561	376,426	7,549,207
Distributions:	(1,621,103)	(1,027,863)	(32,853)	—

Capital Share Transactions:
Issued	49,896,037	19,150,310	17,400,715	3,804,503
Redeemed	(68,226,614)	(64,493,472)	(10,205,613)	(32,762,447)
Increase (Decrease) in Net Assets from Capital Share Transactions	(18,330,577)	(45,343,162)	7,195,102	(28,957,944)
Total Increase (Decrease) in Net Assets	12,819,380	(23,485,464)	7,538,675	(21,408,737)

Net Assets:
Beginning of Year	108,853,648	132,339,112	43,510,577	64,919,314
End of Year	$121,673,028	$108,853,648	$51,049,252	$43,510,577

Share Transactions:
Issued	1,660,000	790,000	556,667	126,667
Redeemed	(2,260,000)	(2,960,000)	(333,466)	(1,156,667)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(600,000)	(2,170,000)	223,201	(1,030,000)

‡	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on August 29, 2025. (See Note 10 in the Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X CleanTech ETF ‡		Global X Data Center & Digital Infrastructure ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income	$249,814	$467,618	$3,636,853	$1,277,561
Net Realized Gain (Loss)	(32,063,155)	(27,406,861)	5,267,234	(2,720,438)
Net Change in Unrealized Appreciation (Depreciation)	40,511,593	14,661,370	52,181,465	19,526,701
Net Increase (Decrease) in Net Assets Resulting from Operations	8,698,252	(12,277,873)	61,085,552	18,083,824
Distributions:	(425,046)	(452,237)	(3,135,289)	(881,454)

Capital Share Transactions:
Issued	3,675,048	2,867,916	467,408,167	96,258,720
Redeemed	(16,767,157)	(14,166,470)	(39,135,213)	(14,486,966)
Increase (Decrease) in Net Assets from Capital Share Transactions	(13,092,109)	(11,298,554)	428,272,954	81,771,754
Total Increase (Decrease) in Net Assets	(4,818,903)	(24,028,664)	486,223,217	98,974,124

Net Assets:
Beginning of Year	34,845,558	58,874,222	138,296,999	39,322,875
End of Year	$30,026,655	$34,845,558	$624,520,216	$138,296,999

Share Transactions:
Issued	86,000	62,000	24,340,000	6,030,000
Redeemed	(486,075)	(314,000)	(2,250,000)	(910,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(400,075)	(252,000)	22,090,000	5,120,000

‡	Share transactions have been adjusted to reflect the effect of a 1 for 5 reverse share split on August 29, 2025. (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Clean Water ETF		Global X AgTech & Food Innovation ETF ‡
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income	$200,571	$148,509	$168,458	$79,230
Net Realized Gain (Loss)	1,983,669	257,162	(67,639)	36,283
Net Change in Unrealized Appreciation (Depreciation)	(1,846,496)	1,460,606	(194,342)	134,106
Net Increase (Decrease) in Net Assets Resulting from Operations	337,744	1,866,277	(93,523)	249,619
Distributions:	(150,966)	(135,553)	(105,560)	(73,440)

Capital Share Transactions:
Issued	23,300,013	705,409	5,645,289	816,105
Redeemed	(12,315,160)	(1,142,463)	(3,832,061)	(741,810)
Increase (Decrease) in Net Assets from Capital Share Transactions	10,984,853	(437,054)	1,813,228	74,295
Total Increase in Net Assets	11,171,631	1,293,670	1,614,145	250,474

Net Assets:
Beginning of Year	10,687,200	9,393,530	4,726,170	4,475,696
End of Year	$21,858,831	$10,687,200	$6,340,315	$4,726,170

Share Transactions:
Issued	1,210,000	40,000	180,000	26,667
Redeemed	(660,000)	(70,000)	(126,717)	(23,333)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	550,000	(30,000)	53,283	3,334

‡	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on August 29, 2025. (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Blockchain ETF		Global X Hydrogen ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024‡
Operations:
Net Investment Income	$432,248	$234,281	$1,217,176	$119,186
Net Realized Gain (Loss)	51,565,560	36,979,432	(14,915,923)	(12,408,628)
Net Change in Unrealized Appreciation (Depreciation)	(3,005,340)	91,092,804	30,385,164	2,756,577
Net Increase (Decrease) in Net Assets Resulting from Operations	48,992,468	128,306,517	16,686,417	(9,532,865)
Distributions:	(11,977,855)	(3,111,807)	(522,677)	—

Capital Share Transactions:
Issued	216,924,873	79,826,525	12,050,696	14,395,215
Redeemed	(116,911,788)	(65,369,959)	(7,758,530)	(3,003)
Increase in Net Assets from Capital Share Transactions	100,013,085	14,456,566	4,292,166	14,392,212
Total Increase in Net Assets	137,027,698	139,651,276	20,455,906	4,859,347

Net Assets:
Beginning of Year	226,775,697	87,124,421	40,636,541	35,777,194
End of Year	$363,803,395	$226,775,697	$61,092,447	$40,636,541

Share Transactions:
Issued	3,000,000	1,600,000	340,000	492,000
Redeemed	(1,690,000)	(1,250,000)	(280,000)	(105)
Net Increase in Shares Outstanding from Share Transactions	1,310,000	350,000	60,000	491,895

‡	Share transactions have been adjusted to reflect the effect of a 1 for 5 reverse share split on June 14, 2024. (See Note 10 in the Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Defense Tech ETF		Global X Infrastructure Development ex-U.S. ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Period Ended November 30, 2024(1)
Operations:
Net Investment Income	$13,940,341	$2,068,025	$60,086	$8,130
Net Realized Gain (Loss)	185,572,307	19,721,886	106,433	(6,845)
Net Change in Unrealized Appreciation (Depreciation)	468,462,448	57,076,700	575,620	(91,588)
Net Increase (Decrease) in Net Assets Resulting from Operations	667,975,096	78,866,611	742,139	(90,303)
Distributions:	(8,050,183)	(487,195)	(33,086)	—

Capital Share Transactions:
Issued	4,043,036,505	727,260,507	4,822,515	2,487,556
Redeemed	(641,516,809)	(44,197,921)	(3,298,947)	—
Increase in Net Assets from Capital Share Transactions	3,401,519,696	683,062,586	1,523,568	2,487,556
Total Increase in Net Assets	4,061,444,609	761,442,002	2,232,621	2,397,253

Net Assets:
Beginning of Year/Period	766,036,861	4,594,859	2,397,253	—
End of Year/Period	$4,827,481,470	$766,036,861	$4,629,874	$2,397,253

Share Transactions:
Issued	69,890,000	20,510,000	190,000	100,000
Redeemed	(12,160,000)	(1,170,000)	(130,000)	—
Net Increase in Shares Outstanding from Share Transactions	57,730,000	19,340,000	60,000	100,000

(1)	The Fund commenced operations on August 27, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X AI Semiconductor & Quantum ETF
Period Ended November 30, 2025(1)
Operations:
Net Investment Loss	$(4,089)
Net Realized Gain	27,052
Net Change in Unrealized Appreciation (Depreciation)	68,864
Net Increase in Net Assets Resulting from Operations	91,827

Capital Share Transactions:
Issued	10,263,977
Redeemed	(523,413)
Increase in Net Assets from Capital Share Transactions	9,740,564
Total Increase in Net Assets	9,832,391

Net Assets:
Beginning of Period	—
End of Period	$9,832,391

Share Transactions:
Issued	190,000
Redeemed	(10,000)

Net Increase in Shares Outstanding from Share Transactions	180,000

(1)	The Fund commenced operations on September 30, 2025.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Millennial Consumer ETF
2025	46.96	0.09	(0.26)	(0.17)	(0.10)	—	—
2024	32.86	0.12	14.11	14.23	(0.13)	—	—
2023	28.43	0.07	4.43	4.50	(0.07)	—	—
2022	42.68	0.05	(14.23)	(14.18)	(0.07)	—	—
2021	35.23	0.08	7.43	7.51	(0.06)	—	—
Global X Aging Population ETF
2025	31.91	0.29	4.79	5.08	(0.29)	—	—
2024	26.93	0.24	4.97	5.21	(0.23)	—	—
2023	26.46	0.23	0.41	0.64	(0.17)	—	—
2022	27.41	0.20	(0.87)	(0.67)	(0.26)	—	(0.02)
2021	26.82	0.13	0.55	0.68	(0.09)	—	—
Global X FinTech ETF
2025	33.96	(0.05)	(3.06)	(3.11)	(0.17)	—	—
2024	22.37	0.02	11.63	11.65	(0.06)	—	—
2023	20.44	0.05	1.93	1.98	(0.05)	—	— ***
2022	45.52	0.09	(22.96)	(22.87)	(2.16)	—	(0.05)
2021	42.75	(0.13)	2.90	2.77	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.10)	46.69	(0.35)	110,179	0.50	0.19	11.35
(0.13)	46.96	43.42	131,031	0.50	0.31	10.95
(0.07)	32.86	15.87	105,493	0.50	0.23	16.60
(0.07)	28.43	(33.29)	105,459	0.50	0.17	14.75
(0.06)	42.68	21.33	227,075	0.50	0.18	11.59

(0.29)	36.70	16.09	75,970	0.50	0.91	9.93
(0.23)	31.91	19.41	61,902	0.50	0.80	18.26
(0.17)	26.93	2.42	53,596	0.50	0.87	13.34
(0.28)	26.46	(2.47)	41,800	0.50	0.76	13.50
(0.09)	27.41	2.51	59,756	0.50	0.43	19.57

(0.17)	30.68	(9.18)	265,978	0.68	(0.15)	12.64
(0.06)	33.96	52.18	349,457	0.68	0.07	13.79
(0.05)	22.37	9.70	351,478	0.68	0.23	13.12
(2.21)	20.44	(52.58)	455,463	0.68	0.33	38.15
—	45.52	6.48	1,289,006	0.68	(0.28)	29.60

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Internet of Things ETF
2025	36.14	0.22	0.61	0.83	(0.23)	—	—
2024	32.45	0.18	3.73	3.91	(0.22)	—	—
2023	30.54	0.25	1.95	2.20	(0.29)	—	—
2022	37.68	0.21	(7.17)	(6.96)	(0.13)	(0.05)	—
2021	29.95	0.13	7.72	7.85	(0.12)	—	—
Global X Robotics & Artificial Intelligence ETF
2025	33.25	0.13	1.90	2.03	(0.08)	—	—
2024	26.47	0.02	6.81	6.83	(0.03)	—	(0.02)
2023	21.09	0.07	5.36	5.43	(0.05)	—	—
2022	36.24	0.04	(15.14)	(15.10)	(0.04)	—	(0.01)
2021	31.78	0.02	4.50	4.52	(0.02)	—	(0.04)
Global X U.S. Infrastructure Development ETF
2025	45.71	0.27	2.78	3.05	(0.25)	—	—
2024	31.50	0.24	14.21	14.45	(0.24)	—	—
2023	27.94	0.24	3.54	3.78	(0.22)	—	—
2022	27.19	0.19	0.74	0.93	(0.17)	(0.01)	—
2021	20.24	0.17	6.87	7.04	(0.09)	— ***	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.23)	36.74	2.32	200,257	0.68	0.62	17.23
(0.22)	36.14	12.06	240,722	0.68	0.52	19.16
(0.29)	32.45	7.26	287,487	0.68	0.79	11.12
(0.18)	30.54	(18.52)	305,697	0.68	0.67	8.40
(0.12)	37.68	26.24	517,291	0.68	0.37	9.25

(0.08)	35.20	6.12	3,018,749	0.68	0.39	12.11
(0.05)	33.25	25.81	2,648,468	0.68	0.08	10.43
(0.05)	26.47	25.75	2,269,824	0.68	0.26	8.28
(0.05)	21.09	(41.67)	1,341,942	0.69	0.16	29.86
(0.06)	36.24	14.23	2,703,488	0.68	0.06	22.66

(0.25)	48.51	6.76	9,833,763	0.47	0.63	9.98
(0.24)	45.71	46.08	9,715,853	0.47	0.63	4.41
(0.22)	31.50	13.63	5,153,796	0.47	0.82	5.99
(0.18)	27.94	3.48	3,748,693	0.47	0.74	9.78
(0.09)	27.19	34.90	5,186,497	0.47	0.64	10.07

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Autonomous & Electric Vehicles ETF
2025	23.64	0.28	6.02	6.30	(0.46)	—	—
2024	23.19	0.29	0.57	0.86	(0.41)	—	—
2023	22.89	0.38	0.23	0.61	(0.31)	—	—
2022	30.41	0.19	(7.56)	(7.37)	(0.13)	(0.02)	—
2021	21.75	0.09	8.65	8.74	(0.08)	—	—
Global X Artificial Intelligence & Technology ETF
2025	38.75	0.03	11.36	11.39	(0.06)	—	—
2024	29.73	0.07	9.01	9.08	(0.06)	—	—
2023	21.54	0.07	8.21	8.28	(0.09)	—	—
2022	31.58	0.11	(10.08)	(9.97)	(0.07)	—	—
2021	25.84	0.05	5.78	5.83	(0.09)	—	—
Global X Genomics & Biotechnology ETF
2025(1)	43.32	0.02	3.11 ^	3.13	(0.03)	—	—
2024(1)	41.64	(0.12)	1.80	1.68	—	—	—
2023(1)	53.80	(0.16)	(12.00)	(12.16)	—	—	—
2022(1)	82.44	(0.12)	(28.48)	(28.60)	(0.04)	—	—
2021(1)	84.04	(0.32)	(1.16)	(1.48)	—	(0.12)	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on August 29, 2025. (See Note 10 in the Notes to Financial Statements.)
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.46)	29.48	27.19	331,681	0.68	1.17	37.46
(0.41)	23.64	3.65	415,073	0.68	1.21	26.13
(0.31)	23.19	2.71	697,745	0.68	1.63	26.60
(0.15)	22.89	(24.25)	883,478	0.68	0.74	34.76
(0.08)	30.41	40.22	1,323,546	0.68	0.33	18.17

(0.06)	50.08	29.42	6,965,661	0.68	0.06	15.52
(0.06)	38.75	30.58	2,490,690	0.68	0.20	10.88
(0.09)	29.73	38.56	789,875	0.68	0.28	19.08
(0.07)	21.54	(31.58)	130,518	0.68	0.46	21.28
(0.09)	31.58	22.60	186,334	0.68	0.17	26.37

(0.03)	46.42	7.26	54,527	0.50	0.04	34.03
—	43.32	4.03	79,156	0.50	(0.23)	18.89
—	41.64	(22.60)	93,029	0.50	(0.34)	16.59
(0.04)	53.80	(34.72)	209,341	0.50	(0.21)	39.39
(0.12)	82.44	(1.77)	255,572	0.50	(0.35)	29.25

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Cloud Computing ETF
2025	24.64	(0.12)	(1.81)	(1.93)	—	—	—
2024	20.79	(0.11)	3.96	3.85	—	—	—
2023	16.77	(0.10)	4.12	4.02	—	—	—
2022	28.38	(0.15)	(10.99)	(11.14)	—	(0.47)	—
2021	25.84	(0.15)	2.69	2.54	—	—	—
Global X Cybersecurity ETF
2025	33.44	(0.03)	(1.96)	(1.99)	—	—	(0.03)
2024	26.84	0.05	6.58	6.63	(0.03)	—	—
2023	22.85	(0.03)	4.34	4.31	—	(0.32)	—
2022	31.75	(0.03)	(8.66)	(8.69)	(0.09)	(0.12)	—
2021	22.75	0.12	8.90	9.02	(0.01)	(0.01)	—
Global X Dorsey Wright Thematic ETF
2025	25.46	0.12	0.03 ^^	0.15	(0.19)	—	—
2024	23.05	0.26	2.66	2.92	(0.36)	—	(0.15)
2023	26.14	0.11	(2.79)	(2.68)	(0.41)	—	—
2022	47.65	0.44	(21.33)	(20.89)	(0.62)	—	—
2021	42.45	0.39	5.10	5.49	(0.29)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	Effective for the fiscal year ended November 30, 2022, the Fund began presenting acquired fund fees borne by the Adviser as part of its unitary fee agreement (See Note 3 in Notes to Financial Statements) as a realized gain on the Statement of Operations as compared to a contra-expense as in prior fiscal years. If such amounts had been presented as a realized gain in years prior to 2022, the ratio of Expenses to Average Net Assets would have been 0.50% each year.
^	Effective April 1, 2021, the Fund’s management fees were permanently lowered to 0.50%. Prior to April 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.52%, 0.60% and 0.60% for the years ended November 30, 2021, 2020 and 2019, respectively.
^^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)††

—	22.71	(7.83)	274,514	0.68		(0.51)	12.34
—	24.64	18.52	376,498	0.68		(0.54)	21.22
—	20.79	23.97	581,162	0.68		(0.54)	21.60
(0.47)	16.77	(39.88)	589,085	0.68		(0.74)	31.21
—	28.38	9.83	1,317,544	0.68		(0.53)	23.77

(0.03)	31.42	(5.95)	999,359	0.50		(0.10)	35.93
(0.03)	33.44	24.72	819,308	0.51		0.17	23.91
(0.32)	26.84	19.29	647,551	0.50		(0.12)	18.77
(0.21)	22.85	(27.56)	967,942	0.51		(0.11)	57.81
(0.02)	31.75	39.68	1,132,090	0.50	^	0.41	26.34

(0.19)	25.42	0.61	9,150	0.50	(1)	0.48 (2)	191.21
(0.51)	25.46	12.78	15,783	0.50	(1)	1.10 (2)	30.26
(0.41)	23.05	(10.30)	32,270	0.50	(1)	0.45 (2)	54.28
(0.62)	26.14	(44.36)	50,979	0.50	(1)	1.32 (2)	55.00
(0.29)	47.65	12.95	110,081	(0.13	)‡(1)	0.77 (2)	32.16

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)		Return of Capital ($)
Global X Video Games & Esports ETF
2025	24.35	0.30	7.15	7.45	(0.36)	—		—
2024	19.93	0.20	4.38	4.58	(0.16)	—		—
2023	18.96	0.10	0.90	1.00	(0.03)	—		—
2022	29.52	0.08	(10.39)	(10.31)	(0.14)	(0.07)		(0.04)
2021	28.57	0.04	1.14	1.18	(0.23)	—	***	—
Global X HealthTech ETF
2025(1)	31.38	0.24	0.11	0.35	(0.02)	—		—
2024(1)	26.85	(0.12)	4.65	4.53	—	—		—
2023(1)	36.69	(0.12)	(9.72)	(9.84)	—	—		—
2022(1)	48.96	(0.03)	(12.24)	(12.27)	—	—		—
2021(1)	55.23	(0.30)	(5.94)	(6.24)	(0.03)	—		—
Global X CleanTech ETF
2025(2)	37.05	0.37	18.71	19.08	(0.52)	—		—
2024(2)	49.40	0.45	(12.40)	(11.95)	(0.40)	—		—
2023(2)	81.00	0.25	(31.70)	(31.45)	(0.15)	—		—
2022(2)	102.15	0.15	(20.95)	(20.80)	(0.35)	—		—
2021(2)	95.10	0.10	7.00	7.10	(0.05)	—		—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on August 29, 2025. (See Note 10 in the Notes to Financial Statements.)
(2)	Per share amounts have been adjusted for a 1 for 5 reverse share split on August 29, 2025. (See Note 10 in the Notes to Financial Statements.)
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.36)	31.44	30.85	121,673	0.50	1.02	30.12
(0.16)	24.35	23.14	108,854	0.50	0.93	30.77
(0.03)	19.93	5.29	132,339	0.50	0.49	26.11
(0.25)	18.96	(35.19)	174,075	0.50	0.36	55.72
(0.23)	29.52	4.09	485,235	0.50	0.09	23.45

(0.02)	31.71	1.13	51,049	0.56	0.77	59.68
—	31.38	16.87	43,511	0.68	(0.47)	38.36
—	26.85	(26.82)	64,919	0.68	(0.36)	29.92
—	36.69	(25.06)	150,075	0.68	(0.05)	43.26
(0.03)	48.96	(11.32)	475,576	0.68	(0.52)	42.39

(0.52)	55.61	52.34	30,027	0.50	0.97	34.80
(0.40)	37.05	(24.39)	34,846	0.50	1.01	19.45
(0.15)	49.40	(38.90)	58,874	0.50	0.38	23.91
(0.35)	81.00	(20.38)	127,842	0.50	0.17	15.72
(0.05)	102.15	7.48	175,458	0.50	0.09	35.53

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Data Center & Digital Infrastructure ETF
2025	17.57	0.22	3.33	3.55	(0.27)	—	—
2024	14.30	0.25	3.22	3.47	(0.20)	—	—
2023	13.52	0.21	0.90	1.11	(0.22)	(0.11)	—
2022	17.83	0.15	(4.22)	(4.07)	(0.16)	(0.08)	—
2021	14.94	0.16	2.84	3.00	(0.11)	—	—
Global X Clean Water ETF
2025	18.43	0.28	0.89	1.17	(0.26)	—	—
2024	15.40	0.26	3.00	3.26	(0.23)	—	—
2023	14.30	0.25	1.09	1.34	(0.24)	—	—
2022	16.73	0.23	(2.41)	(2.18)	(0.25)	— ***	—
2021(1)	15.04	0.26	1.47	1.73	(0.04)	—	—
Global X AgTech & Food Innovation ETF
2025(2)	31.50	0.66	(0.45)	0.21	(0.52)	—	—
2024(2)	30.51	0.57	0.93	1.50	(0.51)	—	—
2023(2)	46.89	0.33	(16.41)	(16.08)	(0.30)	—	—
2022(2)	59.28	0.33	(12.12)	(11.79)	(0.30)	(0.30)	—
2021(2)(3)	76.02	0.15	(16.89)	(16.74)	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on April 8, 2021.
(2)	Per share amounts have been adjusted for a 1 for 3 reverse share split on August 29, 2025. (See Note 10 in the Notes to Financial Statements.)
(3)	The Fund commenced operations on July 12, 2021.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.27)	20.85	20.56	624,520	0.50		1.16		24.92
(0.20)	17.57	24.56	138,297	0.50		1.62		28.84
(0.33)	14.30	8.46	39,323	0.50		1.60		62.01
(0.24)	13.52	(23.11)	63,143	0.50		0.99		36.96
(0.11)	17.83	20.17	78,098	0.50		0.93		15.80

(0.26)	19.34	6.48	21,859	0.50		1.53		17.03
(0.23)	18.43	21.31	10,687	0.50		1.49		10.48
(0.24)	15.40	9.50	9,394	0.50		1.71		15.27
(0.25)	14.30	(13.18)	7,580	0.50		1.58		28.19
(0.04)	16.73	11.52	8,699	0.50	†	2.44	†	4.84

(0.52)	31.19	0.73	6,340	0.50		2.13		32.81
(0.51)	31.50	4.92	4,726	0.50		1.79		21.57
(0.30)	30.51	(34.41)	4,476	0.51		0.86		54.45
(0.60)	46.89	(20.06)	6,721	0.50		0.62		55.85
—	59.28	(22.02)	5,533	0.51	†	0.58	†	32.72

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Blockchain ETF
2025	71.18	0.12	13.43	13.55	(3.81)	—	—
2024	30.72	0.07	41.42	41.49	(1.03)	—	—
2023(1)	16.39	0.28	14.27	14.55	(0.22)	—	—
2022(1)	129.32	0.46	(109.52)	(109.06)	(3.80)	—	(0.07)
2021(1)(2)	100.04	0.24	29.04	29.28	—	—	—
Global X Hydrogen ETF
2025	25.56	0.79	11.04	11.83	(0.36)	—	—
2024(3)	32.60	0.08	(7.12)	(7.04)	—	—	—
2023(3)	61.35	(0.10)	(28.65)	(28.75)	—	—	—
2022(3)	121.90	(0.15)	(60.35)	(60.50)	—	(0.05)	—
2021(2),(3)	125.20	(0.15)	(3.15)	(3.30)	—	—	—
Global X Defense Tech ETF
2025	39.26	0.33	23.17	23.50	(0.26)	—	—
2024	27.03	0.29	12.08	12.37	(0.13)	(0.01)	—
2023(4)	24.82	0.08	2.13	2.21	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on December 19, 2022 (See Note 10 in the Notes to Financial Statements.)
(2)	The Fund commenced operations on July 12, 2021.
(3)	Per share amounts have been adjusted for a 1 for 5 reverse share split on June 14, 2024. (See Note 10 in the Notes to Financial Statements.)
(4)	The Fund commenced operations on September 11, 2023.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(3.81)	80.92	21.99	363,803	0.50		0.20		58.03
(1.03)	71.18	136.25	226,776	0.50		0.16		56.38
(0.22)	30.72	89.03	87,124	0.50		1.16		39.77
(3.87)	16.39	(86.70)	45,227	0.50		1.15		36.47
—	129.32	29.27	127,720	0.50	†	0.52	†	19.49

(0.36)	37.03	47.21	61,092	0.50		3.05		72.26
—	25.56	(21.60)	40,637	0.50		0.31		36.79
—	32.60	(46.86)	35,777	0.50		(0.21)		27.79
(0.05)	61.35	(49.64)	38,035	0.50		(0.24)		36.44
—	121.90	(2.64)	32,427	0.51	†	(0.33	)†	40.38

(0.26)	62.50	60.10	4,827,481	0.50		0.56		32.79
(0.14)	39.26	45.89	766,037	0.50		0.80		14.43
—	27.03	8.90	4,595	0.50	†	1.39	†	2.94

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Infrastructure Development ex-U.S. ETF
2025	23.97	0.45	4.72	5.17	(0.20)	—	—
2024(1)	24.82	0.08	(0.93)	(0.85)	—	—	—
Global X AI Semiconductor & Quantum ETF
2025(2)	50.35	(0.03)	4.30	4.27	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on August 27, 2024.
(2)	The Fund commenced operations on September 30, 2025.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.20)	28.94	21.69	4,630	0.55		1.68		45.14
—	23.97	(3.42)	2,397	0.56	†	1.28	†	7.99

—	54.62	8.48	9,832	0.50	†	(0.36	)†	5.88

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

November 30, 2025

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of November 30, 2025, the Trust had one hundred fifteen portfolios, one hundred three of which were operational. The financial statements herein and the related notes pertain to the Global X Millennial Consumer ETF, Global X Aging Population ETF, Global X FinTech ETF, Global X Internet of Things ETF, Global X Robotics & Artificial Intelligence ETF, Global X U.S. Infrastructure Development ETF, Global X Autonomous & Electric Vehicles ETF, Global X Artificial Intelligence & Technology ETF, Global X Genomics & Biotechnology ETF, Global X Cloud Computing ETF, Global X Cybersecurity ETF, Global X Dorsey Wright Thematic ETF, Global X Video Games & Esports ETF, Global X HealthTech ETF, Global X CleanTech ETF, Global X Data Center & Digital Infrastructure ETF, Global X Clean Water ETF, Global X AgTech & Food Innovation ETF, Global X Blockchain ETF, Global X Hydrogen ETF, Global X Defense Tech ETF, Global X Infrastructure Development ex-U.S. ETF and Global X AI Semiconductor & Quantum ETF (each a “Fund” and collectively, the “Funds”).

Each Fund, other than the Global X Millennial Consumer ETF, Global X Aging Population ETF, Global X U.S. Infrastructure Development ETF, Global X Autonomous & Electric Vehicles ETF, Global X Artificial Intelligence & Technology ETF and Global X Dorsey Wright Thematic ETF has elected non-diversified status under the 1940 Act.

The Global X Thematic Growth ETF was renamed to the Global X Dorsey Wright Thematic ETF and its ticker changed to GXDW, effective as of April 1, 2025.

The Global X Telemedicine & Digital Health ETF was renamed to the Global X HealthTech ETF and its ticker changed to HEAL, effective as of April 1, 2025.

The Global X AI Semiconductor & Quantum ETF commenced operations on September 30, 2025.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of the Fund’s security that is traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time the Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of November 30, 2025. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRAs”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period, however management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting year or period ended November 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CASH OVERDRAFT CHARGES — Brown Brothers Harriman (“BBH”) or The Bank of New York Mellon (“BNY”), as appropriate, serve as custodians of the Funds (each a “Custodian,” and together the “Custodians”). Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY, if a Fund for which BNY is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian Fees Payable on the Statements of Assets and Liabilities and Custodian Fees on the Statements of Operations, if applicable.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS — To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. A futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of November 30, 2025, if applicable.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Millennial Consumer ETF	10,000	$300	$300
Global X Aging Population ETF	10,000	300	300
Global X FinTech ETF	10,000	250	250
Global X Internet of Things ETF	10,000	250	250
Global X Robotics & Artificial Intelligence ETF	10,000	250	250
Global X U.S. Infrastructure Development ETF	10,000	300	300
Global X Autonomous & Electric Vehicles ETF	10,000	300	300
Global X Artificial Intelligence & Technology ETF	10,000	300	300

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Genomics & Biotechnology ETF	10,000	$250	$250
Global X Cloud Computing ETF	10,000	250	250
Global X Cybersecurity ETF	10,000	250	250
Global X Dorsey Wright Thematic ETF	10,000	250	250
Global X Video Games & Esports ETF	10,000	300	300
Global X HealthTech ETF	10,000	250	250
Global X CleanTech ETF	10,000	250	250
Global X Data Center & Digital Infrastructure ETF	10,000	250	250
Global X Clean Water ETF	10,000	250	250
Global X AgTech & Food Innovation ETF	10,000	250	250
Global X Blockchain ETF	10,000	250	250
Global X Hydrogen ETF	10,000	250	250
Global X Defense Tech ETF	10,000	250	250
Global X Infrastructure Development ex-U.S. ETF	10,000	1,100	1,100
Global X AI Semiconductor & Quantum ETF	10,000	250	250

SEGMENT REPORTING — The Funds have adopted FASB 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Adviser’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters

Notes to Financial Statements (Continued)

November 30, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain Custodian fees, acquired fund fees and expenses (except for Global X Dorsey Wright Thematic ETF with respect to investments in affiliated investment companies), and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Global X Dorsey Wright Thematic ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Fund in affiliated investment companies. For the year ended November 30, 2025, the Adviser paid acquired fund fees and expenses of $62,768 and made such reimbursement payments to the Global X Dorsey Wright Thematic ETF on a monthly basis. These amounts are included in Payment from Adviser on the Statement of Operations.

The following table discloses the supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Millennial Consumer ETF	0.50%
Global X Aging Population ETF	0.50%
Global X FinTech ETF	0.68%
Global X Internet of Things ETF	0.68%
Global X Robotics & Artificial Intelligence ETF	0.68%
Global X U.S. Infrastructure Development ETF	0.47%
Global X Autonomous & Electric Vehicles ETF	0.68%
Global X Artificial Intelligence & Technology ETF	0.68%
Global X Genomics & Biotechnology ETF	0.50%

Notes to Financial Statements (Continued)

November 30, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Supervision and Administration Fee
Global X Cloud Computing ETF	0.68%
Global X Cybersecurity ETF	0.50%
Global X Dorsey Wright Thematic ETF	0.50%
Global X Video Games & Esports ETF	0.50%
Global X HealthTech ETF	0.50%*
Global X CleanTech ETF	0.50%
Global X Data Center & Digital Infrastructure ETF	0.50%
Global X Clean Water ETF	0.50%
Global X AgTech & Food Innovation ETF	0.50%
Global X Blockchain ETF	0.50%
Global X Hydrogen ETF	0.50%
Global X Defense Tech ETF	0.50%
Global X Infrastructure Development ex-U.S. ETF	0.55%
Global X AI Semiconductor & Quantum ETF	0.50%

* The Board of Trustees of the Trust voted to approve a lower Supervision and Administration Fee for the Global X HealthTech ETF (formerly known as the Global X Telemedicine & Digital Health ETF) of 0.50% effective April 1, 2025. Prior to that, the Fund was subject to a Management Fee of 0.68%.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the funds.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution

Notes to Financial Statements (Continued)

November 30, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as the Custodian and transfer agent of the Global X Millennial Consumer ETF, Global X U.S. Infrastructure Development ETF, Global X Cloud Computing ETF and Global X HealthTech ETF. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

BNY is the Custodian of the Trust’s portfolio securities and cash with respect to all Funds except the Global X Millennial Consumer ETF, Global X U.S. Infrastructure Development ETF, Global X Cloud Computing ETF and Global X HealthTech ETF. As Custodian, BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust. BNY also serves as the Trust’s transfer agent on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as transfer agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Fund, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

Notes to Financial Statements (Continued)

November 30, 2025

4. INVESTMENT TRANSACTIONS

For the year or period ended November 30, 2025, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Millennial Consumer ETF	$13,970,876	$13,811,597
Global X Aging Population ETF	7,244,103	6,134,863
Global X FinTech ETF	37,759,863	39,652,970
Global X Internet of Things ETF	37,686,800	38,216,577
Global X Robotics & Artificial Intelligence ETF	445,856,340	330,159,851
Global X U.S. Infrastructure Development ETF	889,208,304	886,630,643
Global X Autonomous & Electric Vehicles ETF	125,903,787	141,185,517
Global X Artificial Intelligence & Technology ETF	1,063,285,140	635,294,285
Global X Genomics & Biotechnology ETF	18,712,428	18,586,893
Global X Cloud Computing ETF	40,537,043	41,548,300
Global X Cybersecurity ETF	431,196,124	421,731,170
Global X Dorsey Wright Thematic ETF	21,586,188	21,539,408
Global X Video Games & Esports ETF	39,309,799	43,433,524
Global X HealthTech ETF	26,345,851	25,257,046
Global X CleanTech ETF	9,570,072	11,126,763
Global X Data Center & Digital Infrastructure ETF	223,129,094	150,591,428
Global X Clean Water ETF	4,436,075	2,649,125
Global X AgTech & Food Innovation ETF	4,701,033	4,318,291
Global X Blockchain ETF	134,967,805	126,781,510
Global X Hydrogen ETF	38,918,504	36,140,657
Global X Defense Tech ETF	1,317,706,134	1,007,974,366
Global X Infrastructure Development ex-U.S. ETF	2,302,956	1,611,740
Global X AI Semiconductor & Quantum ETF	2,464,154	526,588

Notes to Financial Statements (Continued)

November 30, 2025

4. INVESTMENT TRANSACTIONS (continued)

For each of the year or period ended November 30, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X Millennial Consumer ETF	$4,544,324	$24,958,314	$8,377,208
Global X Aging Population ETF	16,025,508	12,558,682	3,520,333
Global X FinTech ETF	15,603,550	65,605,029	15,763,700
Global X Internet of Things ETF	27,285,245	71,855,267	26,376,863
Global X Robotics & Artificial Intelligence ETF	437,050,870	327,732,113	147,443,712
Global X U.S. Infrastructure Development ETF	1,953,417,411	2,261,101,389	868,385,195
Global X Autonomous & Electric Vehicles ETF	7,677,210	147,634,222	14,433,406
Global X Artificial Intelligence & Technology ETF	3,624,599,454	599,044,306	263,720,126
Global X Genomics & Biotechnology ETF	—	23,458,009	(5,656,897)
Global X Cloud Computing ETF	67,421,049	143,107,154	18,350,777
Global X Cybersecurity ETF	352,347,137	110,966,404	46,336,023
Global X Dorsey Wright Thematic ETF	562,069	6,810,614	(1,263,129)
Global X Video Games & Esports ETF	39,582,255	56,811,061	11,598,108
Global X HealthTech ETF	16,594,334	10,175,217	(1,421,034)
Global X CleanTech ETF	2,714,327	14,448,407	(12,955,775)
Global X Data Center & Digital Infrastructure ETF	412,705,361	37,851,899	12,498,675
Global X Clean Water ETF	20,249,360	11,014,218	2,116,375
Global X AgTech & Food Innovation ETF	4,862,696	3,369,304	343,718
Global X Blockchain ETF	197,023,413	116,743,551	76,980,123
Global X Hydrogen ETF	9,721,929	6,479,738	1,722,180
Global X Defense Tech ETF	3,722,307,042	626,671,419	237,893,693
Global X Infrastructure Development ex-U.S. ETF	3,199,180	2,348,292	216,853
Global X AI Semiconductor & Quantum ETF	9,351,827	566,581	80,464

For the year or period ended November 30, 2025, there were no purchases or sales of long-term U.S. Government securities by the Funds.

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

Notes to Financial Statements (Continued)

November 30, 2025

5. DERIVATIVE TRANSACTIONS (continued)

The following tables show the fair value of the derivative financial instruments and the location in the Statements of Assets and Liabilities categorized by underlying risk exposure as of November 30, 2025:

Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X Robotics & Artificial Intelligence ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$541,298	*	Equity contracts	Unrealized depreciation on Futures Contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$541,298				$–

Global X U.S. Infrastructure Development ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$338,131	*	Equity contracts	Unrealized depreciation on Futures Contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$338,131				$–

Global X Cybersecurity ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$19,762	*	Equity contracts	Unrealized depreciation on Futures Contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$19,762				$–

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended November 30, 2025:

Amount of realized gain (loss) on derivatives reported within the income section of Statements of Operations:

Futures Contracts
Global X Robotics & Artificial Intelligence ETF
Equity contracts	$2,492,467

Notes to Financial Statements (Continued)

November 30, 2025

5. DERIVATIVE TRANSACTIONS (continued)

Futures Contracts
Global X U.S. Infrastructure Development ETF
Equity contracts	$(460,367)

Global X Cybersecurity ETF
Equity contracts	$(5,957)

Change in unrealized appreciation (depreciation) on derivatives reported within the income section of Statements of Operations:

Futures Contracts
Global X Robotics & Artificial Intelligence ETF

Equity contracts	$157,199

Global X U.S. Infrastructure Development ETF

Equity contracts	186,840

Global X Cybersecurity ETF

Equity contracts	19,762

The following table discloses the average monthly balances of the Funds’ Futures activity during the year ended November 30, 2025:

	Average Notional Balance Short	Average Notional Balance Long
Global X Robotics & Artificial Intelligence ETF	$–	$11,129,165
Global X U.S. Infrastructure Development ETF	$–	$6,614,084
Global X Cybersecurity ETF	$–	$708,833

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. The differences have been reclassified on the Statements of Assets and Liabilities to/from the Paid-in Capital and Total Earnings (Accumulated/Losses) accounts during the fiscal year ended November 30, 2025 are primarily attributable to redemptions in-kind, return of capital distributions,

Notes to Financial Statements (Continued)

November 30, 2025

6. TAX INFORMATION (continued)

foreign currency, MLP adjustments, REIT adjustments, utilization of earnings and profits on shareholder redemptions, and sales of passive foreign investment companies.

The tax character of dividends and distributions declared during the years or periods ended November 30, 2025 and November 30, 2024 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Millennial Consumer ETF
2025	$277,563	$–	$–	$277,563
2024	409,955	–	–	409,955
Global X Aging Population ETF
2025	$533,688	$–	$–	$533,688
2024	438,748	–	–	438,748
Global X FinTech ETF
2025	$1,677,055	$–	$–	$1,677,055
2024	709,172	–	–	709,172
Global X Internet of Things ETF
2025	$1,496,685	$–	$–	$1,496,685
2024	1,821,857	–	–	1,821,857
Global X Robotics & Artificial Intelligence ETF
2025	$6,592,167	$–	$–	$6,592,167
2024	1,998,947	–	2,145,659	4,144,606
Global X U.S. Infrastructure Development ETF
2025	$51,346,847	$–	$–	$51,346,847
2024	34,799,827	6,870,550	–	41,670,377
Global X Autonomous & Electric Vehicles ETF
2025	$7,150,304	$–	$–	$7,150,304
2024	10,410,110	–	–	10,410,110
Global X Artificial Intelligence & Technology ETF
2025	$4,826,023	$–	$–	$4,826,023
2024	3,035,733	–	–	3,035,733
Global X Genomics & Biotechnology ETF
2025	$43,713	$–	$–	$43,713
2024	–	–	–	–
Global X Cloud Computing ETF
2025	$–	$–	$–	$–
2024	–	–	–	–
Global X Cybersecurity ETF
2025	$–	$–	$755,500	$755,500
2024	741,657	–	–	741,657
Global X Dorsey Wright Thematic ETF
2025	$99,799	$–	$–	$99,799
2024	412,897	–	180,016	592,913
Global X Video Games & Esports ETF
2025	$1,621,103	$–	$–	$1,621,103

Notes to Financial Statements (Continued)

November 30, 2025

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
2024	1,027,863	–	–	1,027,863
Global X HealthTech ETF
2025	$32,853	$–	$–	$32,853
2024	–	–	–	–
Global X CleanTech ETF
2025	$425,046	$–	$–	$425,046
2024	452,237	–	–	452,237
Global X Data Center & Digital Infrastructure ETF
2025	$3,135,289	$–	$–	$3,135,289
2024	881,454	–	–	881,454
Global X Clean Water ETF
2025	$150,966	$–	$–	$150,966
2024	135,553	–	–	135,553
Global X AgTech & Food Innovation ETF
2025	$105,560	$–	$–	$105,560
2024	73,440	–	–	73,440
Global X Blockchain ETF
2025	$11,977,855	$–	$–	$11,977,855
2024	3,111,807	–	–	3,111,807
Global X Hydrogen ETF
2025	$522,677	$–	$–	$522,677
2024	–	–	–	–
Global X Defense Tech ETF
2025	$8,050,183	$–	$–	$8,050,183
2024	487,195	–	–	487,195
Global X Infrastructure Development ex-U.S. ETF
2025	$33,086	$–	$–	$33,086
2024	–	–	–	–
Global X AI Semiconductor & Quantum ETF
2025	$–	$–	$–	$–

Notes to Financial Statements (Continued)

November 30, 2025

6. TAX INFORMATION (continued)

On August 29, 2025 the Global X PropTech ETF was liquidated, and closed and paid a long term capital gain distribution of $9,611. The tax character of the distribution will be communicated on Form 1099DIV in 2026.

As of November 30, 2025, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Millennial Consumer ETF	Global X Aging Population ETF	Global X FinTech ETF
Undistributed Ordinary Income	$131,380	$283,686	$278,207
Capital Loss Carryforwards	(15,250,044)	(4,584,345)	(190,561,020)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(6,775,217)	7,659,855	(75,251,707)
Other Temporary Differences	–	(1)	8
Total Distributable Earnings (Accumulated Losses)	$(21,893,881)	$3,359,195	$(265,534,512)

	Global X Internet of Things ETF	Global X Robotics & Artificial Intelligence ETF	Global X U.S. Infrastructure Development ETF
Undistributed Ordinary Income	$579,928	$3,805,648	$35,834,997
Undistributed Long-Term Capital Gain	–	–	27,146,075
Capital Loss Carryforwards	(23,435,993)	(552,046,342)	–
Unrealized Appreciation on Investments and Foreign Currency	11,607,392	102,595,498	2,278,956,467
Other Temporary Differences	(2)	(1)	148
Total Distributable Earnings (Accumulated Losses)	$(11,248,675)	$(445,645,197)	$2,341,937,687

	Global X Autonomous & Electric Vehicles ETF	Global X Artificial Intelligence & Technology ETF	Global X Genomics & Biotechnology ETF
Undistributed Ordinary Income	$1,448,392	$1,700,455	$–
Capital Loss Carryforwards	(241,386,083)	(13,935,373)	(125,878,857)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(47,362,825)	1,125,507,733	(13,785,026)
Other Temporary Differences	(4)	(6)	(174,314)
Total Distributable Earnings (Accumulated Losses)	$(287,300,520)	$1,113,272,809	$(139,838,197)

Notes to Financial Statements (Continued)

November 30, 2025

6. TAX INFORMATION (continued)

	Global X Cloud Computing ETF	Global X Cybersecurity ETF	Global X Dorsey Wright Thematic ETF
Undistributed Ordinary Income	$–	$–	$16,749
Capital Loss Carryforwards	(290,771,505)	(276,224,066)	(55,356,964)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(118,142,393)	(7,814,260)	208,904
Late Year Loss Deferral	(1,537,568)	(1,542,528)	–
Other Temporary Differences	3	2	(3)
Total Accumulated Losses	$(410,451,463)	$(285,580,852)	$(55,131,314)

	Global X Video Games & Esports ETF	Global X HealthTech ETF	Global X CleanTech ETF
Undistributed Ordinary Income	$1,035,614	$100,571	$117,316
Capital Loss Carryforwards	(85,226,773)	(144,972,427)	(67,779,570)
Unrealized Depreciation on Investments and Foreign Currency	(14,190,403)	(12,859,303)	(29,883,679)
Other Temporary Differences	3	2	(3)
Total Accumulated Losses	$(98,381,559)	$(157,731,157)	$(97,545,936)

	Global X Data Center & Digital Infrastructure ETF	Global X Clean Water ETF	Global X AgTech & Food Innovation ETF
Undistributed Ordinary Income	$2,992,127	$154,981	$89,537
Capital Loss Carryforwards	(3,582,984)	(553,798)	(4,415,448)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	50,466,396	(346,218)	(1,179,503)
Other Temporary Differences	(1)	(1)	5
Total Distributable Earnings (Accumulated Losses)	$49,875,538	$(745,036)	$(5,505,409)

	Global X Blockchain ETF	Global X Hydrogen ETF	Global X Defense Tech ETF
Undistributed Ordinary Income	$495,638	$1,204,943	$7,521,113
Capital Loss Carryforwards	(153,674,396)	(41,895,574)	(21,004,880)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	63,675,627	(2,922,814)	492,845,486
Other Temporary Differences	(4)	(3)	(4)
Total Distributable Earnings (Accumulated Losses)	$(89,503,135)	$(43,613,448)	$479,361,715

Notes to Financial Statements (Continued)

November 30, 2025

6. TAX INFORMATION (continued)

	Global X Infrastructure Development ex-U.S. ETF	Global X AI Semiconductor & Quantum ETF
Undistributed Ordinary Income	$40,053	$–
Capital Loss Carryforwards	(47,028)	(53,054)
Unrealized Appreciation on Investments and Foreign Currency	412,270	66,237
Other Temporary Differences	2	1
Total Distributable Earnings	$405,297	$13,184

Qualified late year ordinary (including currency and specified gain/loss items) represents losses realized from January 1, 2025 through November 30, 2025, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For taxable years beginning after December 22, 2010, a registered investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost and aggregated gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2025, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Millennial Consumer ETF	$116,895,215	$ 26,679,829	$ (33,455,046)	$ (6,775,217)
Global X Aging Population ETF	68,155,306	13,665,337	(6,005,482)	7,659,855
Global X FinTech ETF	351,403,739	43,982,910	(119,234,617)	(75,251,707)
Global X Internet of Things ETF	192,358,380	42,873,373	(31,265,981)	11,607,392
Global X Robotics & Artificial Intelligence ETF	3,027,861,121	705,629,081	(603,033,583)	102,595,498
Global X U.S. Infrastructure Development ETF	7,538,391,015	2,546,043,518	(267,087,051)	2,278,956,467
Global X Autonomous & Electric Vehicles ETF	397,688,970	66,994,041	(114,356,866)	(47,362,825)
Global X Artificial Intelligence & Technology ETF	5,870,726,052	1,428,419,195	(302,911,462)	1,125,507,733
Global X Genomics & Biotechnology ETF	69,069,889	11,927,668	(25,712,694)	(13,785,026)
Global X Cloud Computing ETF	393,281,601	24,043,698	(142,186,091)	(118,142,393)
Global X Cybersecurity ETF	1,024,209,443	128,881,015	(136,695,275)	(7,814,260)
Global X Dorsey Wright Thematic ETF	11,500,438	225,936	(17,032)	208,904
Global X Video Games & Esports ETF	140,601,674	20,048,267	(34,238,670)	(14,190,403)

Notes to Financial Statements (Continued)

November 30, 2025

6. TAX INFORMATION (continued)

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X HealthTech ETF	$63,887,608	$6,574,286	$(19,433,589)	$(12,859,303)
Global X CleanTech ETF	60,525,695	5,458,497	(35,342,176)	(29,883,679)
Global X Data Center & Digital Infrastructure ETF	636,442,983	95,263,521	(44,797,125)	50,466,396
Global X Clean Water ETF	22,168,105	952,203	(1,298,421)	(346,218)
Global X AgTech & Food Innovation ETF	7,527,997	218,576	(1,398,079)	(1,179,503)
Global X Blockchain ETF	373,598,828	94,171,328	(30,495,701)	63,675,627
Global X Hydrogen ETF	76,129,374	12,939,886	(15,862,700)	(2,922,814)
Global X Defense Tech ETF	4,358,026,940	564,552,474	(71,706,988)	492,845,486
Global X Infrastructure Development ex-U.S. ETF	4,206,039	591,472	(171,202)	420,270
Global X AI Semiconductor & Quantum ETF	10,750,261	453,087	(386,850)	66,237

The preceding differences between book and tax cost are primarily due to mark-to-market of passive foreign investment companies, partnership adjustments, and wash sales.

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may invest in companies focused on business activities in emerging economic themes. Such thematic companies typically face intense competition and potentially rapid product obsolescence. Thematic companies may have limited product lines, markets, financial resources or personnel. These companies typically engage in significant amounts of spending on research and development, capital expenditures and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. These companies are also frequently dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Such companies may be potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The emergent nature of many economic themes could result in increasing regulatory scrutiny in the future, which may impede the growth of companies that develop and/or focus on such economic themes. Similarly, the

Notes to Financial Statements (Continued)

November 30, 2025

7. CONCENTRATION OF RISKS (continued)

collection of data from consumers and other sources is frequently a critical component in emerging economic themes which could lead to increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Finally, these companies may be involved in young, fast evolving industries with increased exposure to the risks associated with changes in applicable laws (including regulation, other rule changes, and related federal and state enforcement activities), as well as market developments, which may cause businesses to contract or close suddenly and negatively impact the value of these companies.

Special Risk Considerations of Investing in China — Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may

Notes to Financial Statements (Continued)

November 30, 2025

7. CONCENTRATION OF RISKS (continued)

prohibit the ability of the shell company to receive the economic benefits of the Chinese based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Each Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index (also known as a secondary index) in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying index when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not to the underlying indexes).

Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a substantial impact on these Funds.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. Government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer

Notes to Financial Statements (Continued)

November 30, 2025

7. CONCENTRATION OF RISKS (continued)

securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value.

AI Semiconductor and Semiconductor Equipment Companies involved in developing artificial intelligence (“AI”) infrastructure, semiconductors, and related equipment are subject to significant risks, including rapid changes in product cycles, product obsolescence, supply chain disruptions, evolving government regulations, and intense domestic and international competition. These companies may also be affected by trade agreements between countries that develop these technologies and countries where customers are located. Success in this industry often depends on the ability to develop and produce competitive new semiconductor technologies, which typically requires substantial research and development expenditures. Failure to successfully demonstrate advanced functionality and performance can have a material adverse impact on a company’s business.

Quantum computing is an emerging industry characterized by early-stage development. Companies in this sector may have limited operating histories, minimal revenues, and uncertain prospects for profitability. Valuations of quantum computing companies may be based more on speculative potential than on current financial performance, which can lead to elevated volatility and the risk of significant losses. These companies also face risks from rapid technological change, intense competition, shifts in consumer demand and government funding, evolving regulatory frameworks, and export control restrictions. As a result, the Fund’s exposure to quantum computing companies may cause greater price volatility and an increased risk of loss compared to funds that do not invest in this industry.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. LOANS OF PORTFOLIO SECURITIES

On or about August 15, 2025, BBH was replaced by Mitsubishi UFJ Trust and Banking Corporation (“MUTB”) as the securities lending agent for the Global X Millennial Consumer ETF, Global X U.S. Infrastructure Development ETF, Global X Cloud Computing ETF and Global X HealthTech ETF. Prior to August 15, 2025, BBH served as the Securities Lending Agent for these Funds.

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BBH and BNY are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments, or U.S. Treasury obligations and is recognized in the Schedules

Notes to Financial Statements (Continued)

November 30, 2025

8. LOANS OF PORTFOLIO SECURITIES (continued)

of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by MUTB or BNY, as applicable, and are designated as being held on each Fund’s behalf under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the counterparty to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default,

Notes to Financial Statements (Continued)

November 30, 2025

8. LOANS OF PORTFOLIO SECURITIES (continued)

to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees.

The following is a summary of securities on loan by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of November 30, 2025.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount(2)
Global X FinTech ETF	$19,751,082	$10,287,105	$9,463,977	$—
Global X Internet of Things ETF	5,531,402	3,774,046	1,757,356	—
Global X Robotics & Artificial Intelligence ETF	245,476,761	117,659,000	127,817,761	—
Global X U.S. Infrastructure Development ETF	1,516,587	1,503,575	—	13,012
Global X Autonomous & Electric Vehicles ETF	37,359,702	19,110,472	18,249,230	—
Global X Artificial Intelligence & Technology ETF	41,403,471	32,893,986	8,509,485	—
Global X Genomics & Biotechnology ETF	5,300,531	755,684	4,544,847	—
Global X Cloud Computing ETF	673,669	673,669	—	—
Global X Cybersecurity ETF	41,504,092	17,049,821	24,454,271	—
Global X Dorsey Wright Thematic ETF	2,572,328	2,562,690	—	9,638
Global X Video Games & Esports ETF	5,062,363	4,614,225	448,138	—
Global X CleanTech ETF	1,554,475	627,049	927,426	—
Global X Data Center & Digital Infrastructure ETF	33,886,760	33,425,537	—	461,223
Global X AgTech & Food Innovation ETF	10,702	10,702	—	—
Global X Blockchain ETF	102,628,649	73,778,903	28,484,936	364,810
Global X Hydrogen ETF	10,892,951	10,694,192	198,759	—
Global X Defense Tech ETF	34,463,722	26,920,511	7,543,211	—

Notes to Financial Statements (Continued)

November 30, 2025

8. LOANS OF PORTFOLIO SECURITIES (continued)

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.
(2)	The Fund adjusts collateral with the borrower by the next business day after valuing loaned securities. As a result, collateral may briefly fall below the value of securities on loan.

The value of loaned securities and related collateral outstanding at November 30, 2025 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of November 30, 2025, the cash collateral was invested in repurchase agreements, short-term investments and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X FinTech ETF
Repurchase Agreements	$10,357,600	$—	$—	$—	$10,357,600
U.S. Government Securities	—	—	—	18,978	18,978
Total	$10,357,600	$—	$—	$18,978	$10,376,578
Global X Internet of Things ETF
Repurchase Agreements	$4,135,310	$—	$—	$—	$4,135,310
Total	$4,135,310	$—	$—	$—	$4,135,310
Global X Robotics & Artificial Intelligence ETF
Repurchase Agreements	$124,768,323	$—	$—	$—	$124,768,323
U.S. Government Securities	—	145,450	204,462	14,260,481	14,610,393
Total	$124,768,323	$145,450	$204,462	$14,260,481	$139,378,716
Global X U.S. Infrastructure Development ETF
Short-Term Investment	$1,503,875	$—	$—	$—	$1,503,875
Total	$1,503,875	$—	$—	$—	$1,503,875
Global X Autonomous & Electric Vehicles ETF
Repurchase Agreements	$19,813,894	$—	$—	$—	$19,813,894
Total	$19,813,894	$—	$—	$—	$19,813,894
Global X Artificial Intelligence & Technology ETF
Repurchase Agreements	$33,286,145	$—	$—	$—	$33,286,145
Total	$33,286,145	$—	$—	$—	$33,286,145

Notes to Financial Statements (Continued)

November 30, 2025

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Genomics & Biotechnology ETF
Repurchase Agreements	$767,211	$—	$—	$—	$767,211
Total	$767,211	$—	$—	$—	$767,211
Global X Cloud Computing ETF
Short-Term Investment	$694,926	$—	$—	$—	$694,926
Total	$694,926	$—	$—	$—	$694,926
Global X Cybersecurity ETF
Repurchase Agreements	$17,611,504	$—	$—	$—	$17,611,504
Total	$17,611,504	$—	$—	$—	$17,611,504
Global X Dorsey Wright Thematic ETF
Repurchase Agreements	$2,562,690	$—	$—	$—	$2,562,690
Total	$2,562,690	$—	$—	$—	$2,562,690
Global X Video Games & Esports ETF
Repurchase Agreements	$4,772,950	$—	$—	$—	$4,772,950
Total	$4,772,950	$—	$—	$—	$4,772,950
Global X CleanTech ETF
Repurchase Agreements	$667,103	$—	$—	$—	$667,103
Total	$667,103	$—	$—	$—	$667,103
Global X Data Center & Digital Infrastructure ETF
Repurchase Agreements	$33,425,537	$—	$—	$—	$33,425,537
Total	$33,425,537	$—	$—	$—	$33,425,537
Global X AgTech & Food Innovation ETF
Repurchase Agreements	$11,111	$—	$—	$—	$11,111
Total	$11,111	$—	$—	$—	$11,111
Global X Blockchain ETF
Repurchase Agreements	$73,778,903	$—	$—	$—	$73,778,903
Total	$73,778,903	$—	$—	$—	$73,778,903
Global X Hydrogen ETF
Repurchase Agreements	$11,716,822	$—	$—	$—	$11,716,822
Total	$11,716,822	$—	$—	$—	$11,716,822
Global X Defense Tech ETF
Repurchase Agreements	$27,553,980	$—	$—	$—	$27,553,980
Total	$27,553,980	$—	$—	$—	$27,553,980

Notes to Financial Statements (Continued)

November 30, 2025

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. REVERSE SHARE SPLIT

Effective December 19, 2022, the Board of the Trust approved a reverse share split at the ratio of one to four (1:4) of the issued and outstanding shares of the Global X Blockchain ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by a one to four ratio, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended, has been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective June 14, 2024, the Board of the Trust approved a reverse share split at the ratio of one to five (1:5) of the issued and outstanding shares of the Global X Hydrogen ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on June 14, 2024. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by a one to five ratio, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective August 29, 2025, the Board of the Trust approved a reverse share split at the ratio of one to four (1:4) of the issued and outstanding shares of the Global X Genomics & Biotechnology ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on August 29, 2025. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by a one to four ratio, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Notes to Financial Statements (Continued)

November 30, 2025

10. REVERSE SHARE SPLIT (continued)

Effective August 29, 2025, the Board of the Trust approved a reverse share split at the ratio of one to three (1:3) of the issued and outstanding shares of the Global X HealthTech ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on August 29, 2025. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by a one to three ratio, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective August 29, 2025, the Board of the Trust approved a reverse share split at the ratio of one to five (1:5) of the issued and outstanding shares of the Global X CleanTech ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on August 29, 2025. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by a one to five ratio, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective August 29, 2025, the Board of the Trust approved a reverse share split at the ratio of one to three (1:3) of the issued and outstanding shares of the Global X AgTech & Food Innovation ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on August 29, 2025. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by a one to three ratio, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

11. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Notes to Financial Statements (Concluded)

November 30, 2025

12. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the twenty-three funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-three of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of November 30, 2025, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Global X Millennial Consumer ETF (1)
Global X Aging Population ETF (1)
Global X FinTech ETF (1)
Global X Internet of Things ETF (1)
Global X Robotics & Artificial Intelligence ETF (1)
Global X U.S. Infrastructure Development ETF (1)
Global X Autonomous & Electric Vehicles ETF (1)
Global X Artificial Intelligence & Technology ETF (1)
Global X Genomics & Biotechnology ETF (1)
Global X Cloud Computing ETF (1)
Global X Cybersecurity ETF (1)
Global X Dorsey Wright Thematic ETF (1)
Global X Video Games & Esports ETF (1)
Global X HealthTech ETF (1)
Global X CleanTech ETF (1)
Global X Data Center & Digital Infrastructure ETF (1)
Global X Clean Water ETF (1)
Global X AgTech & Food Innovation ETF (1)
Global X Blockchain ETF (1)
Global X Hydrogen ETF (1)
Global X Defense Tech ETF (1)
Global X Infrastructure Development ex-U.S. ETF (2)
Global X AI Semiconductor & Quantum ETF (3)

Report of Independent Registered Public Accounting Firm (Concluded)

(1)	Statements of operations for the year ended November 30, 2025 and statements of changes in net assets for each of the two years in the period ended November 30, 2025
(2)	Statement of operations for the year ended November 30, 2025 and statement of changes in net assets for the year ended November 30, 2025 and the period August 27, 2024 (commencement of operations) through November 30, 2024
(3)	Statement of operations and statement of changes in net assets for the period September 30, 2025 (commencement of operations) through November 30, 2025

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 28, 2026

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Notice to Shareholders (UNAUDITED)

For shareholders that do not have a November 30, 2025 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2025, the Funds have designated the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)
Global X Millennial Consumer ETF
0.00%	0.00%	100.00%	100.00%	100.00%
Global X Aging Population ETF
0.00%	0.00%	100.00%	100.00%	59.98%
Global X FinTech ETF
0.00%	0.00%	100.00%	100.00%	8.12%
Global X Internet of Things ETF
0.00%	0.00%	100.00%	100.00%	86.55%
Global X Robotics & Artificial Intelligence ETF
0.00%	0.00%	100.00%	100.00%	3.09%
Global X U.S. Infrastructure Development ETF
0.00%	7.38%	92.62%	100.00%	89.76%
Global X Autonomous & Electric Vehicles ETF
0.00%	0.00%	100.00%	100.00%	22.19%
Global X Artificial Intelligence & Technology ETF
0.00%	0.00%	100.00%	100.00%	100.00%
Global X Genomics & Biotechnology ETF
0.00%	0.00%	100.00%	100.00%	100.00%
Global X Cloud Computing ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X Cybersecurity ETF
100.00%	0.00%	0.00%	100.00%	100.00%
Global X Dorsey Wright Thematic ETF
0.00%	0.00%	100.00%	100.00%	72.05%
Global X Video Games & Esports ETF
0.00%	0.00%	100.00%	100.00%	1.62%
Global X HealthTech ETF
0.00%	0.00%	100.00%	100.00%	24.29%
Global X CleanTech ETF
0.00%	0.00%	100.00%	100.00%	0.00%
Global X Data Center & Digital Infrastructure ETF
0.00%	0.00%	100.00%	100.00%	8.50%
Global X Clean Water ETF
0.00%	0.00%	100.00%	100.00%	58.08%
Global X AgTech & Food Innovation ETF
0.00%	0.00%	100.00%	100.00%	31.82%
Global X Blockchain ETF
0.00%	0.00%	100.00%	100.00%	0.01%
Global X Hydrogen ETF
0.00%	0.00%	100.00%	100.00%	11.13%
Global X Defense Tech ETF
0.00%	0.00%	100.00%	100.00%	100.00%
Global X Infrastructure Development ex-U.S. ETF
0.00%	0.00%	100.00%	100.00%	1.13%
Global X AI Semiconductor & Quantum ETF
0.00%	0.00%	0.00%	0.00%	0.00%

(1)   Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

Notice to Shareholders (UNAUDITED)

Qualifying Dividend Income (2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X Millennial Consumer ETF
100.00%	0.00%	0.49%	0.00%	0.00%	0.00%
Global X Aging Population ETF
100.00%	0.00%	0.13%	0.00%	0.00%	0.00%
Global X FinTech ETF
13.44%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Internet of Things ETF
100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Robotics & Artificial Intelligence ETF
100.00%	0.00%	0.01%	0.00%	0.00%	17.68%
Global X U.S. Infrastructure Development ETF
90.04%	0.00%	0.57%	0.00%	0.00%	0.00%
Global X Autonomous & Electric Vehicles ETF
87.17%	0.00%	0.12%	0.00%	0.00%	0.00%
Global X Artificial Intelligence & Technology ETF
100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Genomics & Biotechnology ETF
100.00%	0.00%	0.02%	0.00%	0.00%	0.00%
Global X Cloud Computing ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Cybersecurity ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Dorsey Wright Thematic ETF
72.65%	0.00%	0.02%	0.00%	0.00%	2.52%
Global X Video Games & Esports ETF
48.65%	0.00%	0.00%	0.00%	0.00%	1.80%
Global X HealthTech ETF
100.00%	0.00%	0.41%	0.00%	0.00%	0.00%
Global X CleanTech ETF
50.50%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Data Center & Digital Infrastructure ETF
22.48%	0.00%	0.00%	0.00%	27.44%	0.00%
Global X Clean Water ETF
93.09%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X AgTech & Food Innovation ETF
100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Blockchain ETF
0.77%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Hydrogen ETF
27.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Defense Tech ETF
100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Infrastructure Development ex-U.S. ETF
100.00%	0.00%	0.00%	0.00%	0.00%	22.63%
Global X AI Semiconductor & Quantum ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(2)  The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and it is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

(3)  “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)  The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)  The percentage of this column represents the amount of “Short Term Capital Gain Dividend’’ and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

Notice to Shareholders (UNAUDITED)

(6)  The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended November 30, 2025, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X Robotics & Artificial Intelligence ETF	$8,159,006	$1,415,948
Global X Dorsey Wright Thematic ETF	94,844	2,585
Global X Video Games & Esports ETF	599,532	29,685
Global X Infrastructure Development ex-U.S. ETF	67,202	9,677

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099- DIV.

Other information (Form N-CSR Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)  No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2)  No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3)  No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4)  No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At the Board meeting (the “New Fund Board Meeting”) of the Global X Funds (the “Trust”) held on July 31, 2025, with respect to the Global X AI Semiconductor & Quantum ETF (the “New Fund,”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”); and (ii) the initial Supervision and Administration Agreement (the “New Supervision and Administration Agreement”) between the Trust, on behalf of the New Fund, and Global X Management Company LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

Other information (Form N-CSR Items 8-11) (Unaudited) (Continued)

At a Board meeting of the Trust held on November 20, 2025 (the “November Board Meeting” and together with the New Fund Board Meeting, the “Board Meetings”), called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) also considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund (each a “Renewal Fund” and together, the “Renewal Funds”) included in this Form N-CSR; and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”), each between the Trust, on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the Board Meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

NEW FUND AGREEMENTS

In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Fund. With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Fund in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the

Other information (Form N-CSR Items 8-11) (Unaudited) (Continued)

New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

•	the New Fund’s investment strategies and Global X Management’s experience with such strategies, including with respect to any unique aspect of its strategies; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded at the New Fund Board Meeting that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.

Performance

The Board determined that, because the New Fund had not yet begun investment operations as of the dates of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund. With respect to this factor, the Board considered:

•	the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by the New Fund under the New Fund Agreements for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

•	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and

Other information (Form N-CSR Items 8-11) (Unaudited) (Continued)

quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

The Board considered the fees that were proposed to be charged to the New Fund for advisory services. With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/ or focused ETFs, and/or other similar registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of the New Fund compared to the average and median of the New Fund’s peer group. The Board noted that the New Fund’s proposed Management Fee was 14 basis points higher than the peer group average and 15 basis points higher than the peer group median and its total expenses were expected to be 13 basis points higher than the peer group average and 15 basis points higher than the peer group median, and that Global X Management believed the proposed fees and expenses were appropriate in light of the New Fund’s unique exposure to the semiconductor sector and were in line with the range of the fees and expenses of the comparable funds;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded at the New Fund Board Meeting that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Other information (Form N-CSR Items 8-11) (Unaudited) (Continued)

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale. With respect to this factor, the Board considered:

•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in seeking to assure that the New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded at the New Fund Board Meeting that the proposed unitary Management Fee for the New Fund appropriately addressed economies of scale.

Other Benefits

In considering the New Fund Agreements, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationship with the New Fund.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds. With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue

Other information (Form N-CSR Items 8-11) (Unaudited) (Continued)

to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	each Renewal Fund’s investment strategies and, with respect to the Renewal Funds that invest in unique types of investments, Global X Management’s experience in investing in such instruments and the additional services required to implement such investments; and

•	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third-party sources; and (ii) the performance of pertinent indexes. The Board considered instances of underperformance and overperformance with respect to the competitor funds. Specifically, the Board considered:

•	the performance of each Renewal Fund in absolute terms and compared to its broad-based and additional performance benchmark or underlying index (as applicable) for

Other information (Form N-CSR Items 8-11) (Unaudited) (Continued)

the one-, three-, and five-year or since-inception periods;

•	the tracking error of the Renewal Funds and the performance of each Renewal Fund compared against its underlying index. For Renewal Funds that experienced significant tracking error, the Board considered Global X Management’s explanation for such tracking error, including whether the Renewal Fund uses a replication strategy or a representative sampling strategy to seek investment results that correspond to the underlying index, the frequency with which the Renewal Fund’s underlying index is rebalanced, and whether the Renewal Fund participates in a securities lending program; and

•	the impact of prevailing market conditions on the performance of each Renewal Fund in light of the Renewal Fund’s investment objective.

With respect to the following Renewal Funds, the Board noted that:

•	the Global X HealthTech ETF had returned negative performance for the three- and five- year periods ending September 30, 2025, but that the Renewal Fund’s performance was positive for the one-year period and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index;

•	the Global X Genomics & Biotechnology ETF had returned negative performance for the one-, three- and five-year periods ending September 30, 2025, but that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index;

•	the Global X Dorsey Wright Thematic ETF had returned negative performance for the five-year period ending September 30, 2025, but that the Renewal Fund outperformed its underlying index during that period, and the Renewal Fund’s performance was positive for the one- and three-year periods, and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index;

•	the Global X Blockchain ETF had returned negative performance for since-inception period ending September 30, 2025, but that the Renewal Fund’s performance was positive for the one- and three-year periods and that for each of those periods, the Renewal Fund outperformed its underlying index;

•	the Global X FinTech ETF had returned negative performance for the five-year period ending September 30, 2025, but that the Renewal Fund’s performance was positive for the one- and three-year periods and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index;

•	the Global X Cloud Computing ETF had returned negative performance for the five-year period ending September 30, 2025, but that the Renewal Fund’s performance was positive for the one- and three-year periods and that for each of those periods, the

Other information (Form N-CSR Items 8-11) (Unaudited) (Continued)

Renewal Fund’s performance was in line with that of its underlying index;

•	the Global X AgTech & Food Innovation ETF had returned negative performance for the three-year and since-inception periods ending September 30, 2025, but that the Renewal Fund’s performance was positive for the one-year period and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index;

•	the Global X CleanTech ETF had returned negative performance for the three-year and since-inception ending September 30, 2025, but that the Renewal Fund’s performance was positive for the one-year period and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index;

•	the Global X Hydrogen ETF had returned negative performance for the three-year and since-inception periods ending September 30, 2025 but that the Renewal Fund outperformed its underlying index during those periods, and the Renewal Fund’s performance was positive for the one-year period, and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index; and

•	as of September 30, 2025, the Global X AI Semiconductor & Quantum ETF was a new fund and meaningful data relating to its investment performance was not available.

•	Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds). The Board also considered that, for certain Renewal Funds that had invested in affiliated acquired funds, Global X Management bore the costs of such acquired fund fees and expenses.

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability, as applicable, with respect to the Renewal Funds.

Other information (Form N-CSR Items 8-11) (Unaudited) (Continued)

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

The Board considered fees charged to the Renewal Funds for advisory services. With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds;

•	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration the competitive market of each Renewal Fund and that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive level to make the Renewal Funds viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

With respect to the following Renewal Funds, the Board noted that:

•	the Global X CleanTech ETF’s Management Fee was 1 basis point higher than the peer group average and equal to the peer group median and its total expenses were 6 basis points lower than each of the peer group average and median, and that Global X Management believed the fees and expenses were appropriate given the targeted nature of the Renewal Fund and were within the range of the fees and expenses of the comparable funds;

•	the Global X Hydrogen ETF’s Management Fee was 1 basis point higher than the peer group average and equal to the peer group median and its total expenses were 6

Other information (Form N-CSR Items 8-11) (Unaudited) (Continued)

basis points lower than each of the peer group average and median, and that Global X Management believed the fees and expenses were appropriate given the targeted nature of the Renewal Fund and were within the range of the fees and expenses of the comparable funds;

•	the Global X Genomics & Biotechnology ETF’s Management Fee was equal to the peer group average and 4 basis points higher than the peer group median and its total expenses were 3 basis points lower than the peer group average and 1 basis point higher than the peer group median, and that Global X Management believed the fees and expenses were within the range of the comparable funds;

•	the Global X Dorsey Wright Thematic ETF’s Management Fee and total expenses were each 5 basis points higher than the respective peer group average and 2 basis points higher than the respective peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds;

•	the Global X Robotics & Artificial Intelligence ETF’s Management Fee was 1 basis point higher than the peer group average and 2 basis points lower than the peer group median and its total expenses were 9 basis points higher than the peer group average and 10 basis points higher than the peer group median, and Global X Management believed that the fees and expenses were appropriate given the targeted nature of the Renewal Fund and were within the range of the fees and expenses of the comparable funds;

•	the Global X FinTech ETF’s Management Fee and total expenses were each 11 basis points higher than the peer group average and 8 basis points higher than the peer group median, respectively, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds;

•	the Global X Artificial Intelligence & Technology ETF’s Management Fee and total expenses were each 18 basis points higher than the peer group average and 23 basis points higher than the peer group median, respectively, and that Global X Management believed the fees and expenses were appropriate in light of the targeted exposure of the Renewal Fund and were within the range of the fees and expenses of the comparable funds;

•	the Global X Cloud Computing ETF’s Management Fee and total expenses were each 18 basis points higher than the peer group average and 23 basis points higher than the peer group median, respectively, and that Global X Management believed the fees and expenses were appropriate in light of the targeted exposure of the Renewal Fund and were within the range of the fees and expenses of the comparable funds;

•	the Global X Internet of Things ETF’s Management Fee and total expenses were each 18 basis points higher than the peer group average and 23 basis points higher than the peer group median, respectively, and that Global X Management believed the fees and

Other information (Form N-CSR Items 8-11) (Unaudited) (Continued)

expenses were appropriate in light of the targeted exposure of the Renewal Fund and were within the range of the fees and expenses of the comparable funds;

•	the Global X Cybersecurity ETF’s Management Fee was 5 basis points higher than each of the peer group average and median and its total expenses were 3 basis points higher than the peer group average and 6 basis points higher than the peer group median, and that Global X Management believed that the fees and expenses were within the range of the fees and expenses of the comparable funds;

•	the Global X Defense Tech ETF’s Management Fee was 5 basis points higher than each of the peer group average and median and its total expenses were 2 basis points higher than the peer group average and 5 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were appropriate given the Renewal Fund’s focused defense technology exposure and were within the range of the fees and expenses of the comparable funds;

•	the Global X Autonomous & Electric Vehicles ETF’s Management Fee was 15 basis points higher than the peer group average and 21 basis points higher than the peer group median and its total expenses were 14 basis points higher than the peer group average and 21 basis points higher than the peer group median, and that Global X Management believed the Renewal Fund’s fees and expenses were within the range of the fees and expenses of the comparable funds;

•	the Global X Infrastructure Development ex-U.S. ETF’s Management Fee was 6 basis points higher than the peer group average and 8 basis points higher than the peer group median and its total expenses were 6 basis points higher than each of the peer group average and median, and that Global X Management believed the fees and expenses were appropriate given the Renewal Fund’s exposure to international markets and were within the range of the fees and expenses of the comparable funds;

•	the Global X Data Center & Digital Infrastructure ETF’s Management Fee and total expenses were each 6 basis points higher than each of the peer group average and median, respectively, and that Global X Management believed the fees and expenses were appropriate given the Renewal Fund’s targeted exposure; and

•	the Global X AI Semiconductor & Quantum ETF’s Management Fee was 14 basis points higher than the peer group average and 15 basis points higher than the peer group median, and its total expense were 13 basis points higher than the peer group average and 15 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were appropriate given the Renewal Fund’s unique approach to providing exposure to the semiconductor sector, and that the fees and expenses were within the range of the fees and expenses of the comparable funds.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Other information (Form N-CSR Items 8-11) (Unaudited) (Concluded)

Economies of Scale

The Board considered the existence of any economies of scale and the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale, including through the implementation of expense limitations. With respect to this factor, the Board also considered:

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in seeking to assure that the Renewal Funds are attractive to investors;

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationship with the Renewal Funds.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

605 Third Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-007-1000

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: February 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: February 5, 2026

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen
Principal Financial Officer

Date: February 5, 2026